UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21777

John Hancock Funds III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Michael J. Leary
Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4490

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2009

ITEM 1. REPORT TO SHAREHOLDERS.

John Hancock
MUTUAL FUNDS

John Hancock
Rainier Growth Fund

Semiannual Report
9.30.09

A look at performance

For the period ended September 30, 2009

		Average annual returns (%)				Cumulative total returns (%)
		with maximum sales charge (POP)				with maximum sales charge (POP)

	Inception				Since	Six				Since
Class	date	1-year	5-year	10-year	inception	months	1-year	5-year	10-year	inception

A2	6-15-00	–12.68	1.41	—	–4.97	21.23	–12.68	7.26	—	–37.73

B2	6-15-00	–13.32	0.89	—	–5.61	22.13	–13.32	4.51	—	–41.55

C2	6-15-00	–9.67	1.27	—	–5.61	26.13	–9.67	6.51	—	–41.55

I1,2	6-15-00	–7.72	2.78	—	–4.15	27.86	–7.72	14.67	—	–32.56

R1[1,2]	6-15-00	–8.45	1.67	—	–5.24	27.34	–8.45	8.63	—	–39.34

R3[1,2]	6-15-00	–8.34	1.78	—	–5.14	27.47	–8.34	9.22	—	–38.75

R4[1,2]	6-15-00	–8.05	2.08	—	–4.85	27.72	–8.05	10.86	—	–37.02

R5[1,2]	6-15-00	–7.75	2.39	—	–4.57	27.89	–7.75	12.54	—	–35.23

T2	6-15-00	–13.37	0.68	—	–5.65	20.75	–13.37	3.44	—	–41.76

ADV[1,2]	6-15-00	–7.99	2.51	—	–4.40	27.67	–7.99	13.19	—	–34.15

NAV[1,2]	6-15-00	–7.68	2.85	—	–4.07	27.96	–7.68	15.11	—	–32.01

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A and Class T shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I, Class R1, Class R3, Class R4, Class R5, Class ADV and Class NAV shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until July 31, 2010. The net expenses are as follows: Class A — 1.35%, Class B — 2.10%, Class C — 2.10%, Class R1 — 1.80%, Class R3— 1.65%, Class R4 — 1.35%, Class R5 — 1.05% and Class T — 1.98%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 1.47%, Class B —2.82%, Class C — 2.82%, Class R1 — 8.70%, Class R3 — 8.57%, Class R4 — 8.26%, Class R5 — 7.95% and Class T — 2.07%. For other classes, the net expenses equal the gross expenses and are as follows: Class I—0.86%, Class ADV — 1.14% and Class NAV — 0.83%. The Fund’s expenses for the current fiscal year may be higher than the expenses listed above, for some of the following reasons: i) a significant decrease in average net assets may result in a higher advisory fee rate; ii) a significant decrease in average net assets may result in an increase in the expense ratio; and iii) the termination or expiration of expense cap reimbursements.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors, as described in the Fund’s Class I, Class R1, Class R3, Class R4, Class R5, Class T, Class ADV and Class NAV prospectuses.

2 On April 25, 2008, through a reorganization, the Fund acquired all of the assets of the Rainier Large Cap Growth Equity Portfolio (the predecessor fund). On that date, the predecessor fund offered its Original share class and Institutional share class in exchange for Class A and Class I shares, respectively, of the John Hancock Rainier Growth Fund. Classes A, B, C, I, R1, R3, R4, R5, ADV and NAV of the John Hancock Rainier Growth Fund were first offered on April 28, 2008. The predecessor fund’s Original share class returns have been recalculated to reflect the gross fees and expenses of Class A shares. The returns prior to April 28, 2008 are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class B, C, I, R1, R3, R4, R5, ADV, and NAV, respectively. Class T shares were first offered October 6, 2008; the returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class T shares.

6	Rainier Growth Fund | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Rainier Growth Fund Class A5 shares for the period indicated. For comparison, we’ve shown the same investment in two separate indexes.

		Without sales	With maximum
Class	Period beginning	charge	sales charge	Index 1	Index 2

B2,4,5	6-15-00	$5,845	$5,845	$5,918	$8,471

C2,4,5	6-15-00	5,845	5,845	5,918	8,471

I3,4,5	6-15-00	6,744	6,744	5,918	8,471

R1[3,4,5]	6-15-00	6,066	6,066	5,918	8,471

R3[3,4,5]	6-15-00	6,125	6,125	5,918	8,471

R4[3,4,5]	6-15-00	6,298	6,298	5,918	8,471

R5[3,4,5]	6-15-00	6,477	6,477	5,918	8,471

T4,5	6-15-00	6,131	5,824	5,918	8,471

ADV[3,4,5]	6-15-00	6,585	6,585	5,918	8,471

NAV[3,4,5]	6-15-00	6,799	6,799	5,918	8,471

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I, Class R1, Class R3, Class R4, Class R5, Class T, Class ADV and Class NAV shares, respectively, as of September 30, 2009. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Russell 1000 Growth Index — Index 1 — is an unmanaged index of the 1,000 largest companies in the Russell 3,000 Index.

Standard & Poor’s 500 Index — Index 2 — is an unmanaged index that includes 500 widely traded commonstocks.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 For certain types of investors, as described in the Fund’s Class I, Class R1, Class R3, Class R4, Class R5, Class T, Class ADV and Class NAV share prospectuses.

4 Index 1 as of closest month end to fund inception date.

5 On April 25, 2008, through a reorganization, the Fund acquired all of the assets of the Rainier Large Cap Growth Equity Portfolio (the predecessor fund). On that date, the predecessor fund offered its Original share class and Institutional share class in exchange for Class A and Class I shares, respectively, of the John Hancock Rainier Growth Fund. ClassesA, B, C, I, R1, R3, R4, R5, ADV and NAV of the John Hancock Rainier Growth Fund were first offered on April 28, 2008. The predecessor fund’s Original share class returns have been recalculated to reflect the gross fees and expenses of Class A shares. The returns prior to April 28, 2008 are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class B, C, I, R1, R3, R4, R5, ADV, and NAV, respectively. Class T shares were first offered October 6, 2008; the returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class T shares.

Semiannual report | Rainier Growth Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on April 1, 2009, with the same investment held until September 30, 2009.

	Account value	Ending value	Expenses paid during
	on 4-1-09	on 9-30-09	period ended 9-30-09[1]

Class A	$1,000.00	$1,276.50	$7.19

Class B	1,000.00	1,271.30	11.33

Class C	1,000.00	1,271.30	11.39

Class I	1,000.00	1,278.60	4.86

Class R1	1,000.00	1,273.40	9.57

Class R3	1,000.00	1,274.70	8.72

Class R4	1,000.00	1,277.20	6.96

Class R5	1,000.00	1,278.90	5.26

Class T	1,000.00	1,271.40	10.93

Class ADV	1,000.00	1,276.70	6.05

Class NAV	1,000.00	1,279.60	4.69

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at September 30, 2009, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Rainier Growth Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on April 1, 2009, with the same investment held until September 30, 2009. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 4-1-09	on 9-30-09	period ended 9-30-09[1]

Class A	$1,000.00	$1,018.80	$6.38

Class B	1,000.00	1,015.10	10.05

Class C	1,000.00	1,015.00	10.10

Class I	1,000.00	1,020.80	4.31

Class R1	1,000.00	1,016.60	8.49

Class R3	1,000.00	1,017.40	7.74

Class R4	1,000.00	1,019.00	6.17

Class R5	1,000.00	1,020.50	4.66

Class T	1,000.00	1,015.40	9.70

Class ADV	1,000.00	1,019.80	5.37

Class NAV	1,000.00	1,021.00	4.15

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.26%, 1.99%, 2.00%, 0.85%, 1.68%, 1.53%, 1.22%, 0.92%, 1.92%, 1.06% and 0.82% for Class A, Class B, Class C, Class I, Class R1, Class R3, Class R4, Class R5, Class T, Class ADV and Class NAV shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Fund proxy expenses have been excluded from the expenses shown above.

Semiannual report | Rainier Growth Fund	9

Portfolio summary

Top 10 Holdings[1]

Apple, Inc.	3.7%	Microsoft Corp.	2.3%

Cisco Systems, Inc.	3.3%	Visa, Inc. (Class A)	2.2%

Amazon.com, Inc.	2.7%	Southwestern Energy Co.	2.0%

Google, Inc. (Class A)	2.4%	Praxair, Inc.	2.0%

Transocean, Ltd.	2.3%	Colgate-Palmolive Co.	2.0%

Sector Composition[2,3]

Information Technology	32%	Energy	5%

Health Care	14%	Materials	4%

Consumer Discretionary	13%	Telecommunication Services	1%

Industrials	11%	Utilities	1%

Consumer Staples	9%	Short-Term Investments & Other	1%

Financials	9%

1 As a percentage of net assets on September 30, 2009. Excludes cash and cash equivalents.

2 As a percentage of net assets on September 30, 2009.

3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

10	Rainier Growth Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 9-30-09 (unaudited)

	Shares	Value

Common stocks 98.78%		$1,195,574,556

(Cost $1,053,928,017)

Consumer Discretionary 12.81%		154,992,263

Hotels, Restaurants & Leisure 1.68%

Carnival Corp.	385,440	12,827,443

McDonald’s Corp.	130,510	7,448,206

Internet & Catalog Retail 2.65%

Amazon.com, Inc. (I)	343,600	32,078,496

Media 2.75%

Comcast Corp. (Class A)	531,370	8,974,839

DIRECTV Group, Inc. (I)(L)	299,560	8,261,865

Time Warner, Inc.	559,250	16,095,215

Multiline Retail 1.00%

Kohl’s Corp. (I)	212,010	12,095,171

Specialty Retail 3.03%

Best Buy Co., Inc.	298,290	11,191,841

Gap, Inc.	383,830	8,213,962

Lowe’s Cos., Inc.	822,400	17,221,056

Textiles, Apparel & Luxury Goods 1.70%

Coach, Inc.	321,560	10,585,755

NIKE, Inc. (Class B)	154,535	9,998,414

Consumer Staples 9.24%		111,820,222

Beverages 1.69%

PepsiCo, Inc.	348,510	20,443,597

Food & Staples Retailing 2.16%

CVS Caremark Corp.	478,065	17,086,043

Wal-Mart Stores, Inc.	184,440	9,054,160

Food Products 1.39%

General Mills, Inc.	261,860	16,858,547

Household Products 2.84%

Church & Dwight Co., Inc.	201,160	11,413,818

Colgate-Palmolive Co.	301,410	22,991,555

Personal Products 1.16%

Avon Products, Inc.	411,440	13,972,502

See notes to financial statements

Semiannual report | Rainier Growth Fund	11

F I N A N C I A L   S T A T E M E N T S

	Shares	Value

Energy 5.14%		$62,207,273

Energy Equipment & Services 3.17%

Cameron International Corp. (I)	281,630	10,651,247

Transocean, Ltd. (I)	324,083	27,718,819

Oil, Gas & Consumable Fuels 1.97%

Southwestern Energy Co. (I)	558,510	23,837,207

Financials 9.12%		110,346,863

Capital Markets 5.63%

BlackRock, Inc. (L)	87,415	18,953,320

Charles Schwab Corp.	822,325	15,747,524

Franklin Resources, Inc.	137,070	13,789,242

Goldman Sachs Group, Inc.	48,450	8,931,757

Morgan Stanley	344,650	10,642,792

Diversified Financial Services 3.49%

IntercontinentalExchange, Inc. (I)	140,825	13,686,782

JPMorgan Chase & Co.	460,320	20,171,222

MSCI, Inc. (Class A) (I)	284,410	8,424,224

Health Care 13.73%		166,240,033

Biotechnology 4.30%

Alexion Pharmaceuticals, Inc. (I)	118,680	5,286,007

Amgen, Inc. (I)	274,020	16,504,225

Celgene Corp. (I)	154,315	8,626,208

Gilead Sciences, Inc. (I)	464,715	21,646,425

Health Care Equipment & Supplies 3.76%

Alcon, Inc.	104,240	14,454,961

Baxter International, Inc.	254,470	14,507,335

St. Jude Medical, Inc. (I)	424,760	16,569,888

Health Care Providers & Services 1.60%

Aveta, Inc. (I)(S)	97,210	437,445

Express Scripts, Inc. (I)	244,265	18,950,079

Life Sciences Tools & Services 1.33%

Illumina, Inc. (I)(L)	233,590	9,927,575

QIAGEN NV (I)	288,430	6,137,790

Pharmaceuticals 2.74%

Abbott Laboratories	128,240	6,344,033

Allergan, Inc.	270,650	15,362,094

Teva Pharmaceutical Industries, Ltd., SADR	227,175	11,485,968

Industrials 10.79%		130,597,598

Aerospace & Defense 2.81%

Precision Castparts Corp.	162,005	16,503,449

United Technologies Corp.	288,235	17,562,159

Air Freight & Logistics 1.09%

Expeditors International of Washington, Inc.	373,965	13,144,870

Electrical Equipment 2.34%

ABB, Ltd., SADR	476,745	9,553,970

AMETEK, Inc.	247,330	8,634,290

First Solar, Inc. (I)(L)	66,430	10,154,490

See notes to financial statements

12	Rainier Growth Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

	Shares	Value
Industrials (continued)

Industrial Conglomerates 1.05%

3M Co.	171,680	$12,669,984

Machinery 2.40%

Cummins, Inc.	338,330	15,160,567

Danaher Corp.	206,760	13,919,083

Road & Rail 1.10%

CSX Corp.	317,600	13,294,736

Information Technology 31.36%		379,583,861

Communications Equipment 6.37%

BancTec, Inc. (I)(K)(S)	197,026	1,202,752

Cisco Systems, Inc. (I)	1,709,340	40,237,864

Juniper Networks, Inc. (I)	309,770	8,369,985

QUALCOMM, Inc.	425,175	19,124,371

Research In Motion, Ltd. (I)	121,445	8,203,610

Computers & Peripherals 6.53%

Apple, Inc. (I)	240,875	44,650,999

EMC Corp. (I)	1,241,250	21,150,900

Hewlett-Packard Co.	279,385	13,189,766

Electronic Equipment, Instruments & Components 0.40%

Amphenol Corp. (Class A)	126,660	4,772,549

Internet Software & Services 2.89%

eBay, Inc. (I)	271,140	6,401,615

Google, Inc. (Class A) (I)	57,690	28,605,586

IT Services 3.46%

Cognizant Technology Solutions Corp. (Class A) (I)	279,240	10,795,418

Mastercard, Inc. (Class A)	22,900	4,629,235

Visa, Inc. (Class A) (L)	383,415	26,497,811

Semiconductors & Semiconductor Equipment 5.04%

Broadcom Corp. (Class A) (I)	524,760	16,104,884

Intel Corp.	1,009,625	19,758,361

Marvell Technology Group, Ltd. (I)	570,980	9,244,166

NVIDIA Corp. (I)	507,960	7,634,639

Taiwan Semiconductor Manufacturing Co., Ltd., SADR	758,452	8,312,634

Software 6.67%

Adobe Systems, Inc. (I)	417,300	13,787,592

Check Point Software Technologies, Ltd. (I)	469,370	13,306,639

Citrix Systems, Inc. (I)	309,590	12,145,216

Microsoft Corp.	1,050,325	27,192,914

Oracle Corp.	684,470	14,264,355

Materials 4.20%		50,890,950

Chemicals 2.51%

FMC Corp.	115,360	6,489,000

Praxair, Inc.	292,350	23,882,071

Metals & Mining 1.69%

Freeport-McMoRan Copper & Gold, Inc.	299,080	20,519,879

See notes to financial statements

Semiannual report | Rainier Growth Fund	13

F I N A N C I A L   S T A T E M E N T S

	Shares	Value
Telecommunication Services 1.23%		$14,890,148

Wireless Telecommunication Services 1.23%

American Tower Corp. (Class A) (I)	409,070	14,890,148

Utilities 1.16%		14,005,345

Independent Power Producers & Energy Traders 1.16%

AES Corp. (I)	945,030	14,005,345

	Par value	Value

Short-Term Investments 6.95%		$84,141,566

(Cost $84,142,824)

Repurchase Agreement 1.28%		15,502,000

Repurchase Agreement with State Street Corp. dated
9-30-09 at 0.01% to be repurchased at $15,502,004 on
10-1-09, collateralized by $95,000 Federal Home Loan Bank,
4.645% due 10-5-17 (valued at $97,613, including interest),
$4,130,000 Federal Home Loan Bank, 2.10% due 8-10-12
(valued at $4,145,488, including interest), and $10,590,000
Federal Home Loan Mortgage Corp., 4.50% due 1-15-13
(valued at $11,569,575, including interest).	$15,502,000	15,502,000

	Rate	Shares	Value
Cash Equivalents 5.67%			68,639,566

John Hancock Cash Investment Trust (T)(W)	0.2762% (Y)	6,857,100	68,639,566

Total investments (Cost $1,138,070,841)† 105.73%			$1,279,716,122

Other assets and liabilities, net (5.73%)			($69,306,685)

Total net assets 100.00%			$1,210,409,437

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

SADR Sponsored American Depositary Receipts

(I) Non-income producing security.

(K) Direct placement securities are restricted to resale. The Fund may be unable to sell a direct placement security and it may be more difficult to determine a market value for a direct placement security. Moreover, if adverse market conditions were to develop during the period between the Fund’s decision to sell a direct placement security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The Fund has limited rights to registration under the Securities Act of 1933 with respect to these restricted securities.

			Value as a percentage	Value as of
Issuer, description	Acquisition date	Acquisition cost	of Fund’s net assets	September 30, 2009

BancTec, Inc.
common stock	6-20-07	$4,728,640	0.10%	$1,202,752

(L) All or a portion of this security is on loan as of September 30, 2009.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of the Adviser.

See notes to financial statements

14	Rainier Growth Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

(Y) The rate shown is the annualized seven-day yield as of September 30, 2009.

† At September 30, 2009, the aggregate cost of investment securities for federal income tax purposes was $1,178,800,525. Net unrealized appreciation aggregated $100,915,597, of which $152,123,282 related to appreciated investment securities and $51,207,685 related to depreciated investment securities.

See notes to financial statements

Semiannual report | Rainier Growth Fund	15

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 9-30-09 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $1,053,928,017)
including $67,391,903 of securities loaned (Note 2)	$1,195,574,556
Investments in affiliated issuers, at value (Cost $68,640,824) (Note 2)	68,639,566
Repurchase agreements, at value (Cost $15,502,000) (Note 2)	15,502,000

Total investments, at value (Cost $1,138,070,841)	1,279,716,122

Cash	304
Receivable for investments sold	13,198,938
Receivable for fund shares sold	1,585,246
Dividends and interest receivable	254,197
Receivable for securities lending income	15,933
Receivable from affiliates	30,365
Receivable due from adviser	101,177
Other receivables and prepaid assets	330,727

Total assets	1,295,233,009

Liabilities

Payable for investments purchased	14,622,606
Payable for fund shares repurchased	696,511
Payable upon return of securities loaned (Note 2)	68,641,492
Payable to affiliates
Accounting and legal services fees	9,408
Transfer agent fees	355,630
Distribution and service fees	1,046
Other liabilities and accrued expenses	496,879

Total liabilities	84,823,572

Net assets

Capital paid-in	$2,348,657,543
Undistributed net investment income	179,469
Accumulated net realized loss on investments and foreign
currencytransactions	(1,280,073,555)
Net unrealized appreciation on investments and translation of assets and
liabilities in foreign currencies	141,645,980

Net assets	$1,210,409,437

See notes to financial statements

16	Rainier Growth Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($259,483,507 ÷ 15,833,318 shares)	$16.39
Class B ($27,320,295 ÷ 1,680,257 shares)[1]	$16.26
Class C ($17,120,573 ÷ 1,053,064 shares)[1]	$16.26
Class I ($181,436,560 ÷ 10,982,615 shares)	$16.52
Class R1 ($152,668 ÷ 9,336 shares)	$16.35
Class R3 ($72,915 ÷ 4,452 shares)	$16.38
Class R4 ($73,228 ÷ 4,452 shares)	$16.45
Class R5 ($73,543 ÷ 4,456 shares)	$16.51[2]
Class T ($80,845,933 ÷ 4,943,883 shares)	$16.35
Class ADV ($17,970,207 ÷ 1,090,941 shares)	$16.47
Class NAV ($625,860,008 ÷ 37,892,244 shares)	$16.52

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[3]	$17.25
Class T (net asset value per share ÷ 95%)[3]	$17.21

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 Net assets and shares outstanding have been rounded for presentation purposes. The net asset value is as reported on September 30, 2009.

3 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price isreduced.

See notes to financial statements

Semiannual report | Rainier Growth Fund	17

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the period ended 9-30-09 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$6,073,207
Securities lending	57,941
Interest	4,835
Less foreign taxes withheld	(163,424)
Total investment income	5,972,559

Expenses

Investment management fees (Note 4)	3,946,514
Distribution and service fees (Note 4)	651,193
Transfer agent fees (Note 4)	1,270,163
Accounting and legal services fees (Note 4)	34,202
Trustees’ fees (Note 5)	41,919
State registration fees (Note 4)	26,851
Printing and postage fees (Note 4)	119,797
Professional fees	126,465
Custodian fees	60,301
Registration and filing fees	98,943
Proxy fees	267,357
Other	25,533

Total expenses	6,669,238
Less expense reductions (Note 4)	(839,164)

Net expenses	5,830,074

Net investment income	142,485

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	(86,454,346)
Investments in affiliated issuers	4,344
Foreign currency transactions	(74)
(86,450,076)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	338,694,014
Investments in affiliated underlying funds	(1,258)
Translation of assets and liabilities in foreign currencies	662
338,693,418
Net realized and unrealized gain	252,243,342

Increase in net assets from operations	$252,385,827

1 Semiannual period from 4-1-09 to 9-30-09.

See notes to financial statements

18	Rainier Growth Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Period	Year
	ended	ended
	9-30-09[1]	3-31-09

Increase (decrease) in net assets
From operations
Net investment income	$142,485	$679,905
Net realized loss	(86,450,076)	(310,987,326)
Change in net unrealized appreciation (depreciation)	338,693,418	(143,822,280)

Increase (decrease) in net assets resulting from operations	252,385,827	(454,129,701)

Distributions to shareholders
From net investment income
Class I	—	(128,337)
Class R5	—	(43)
Class NAV	—	(498,835)

Total distributions	—	(627,215)

From Fund share transactions (Note 6)	101,687,124	1,010,863,775

Total increase	354,072,951	556,106,859

Net assets

Beginning of period	856,336,486	300,229,627

End of period	$1,210,409,437	$856,336,486

Undistributed net investment income	$179,469	$36,984

[1] Semiannual period from 4-1-09 to 9-30-09. Unaudited.

See notes to financial statements

Semiannual report | Rainier Growth Fund	19

F I N A N C I A L   S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	9-30-09[1]	3-31-09[2]	3-31-08[3]	3-31-07[3]	3-31-06[3]	3-31-05

Per share operating performance

Net asset value, beginning of period	$12.84	$20.91	$20.44	$19.07	$15.64	$14.83
Net investment loss	(0.01)[4]	(0.01)[4]	(0.02)	(0.04)	(0.07)[4]	(0.06)
Net realized and unrealized gain
(loss) on investments	3.56	(8.06)	0.49	1.41	3.50	0.87
Total from investment operations	3.55	(8.07)	0.47	1.37	3.43	0.81
Net asset value, end of period	$16.39	$12.84	$20.91	$20.44	$19.07	$15.64
Total return (%)[5,6]	27.65[7]	(38.59)	2.30	7.18	21.93	5.46

Ratios and supplemental data

Net assets, end of period (in millions)	$259	$193	$164	$33	$15	$7
Ratios (as a percentage of average net
assets):
Expenses before reductions	1.70[8]	1.47	1.17[9]	1.30	1.72	2.19
Expenses net of fee waivers and credits	1.31[8]	1.18	1.19[9]	1.19	1.19	1.19
Expenses net of fee waivers	1.31[8]	1.18	1.19[9]	1.19	1.19	1.19
Net investment loss	(0.17)[10]	(0.04)	(0.27)	(0.38)	(0.42)	(0.43)
Portfolio turnover (%)	67	101	86	101	96	119

1 Semiannual period from 4-1-09 to 9-30-09. Unaudited.

2 After the close of business on April 25, 2008, holders of Original Shares of the former Rainier Large Cap Growth Equity Portfolio (the Predecessor Fund) became owners of an equal number of full and fractional Class A shares of the John Hancock Rainier Growth Fund. These shares were first offered on April 28, 2008. Additionally, the accounting and performance history of the Original Shares of the Predecessor Fund was redesignated as that of John Hancock Rainier Growth Fund Class A.

3 Audited by previous independent registered public accounting firm.

4 Based on the average daily shares outstanding.

5 Assumes dividend reinvestment.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Not annualized.

8 Includes the proxy expenses, which amounted to 0.03% of average net assets.

9 Prior to the reorganization (see Note 8), the Fund was subject to a contractual expense reimbursement and recoupment plan.

10 Annualized.

See notes to financial statements

20	Rainier Growth Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

CLASS B SHARES Period ended	9-30-09[1]	3-31-09[2]

Per share operating performance

Net asset value, beginning of period	$12.79	$22.46
Net investment loss[3]	(0.07)	(0.09)
Net realized and unrealized gain (loss) on investments	3.54	(9.58)
Total from investment operations	3.47	(9.67)
Net asset value, end of period	$16.26	$12.79
Total return (%)[4,5]	27.13[6]	(43.05)[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$27	$27
Ratios (as a percentage of average net assets):
Expenses before reductions	2.71[7]	2.82[8]
Expenses net of fee waivers	2.06[7]	2.05[8]
Expenses net of fee waivers and credits	2.06[7]	2.04[8]
Net investment loss	(0.91)[8]	(0.75)[8]
Portfolio turnover (%)	67	101[9]

1 Semiannual period from 4-1-09 to 9-30-09. Unaudited.

2 Class B shares began operations on 4-28-08.

3 Based on the average daily shares outstanding.

 4 Assumes dividend reinvestment.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Includes the proxy expenses, which amounted to 0.03% of average net assets.

8 Annualized.

9 Portfolio turnover is shown for the period from April 1, 2008 to March 31, 2009.

CLASS C SHARES Period ended	9-30-09[1]	3-31-09[2]

Per share operating performance

Net asset value, beginning of period	$12.79	$22.46
Net investment loss[3]	(0.07)	(0.09)
Net realized and unrealized gain (loss) on investments	3.54	(9.58)
Total from investment operations	3.47	(9.67)
Net asset value, end of period	$16.26	$12.79
Total return (%)[4,5]	27.13[6]	(43.05)[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$17	$15
Ratios (as a percentage of average net assets):
Expenses before reductions	2.23[7]	2.82[8]
Expenses net of fee waivers	2.06[7]	2.05[8]
Expenses net of fee waivers and credits	2.06[7]	2.04[8]
Net investment loss	(0.92)[8]	(0.77)[8]
Portfolio turnover (%)	67	101[9]

1 Semiannual period from 4-1-09 to 9-30-09. Unaudited.

2 Class C shares began operations on 4-28-08.

3 Based on the average daily shares outstanding.

4 Assumes dividend reinvestment.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Includes the proxy expenses, which amounted to 0.03% of average net assets.

8 Annualized.

9 Portfolio turnover is shown for the period from April 1, 2008 to March 31, 2009.

See notes to financial statements

Semiannual report | Rainier Growth Fund	21

F I N A N C I A L   S T A T E M E N T S

CLASS I SHARES Period ended	9-30-09[1]	3-31-09[2]	3-31-08[3]	3-31-07[3,4]

Per share operating performance

Net asset value, beginning of period	$12.92	$20.98	$20.44	$20.94
Net investment income[5]	0.02	0.04	—[6]	—[6]
Net realized and unrealized gain (loss) on investments	3.58	(8.09)	0.54	(0.50)
Total from investment operations	3.60	(8.05)	0.54	(0.50)
Less distributions
From net investment income	—	(0.01)	—	—
Net asset value, end of year	$16.52	$12.92	$20.98	$20.44
Total return (%)[7]	27.86[8]	(38.36)	2.64	(2.39)[9]

Ratios and supplemental data

Net assets, end of period (in millions)	$181	$133	$136	$537
Ratios (as a percentage of average net assets):
Expenses before reductions	0.93[10]	0.86	0.92[11]	1.00[12]
Expenses net of fee waivers	0.90[10]	0.86	0.94[11]	0.94[12]
Expenses net of fee waivers and credits	0.90[10]	0.86	0.94[11]	0.94[12]
Net investment income (loss)	0.24[12]	0.22	(0.02)	0.15[12]
Portfolio turnover (%)	67	101	86	101[13]

1 Semiannual period from 4-1-09 to 9-30-09. Unaudited.

2 After the close of business on April 25, 2008, holders of Institutional Shares of the former Rainier Large Cap Growth Equity Portfolio (the Predecessor Fund) became owners of an equal number of full and fractional Class I shares of the John Hancock Rainier Growth Fund. These shares were first offered on April 28, 2008. Additionally, the accounting and performance history of the Institutional Shares of the Predecessor Fund was redesignated as that of John Hancock Rainier Growth Fund Class I.

3 Audited by previous independent registered public accounting firm.

4 Class I shares began operations on 2-20-07.

5 Based on the average daily shares outstanding.

6 Less than (0.01) per share.

7 Assumes dividend reinvestment.

8 Not annualized.

9 Total returns would have been lower had certain expenses not been reduced during the periods shown.

10 Includes the proxy expenses, which amounted to 0.03% of average net assets.

11 Prior to the reorganization (see Note 8), the Fund was subject to a contractual expense reimbursement and recoupment plan.

12 Annualized.

13 Annualized based on investments held for a full year.

CLASS R1 SHARES Period ended	9-30-09[1]	3-31-09[2]

Per share operating performance

Net asset value, beginning of year	$12.84	$22.46
Net investment loss[3]	(0.05)	(0.08)
Net realized and unrealized gain (loss) on investments	3.56	(9.54)
Total from investment operations	3.51	(9.62)
Net asset value, end of year	$16.35	$12.84
Total return (%)[4,5]	27.34[6]	(42.83)[6]

Ratios and supplemental data

Net assets, end of period (in millions)	—[7]	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	8.41[8]	8.70[9]
Expenses net of fee waivers	1.72[8]	1.64[9]
Expenses net of fee waivers and credits	1.72[8]	1.64[9]
Net investment loss	(0.67)[9]	(0.50)[9]
Portfolio turnover (%)	67	101[10]

1 Semiannual period from 4-1-09 to 9-30-09. Unaudited.

2 Class R1 shares began operations on 4-28-08.

3 Based on the average daily shares outstanding.

4 Assumes dividend reinvestment.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Less than $500,000.

8 Includes the proxy expenses, which amounted to 0.02% of average net assets.

9 Annualized.

10 Portfolio turnover is shown for the period from April 1, 2008 to March 31, 2009.

See notes to financial statements

22	Rainier Growth Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

CLASS R3 SHARES Period ended	9-30-09[1]	3-31-09[2]

Per share operating performance

Net asset value, beginning of period	$12.85	$22.46
Net investment loss[3]	(0.03)	(0.06)
Net realized and unrealized gain (loss) on investments	3.56	(9.55)
Total from investment operations	3.53	(9.61)
Net asset value, end of period	$16.38	$12.85
Total return (%)[4,5]	27.47[6]	(42.79)[6]

Ratios and supplemental data

Net assets, end of period (in millions)	—[7]	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	9.47[8]	8.57[9]
Expenses net of fee waivers	1.58[8]	1.54[9]
Expenses net of fee waivers and credits	1.58[8]	1.54[9]
Net investment loss	(0.44)[9]	(0.40)[9]
Portfolio turnover (%)	67	101[10]

1 Semiannual period from 4-1-09 to 9-30-09. Unaudited.

2 Class R3 shares began operations on 4-28-08.

3 Based on the average daily shares outstanding.

4 Assumes dividend reinvestment.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Less than $500,000.

8 Includes the proxy expenses, which amounted to 0.03% of average net assets.

9 Annualized.

10 Portfolio turnover is shown for the period from April 1, 2008 to March 31, 2009.

CLASS R4 SHARES Period ended	9-30-09[1]	3-31-09[2]

Per share operating performance

Net asset value, beginning of period	$12.88	$22.46
Net investment loss[3]	(0.01)	(0.02)
Net realized and unrealized gain (loss) on investments	3.58	(9.56)
Total from investment operations	3.57	(9.58)
Net asset value, end of period	$16.45	$12.88
Total return (%)[4,5]	27.72[6]	(42.65)[6]

Ratios and supplemental data

Net assets, end of period (in millions)	—[7]	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	9.14[8]	8.26[9]
Expenses net of fee waivers	1.28[8]	1.24[9]
Expenses net of fee waivers and credits	1.28[8]	1.24[9]
Net investment loss	(0.14)[9]	(0.10)[9]
Portfolio turnover (%)	67	101[10]

1 Semiannual period from 4-1-09 to 9-30-09. Unaudited.

2 Class R4 shares began operations on 4-28-08.

3 Based on the average daily shares outstanding.

4 Assumes dividend reinvestment.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

 6 Not annualized.

7 Less than $500,000.

8 Includes the proxy expenses, which amounted to 0.03% of average net assets.

9 Annualized.

10 Portfolio turnover is shown for the period from April 1, 2008 to March 31, 2009.

See notes to financial statements

Semiannual report | Rainier Growth Fund	23

F I N A N C I A L   S T A T E M E N T S

CLASS R5 SHARES Period ended	9-30-09[1]	3-31-09[2]

Per share operating performance

Net asset value, beginning of period	$12.91	$22.46
Net investment income[3]	0.01	0.03
Net realized and unrealized gain (loss) on investments	3.59	(9.57)
Total from investment operations	3.60	(9.54)
Less distributions
From net investment income	—	(0.01)
Net asset value, end of period	$16.51	$12.91
Total return (%)[4,5]	27.89[6]	(42.48)[6]

Ratios and supplemental data

Net assets, end of period (in millions)	—[7]	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	8.81[8]	7.95[9]
Expenses net of fee waivers	0.98[8]	0.94[9]
Expenses net of fee waivers and credits	0.98[8]	0.94[9]
Net investment income	0.16[9]	0.20[9]
Portfolio turnover (%)	67	101[10]

1 Semiannual period from 4-1-09 to 9-30-09. Unaudited.

2 Class R5 shares began operations on 4-28-08.

3 Based on the average daily shares outstanding.

4 Assumes dividend reinvestment.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

 6 Not annualized.

7 Less than $500,000.

8 Includes the proxy expenses, which amounted to 0.03% of average net assets.

9 Annualized.

10 Portfolio turnover is shown for the period from April 1, 2008 to March 31, 2009.

CLASS T SHARES Period ended	9-30-09[1]	3-31-09[2]

Per share operating performance

Net asset value, beginning of period	$12.86	$16.59
Net investment loss[3]	(0.06)	(0.05)
Net realized and unrealized gain (loss) on investments	3.55	(3.68)
Total from investment operations	3.49	(3.73)
Net asset value, end of period	$16.35	$12.86
Total return (%)[4,5]	27.14[6]	(22.48)[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$81	$72
Ratios (as a percentage of average net assets):
Expenses before reductions	2.52[7]	2.07[8]
Expenses net of fee waivers	1.98[7]	1.99[8]
Expenses net of fee waivers and credits	1.98[7]	1.98[8]
Net investment loss	(0.83)[8]	(0.74)[8]
Portfolio turnover (%)	67	101[9]

1 Semiannual period from 4-1-09 to 9-30-09. Unaudited.

2 Class T shares began operations on 10-6-08.

3 Based on the average daily shares outstanding.

4 Assumes dividend reinvestment.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

 6 Not annualized.

7 Includes the proxy expenses, which amounted to 0.03% of average net assets.

8 Annualized.

9 Portfolio turnover is shown for the period from April 1, 2008 to March 31, 2009.

See notes to financial statements

24	Rainier Growth Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

CLASS ADV SHARES Period ended	9-30-09[1]	3-31-09[2]

Per share operating performance

Net asset value, beginning of period	$12.90	$22.46
Net investment income (loss)[3]	—[4]	(0.01)
Net realized and unrealized gain (loss) on investments	3.57	(9.55)
Total from investment operations	3.57	(9.56)
Net asset value, end of period	$16.47	$12.90
Total return (%)[5]	27.67[6]	(42.56)[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$18	$17
Ratios (as a percentage of average net assets):
Expenses before reductions	1.30[7]	1.14[8]
Expenses net of fee waivers	1.14[7]	1.14[8]
Expenses net of fee waivers and credits	1.14[7]	1.14[8]
Net investment income (loss)	0.01[8]	(0.04)[8]
Portfolio turnover (%)	67	101[9]

1 Semiannual period from 4-1-09 to 9-30-09. Unaudited.

2 Class ADV shares began operations on 4-28-08.

3 Based on the average daily shares outstanding.

4 Less than $0.01 per share.

5 Assumes dividend reinvestment.

6 Not annualized.

7 Includes the proxy expenses, which amounted to 0.04% of average net assets.

8 Annualized.

9 Portfolio turnover is shown for the period from April 1, 2008 to March 31, 2009.

CLASS NAV Period ended	9-30-09[1]	3-31-09[2]

Per share operating performance

Net asset value, beginning of period	$12.91	$22.46
Net investment income[3]	0.02	0.04
Net realized and unrealized gain (loss) on investments	3.59	(9.57)
Total from investment operations	3.61	(9.53)
Less distributions
From net investment income	—	(0.02)
Net asset value, end of period	$16.52	$12.91
Total return (%)[4]	27.96[5]	(42.44)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$626	$400
Ratios (as a percentage of average net assets):
Expenses before reductions	0.87[6]	0.83[7]
Expenses net of fee waivers	0.87[6]	0.83[7]
Expenses net of fee waivers and credits	0.87[6]	0.83[7]
Net investment income	0.26[7]	0.26[7]
Portfolio turnover (%)	67	101[8]

1 Semiannual period from 4-1-09 to 9-30-09. Unaudited.

2 Class NAV shares began operations on 4-28-08.

3 Based on the average daily shares outstanding.

4 Assumes dividend reinvestment.

5 Not annualized.

6 Includes the proxy expenses, which amounted to 0.02% of average net assets.

 7 Annualized.

8 Portfolio turnover is shown for the period from April 1, 2008 to March 31, 2009.

See notes to financial statements

Semiannual report | Rainier Growth Fund	25

Notes to financial statements (unaudited)

Note 1
Organization

John Hancock Rainier Growth Fund (the Fund) is a diversified series of John Hancock Funds III (the Trust). The Trust was established as a Massachusetts business trust on June 9, 2005. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end investment management company. The investment objective of the Fund is to seek to maximize long-term capital appreciation.

John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Trust. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

The Board of Trustees have authorized the issuance of multiple classes of shares of the Fund, including classes designated as Class A, Class B, Class C, Class I, Class R1, Class R3, Class R4, Class R5, Class T, Class ADV and Class NAV shares. Class A, Class B and Class C shares are open to all retail investors. Class I shares are offered without any sales charge to various institutional and certain individual investors. Class R1, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans. Class T and Class ADV shares are closed to new investors. Class NAV shares are sold to affiliated funds of funds, within the John Hancock funds complex. The shares of each class represent an interest in the same portfolio of investments of the Fund, and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Board of Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bear distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

The Fund is the accounting and performance successor of the Rainier Large Cap Growth Equity Portfolio (the Predecessor Fund). On April 28, 2008, the Fund acquired substantially all the assets and assumed the liabilities of the Predecessor Fund pursuant to an agreement and plan of reorganization, in exchange for Class A and Class I shares of the Fund.

The Adviser and affiliates owned 10.03%, 95.22% 100%, 100% and 100% of Class A, Class R1, Class R3, Class R4 and Class R5 shares, respectively, of the Fund on September 30, 2009.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, November 23, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation

Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by independent pricing services, which utilizes both dealer-supplied quotes and electronic data processing techniques, which

26	Rainier Growth Fund | Semiannual report

take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on broker quotes or fair valued as described below. Certain short-term debt instruments are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliated registered investment company managed by Manulife Global Investment Management (U.S.), LLC, a subsidiary of MFC, is valued at its net asset value each business day. JHCIT is a floating rate fund investing in money market investments.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Fair value measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

Level 1 — Exchange traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities, certain foreign equities, warrants, rights, options and futures.

Level 2 — Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed income securities. Also, over-the-counter derivative contracts, including swaps, foreign forward currency contracts, and certain options use these techniques.

Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may not only use observable or unobservable inputs but may also include the use of the brokers’ own judgments about the assumptions that market participants would use.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Semiannual report | Rainier Growth Fund	27

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2009, by major security category or security type.

INVESTMENTS IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS

Consumer Discretionary	$154,992,263	—	—	$154,992,263

Consumer Staples	111,820,222	—	—	111,820,222

Energy	62,207,273	—	—	62,207,273

Financials	110,346,863	—	—	110,346,863

Health Care	165,802,588	—	$437,445	166,240,033

Industrials	130,597,598	—	—	130,597,598

Information Technology	378,381,109	—	1,202,752	379,583,861

Materials	50,890,950	—	—	50,890,950
Telecommunication
Services	14,890,148	—	—	14,890,148

Utilities	14,005,345	—	—	14,005,345

Short-Term Investments	68,639,566	$15,502,000	—	84,141,566

Total Investments in
Securities	$1,262,573,925	$15,502,000	$1,640,197	$1,279,716,122

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

INVESTMENTS IN SECURITIES	FINANCIALS

Balance as of March 31, 2009	$1,760,643

Realized gain (loss)	(3,408,603)

Change in unrealized appreciation (depreciation)	3,288,157

Net purchases (sales)	—

Transfers in and/or out of Level 3	—
Balance as of September 30, 2009	$1,640,197

Repurchase agreements

The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser.

Security transactions and related
investment income

Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Foreign dividends are recorded on the ex-date or when the Fund becomes aware of the dividends from cash collections. Discounts/premiums are accreted/amortized for financial reporting purposes. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. The Fund uses identified cost method for determining realized gain or loss on investments for both

28	Rainier Growth Fund | Semiannual report

financial statement and federal income tax reporting purposes.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends associated with securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount no less than the market value of the loaned securities.

The market value of the loaned securities is determined at the close of business of the Fund. Any additional required cash collateral is delivered to the Fund or excess collateral is returned to the borrower on the next business day. Cash collateral received is invested in JHCIT. JHCIT is not a stable value fund and thus the Fund receives the benefit of any gains and bears any losses generated by JHCIT.

The Fund may receive compensation for lending their securities either in the form of fees, and/or by retaining a portion of interest on the investment of any cash received as collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund bears the risk in the event that invested collateral is not sufficient to meet obligations due on loans.

Foreign currency translation

The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

Expenses

The majority of expenses are directly identifiable to an individual fund. Trust expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage fees for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Line of credit

The Fund and other affiliated funds have entered into an agreement which enables it to participate in a $150 million unsecured committed line of credit with its Custodian. The Fund is permitted to have bank borrowings for temporary or emergency purposes, including

Semiannual report | Rainier Growth Fund	29

the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.08% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit, is charged to each participating fund on a prorated basis based on average net assets. For the period ended September 30, 2009, there were no borrowings under the line of credit by the Fund.

Pursuant to the custodian agreement, the Custodian may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the Custodian for any overdraft, including any costs or expenses associated with the overdraft. The Custodian has a lien, security interest or security entitlement in any Fund property, that is not segregated, to the maximum extent permitted by law to the extent of any overdraft.

Federal income taxes

The Fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has $967,402,549 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, it will reduce the amount of capital gain distribution to be paid. The loss carryforward expires as follows: March 31, 2010 — $499,103,584, March 31, 2011 — $260,334,070, March 31, 2012 —$86,800,122, March 31, 2016 — $25,380,418 and March 31, 2017 — $95,784,355. It is estimated that $803,569,744 of the loss carryforwards, which were acquired on October 3, 2008, in mergers with John Hancock Core Equity Fund, John Hancock Growth Trends Fund and John Hancock Technology Fund, will likely expire unused because of limitations.

As of September 30, 2009, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended March 31, 2009 remains subject to examination by the Internal Revenue Service.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund generally declares and pays dividends and capital gains distributions, if any, annually. During the year ended March 31, 2009, the tax character of distributions paid was $627,215 of ordinary income. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Note 3
Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

30	Rainier Growth Fund | Semiannual report

Note 4
Investment advisory and
other agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser. The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment of the assets of the Fund, subject to the supervision of the Trust’s Board of Trustees. As compensation for its services, the Adviser receives an advisory fee from the Trust. Under the Advisory Agreement, the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.75% of the first $3,000,000,000 of the Fund’s aggregated daily net assets; (b) 0.725% of the next $3,000,000,000 of the Fund’s aggregated daily net assets; and (c) 0.70% of the Fund’s aggregated daily net assets in excess of $6,000,000,000. The Adviser has a subadvisory agreement with Rainier Investment Management, Inc. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the period ended September 30, 2009, were equivalent to an annual effective rate of 0.75% of the Fund’s average daily net assets.

Prior to July 31, 2009, the Adviser agreed to reimburse or limit certain expenses for each share class. This agreement excludes taxes, portfolio brokerage commissions, interest and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business and shareholder service fees. The reimbursements and limits are such that these expenses will not exceed 1.32% for Class A shares, 2.04% for Class B, 2.04% for Class C, 0.89% for Class I, 1.64% for Class R1, 1.54% for Class R3, 1.24% for Class R4, 0.94% for Class R5, 1.64% for Class T and 1.14% for Class ADV. Prior to April 30, 2009, the reimbursements and limits was 1.19% for Class A shares.

Effective August 1, 2009, the Adviser agreed to reimburse or limit certain expenses for each share class. This agreement excludes taxes, portfolio brokerage commissions, interest and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business and shareholder service fees. The reimbursements and limits are such that these expenses will not exceed 1.35% for Class A shares, 2.10% for Class B, 2.10% for Class C, 0.92% for Class I, 1.80% for Class R1, 1.65% for Class R3, 1.35% for Class R4, 1.05% for Class R5, 1.98% for Class T and 1.14% for Class ADV. Accordingly, the expense reductions or reimbursements related to this agreement were $454,379, $90,259, $14,049, $21,123, $4,721, $2,595, $2,595, $2,595, $215,444, and $13,832, for Class A, Class B, Class C, Class I, Class R1, Class R3, Class R4, Class R5, Class T and Class ADV, respectively, for the period ended September 30, 2009. The expense reimbursements and limits will continue in effect until July 31, 2010, and thereafter until terminated by the Adviser on notice to the Trust.

Pursuant to the Advisory Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative share of net assets of each class at the time the expense was incurred.

The accounting and legal service fees for the period ended September 30, 2009, had an effective rate of 0.01% of the Fund’s daily net assets.

The Trust has a Distribution Agreement with the Distributor. The Fund has adopted Distribution Plans with respect to Class A, Class B, Class C, Class R1, Class R3, Class R4, Class R5, Class T and Class ADV, pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes daily payments to the Distributor at an annual rate not to exceed 0.30%, 1.00%, 1.00%, 0.50%, 0.50%, 0.25%, 0.30% and 0.25% of average daily net asset value of Class A, Class B, Class C, Class R1, Class R3, Class R4, Class T and Class ADV, respectively. Currently, only 0.25% is charged to Class A. A maximum of 0.25% of such

Semiannual report | Rainier Growth Fund	31

payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

In addition, the Fund has also adopted a Service Plan for Class R1, R3, R4 and R5 shares. Under the Service Plan, the Fund may pay up to 0.25% of Class R1, 0.15% of Class R3, 0.10% of Class R4 and 0.05% of Class R5 average daily net asset value for certain other services. There were no service plan fees incurred for the period ended September 30, 2009.

Class A and Class T shares are assessed up-front sales charges. During the period ended September 30, 2009, the Distributor received net up-front sales charges of $50,374 and $30,053 with regard to sales of Class A and Class T shares, respectively. Of these amount, $6,877 and $4,435 were retained and used for printing prospectuses, advertising, sales literature and other purposes, $33,636 and $17,388 were paid as sales commissions to unrelated broker-dealers and $9,861 and $8,230 were paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. Signator Investors is an affiliate of the Adviser.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to the Distributor and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended September 30, 2009, CDSCs received by the Distributor amounted to $17,494 for Class B shares and $867 for Class C shares.

The Fund has an agreement with its custodian bank, under which custody fees are reduced by balance credits applied during the period. Accordingly, the expense reductions related to custody fee offsets amounted to $17,572.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of MFC. The transfer agent fees are made up of three components:

• The Fund pays a monthly transfer agent fee at an annual rate of 0.05% for Classes A, B, C, R1, R3, R4, R5, T and ADV, and 0.04% for Class I, based on each class’s average daily net assets.

• The Fund pays Signature Services a monthly fee which is based on an annual rate of $15.00 per shareholder account for Classes A, R1, R3, R4 and R5, and $16.50 per shareholder account for Classes B, C and T. During this period, there were no monthly fees assessed for Class I, ADV and NAV.

• In addition, Signature Services is reimbursed for certain out-of-pocket expenses. The Fund receives earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the period ended September 30, 2009, the Fund’s transfer agent fees and out-of-pocket expenses had no reductions.

32	Rainier Growth Fund | Semiannual report

Class level expenses for the period ended September 30, 2009 were as follows:

	Distribution	Transfer	State	Printing and
Share class	and service fees	agent fees	registration fees	postage fees

Class A	$289,023	$613,958	$1,830	$53,151
Class B	138,446	104,791	1,830	7,549
Class C	81,776	20,103	1,830	6,949
Class I	—	32,799	1,830	9,549
Class R1	318	510	1,830	549
Class R3	214	487	1,830	296
Class R4	115	487	1,830	296
Class R5	17	487	1,830	296
Class T	118,822	490,931	7,521	34,591
Class ADV	22,073	4,912	1,830	6,247
Merged classes	389	698	2,860	324
Total	$651,193	$1,270,163	$26,851	$119,797

Note 5
Trustees’ fees

The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note 6
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the period ended September 30, 2009 and year ended March 31, 2009, along with the corresponding dollar value.

	Period ended 9-30-09[1]		Year ended 3-31-09

	Shares	Amount	Shares	Amount
Class A shares[2]

Sold	2,390,819	$35,072,850	6,210,376	$113,185,170
Issued in reorganization (Note 8)	—	—	8,911,144	147,037,440
Issued in class	4,460	69,930	—	—
Repurchased	(1,572,735)	(23,674,379)	(7,967,259)	(145,255,772)
Net increase	822,544	$11,468,401	7,154,261	$114,966,838

Class B shares[3]

Sold	78,596	$1,139,536	148,097	$2,206,960
Issued in reorganization (Note 8)	—	—	2,856,487	47,124,606
Repurchased	(540,548)	(7,812,513)	(862,375)	(11,230,633)
Net increase (decrease)	(461,952)	($6,672,977)	2,142,209	$38,100,933

Class C shares[3]

Sold	40,997	$594,357	196,676	$3,254,397
Issued in reorganization (Note 8)	—	—	1,230,226	20,290,129
Repurchased	(149,944)	(2,203,512)	(264,891)	(3,637,512)
Net increase (decrease)	(108,947)	($1,609,155)	1,162,011	$19,907,014

Semiannual report | Rainier Growth Fund	33

	Period ended 9-30-09[1]		Year ended 3-31-09
	Shares	Amount	Shares	Amount
Class I shares

Sold	1,853,537	$27,821,131	6,801,408	$127,402,725
Issued in reorganization	—	—	1,970	32,682
Distributions reinvested	—	—	7,966	105,635
Repurchased	(1,164,245)	(17,752,711)	(2,998,479)	(48,120,462)
Net increase	689,292	$10,068,420	3,812,865	$79,420,580

Class R shares[2,3]

Sold	—	—	4,669	$103,100
Redeemed in class	(4,669)	($72,849)	—	—
Net increase (decrease)	(4,669)	($72,849)	4,669	$103,100

Class R1 shares[2,3]

Sold	78	$1,134	4,604	$102,233
Issued in class	4,654	72,849	—	—
Net increase	4,732	$73,983	4,604	$102,233

Class R2 shares[2,3]

Sold	—	—	4,452	$100,000
Redeemed in class	(4,452)	($69,930)	—	—
Net increase (decrease)	(4,452)	($69,930)	4,452	$100,000

Class R3 shares[3]

Sold	—	—	4,452	$100,000
Net increase	—	—	4,452	$100,000

Class R4 shares[3]

Sold	—	—	4,452	$100,000
Net increase	—	—	4,452	$100,000

Class R5 shares[3]

Sold	—	—	4,453	$100,000
Distributions reinvested	—	—	3	43
Net increase	—	—	4,456	$100,043

Class T shares[4]

Sold	84,273	$1,235,615	112,632	$1,513,062
Issued in reorganization	—	—	6,099,874	101,174,337
Repurchased	(705,632)	(10,709,930)	(647,264)	(8,475,640)
Net increase (decrease)	(621,359)	($9,474,315)	5,565,242	$94,211,759

Class ADV shares[3]

Sold	346,033	$4,868,390	4,564,837	$98,385,500
Repurchased	(538,755)	(7,736,932)	(3,281,174)	(53,619,319)
Net increase (decrease)	(192,722)	($2,868,542)	1,283,663	$44,766,181

Class NAV shares[3]

Sold	6,953,653	$101,346,471	32,962,295	$648,234,096
Distributions reinvested	—	—	37,620	498,835
Repurchased	(34,464)	(502,383)	(2,026,860)	(29,847,837)
Net increase	6,919,189	$100,844,088	30,973,055	$618,885,094

Net increase	7,041,656	$101,687,124	52,120,391	$1,010,863,775

1 Semiannual period from 4-1-09 to 9-30-09. Unaudited.

2 Effective at the close of business on August 21, 2009, Class R2 merged into Class A and Class R merged into Class R1.

3 Period from 4-28-08 (commencement of operations) to 3-31-09.

4 Period from 10-6-08 (commencement of operations) to 3-31-09.

34	Rainier Growth Fund | Semiannual report

Note 7
Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities, during the period ended September 30, 2009, aggregated $884,717,295 and $711,513,813, respectively.

Note 8
Reorganization

On April 28, 2008, the Fund acquired substantially all the assets and liabilities of the Predecessor Fund in exchange for the Class A and Class I shares of the Fund. The acquisition was accounted for as a tax-free exchange of 10,125,800 Class A shares and 6,520,624 Class I shares of the Fund for the net assets of the Predecessor Fund, which amounted to $373,050,833, including $17,793,360 of unrealized appreciation, after the close of business on April 25, 2008. Accounting and performance history of the Original Shares and Institutional Shares of the Predecessor Fund were redesignated as that of the Class A and Class I of the Fund, respectively.

On October 6, 2008, the Fund acquired substantially all of the assets and assumed all of the liabilities of the John Hancock Technology Fund (Technology Fund), the John Hancock Core Equity Fund (Core Equity Fund) and the John Hancock Growth Trends Fund (Growth Trends Fund) (combined the Funds), pursuant to the plan of reorganization approved by the Board of Trustees of the Funds on June 10, 2008 and by the shareholders at a Special Meeting of the Funds on September 24, 2008. The transactions were accounted as tax-free organizations for federal tax purposes.

As a result of the reorganization, Class T (which commenced operations on October 6, 2008) and Class C of the Fund exchanged 6,099,874 and 292,461 shares, respectively, for the net assets of the Technology Fund, which amounted to $105,997,899, including $18,008,075 of unrealized depreciation after the close of business on October 3, 2008.

As a result of the reorganization, Class A, Class B, Class C and Class I of the Fund exchanged 7,465,807, 1,846,973, 421,858 and 1,970 shares, respectively, for the net assets of the Core Equity Fund, which amounted to $160,649,434, including $22,953,327 of unrealized depreciation after the close of business on October 3, 2008.

As a result of the reorganization, Class A, Class B and Class C of the Fund exchanged 1,445,337, 1,009,514 and 515,907shares, respectively, for the net assets of the Growth Trends Fund, which amounted to $49,011,860, including $4,700,948 of unrealized depreciation after the close of business on October 3, 2008.

Semiannual report | Rainier Growth Fund	35

Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory
Agreement: John Hancock
Rainier Growth Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Funds III (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of existing advisory and subadvisory agreements. At meetings held on May 6–7 and June 8–9, 2009, the Board considered the renewal of:

(i) the investment advisory agreement (the Advisory Agreement) with John Hancock Investment Management Services, LLC (the Adviser) and

(ii) the investment subadvisory agreement (the Subadvisory Agreement) with Rainier Investment Management Inc. (the Subadviser) for the John Hancock Rainier Growth Fund (the Fund).

The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements. The Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/ Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and its Independent Trustees, reviewed a broad range of information requested for this purpose. The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. It considered the background and experience of senior management and investment professionals responsible for managing the Fund. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and the Subadviser responsible for the daily investment activities of the Fund. The Board considered the Subadviser’s history and experience with the Fund. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs, record of compliance with applicable laws and regulation, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the responsibilities of the Adviser’s and Subadviser’s compliance department. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2008. The Board also considered these results in comparison to the performance of a category of relevant funds (the Category), a peer group of comparable funds (the Peer Group) and a benchmark

36	Rainier Growth Fund | Semiannual report

index. The funds within each Category and Peer Group were selected by Morningstar Inc. (Morningstar), an independent provider of investment company data. The Board reviewed the methodology used by Morningstar to select the funds in the Category and the Peer Group. The Board also considered updated performance information at its May and June 2009 meetings. Performance and other information may be quite different as of the date of this shareholders report.

The Board noted that the Fund’s performance for the 1-year was lower than its Category and Peer Group medians, and its benchmark index, the Russell 1000 Growth Index. The Board also noted that the Fund’s performance was lower than, but generally competitive with, the performance of the Category median and benchmark index for the 3-year time period. The Board noted that, for the same time period, the Fund’s performance was inline with the performance of the Peer Group median. The Board viewed favorably that the Fund’s performance was higher than the Category and Peer Group medians, and its benchmark index, for the 5-year period under review.

Investment advisory fee and subadvisory fee
rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Category and Peer Group. The Board noted that the Advisory Agreement Rate was inline with the Category and Peer Group medians. The Board noted that the Advisory Agreement Rate was inline with the Category and Peer Group medians.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Expense Ratio). The Board received and considered information comparing the Expense Ratio of the Fund to that of the Peer Group and Category medians before the application of fee waivers and reimbursements (Gross Expense Ratio) and after the application of such waivers and reimbursement (Net Expense Ratio). The Board noted that the Fund’s Net and Gross Expense Ratios were lower than the Peer Group median and inline with the Category median.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expense results supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment subadvisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

The Board did not consider profitability information with respect to the Subadviser, which is not affiliated with the Adviser. The Board considered that the Subadvisory Agreement Rate paid to the Subadviser had been negotiated by the Adviser on an arm’s length basis and that the Subadviser’s separate profitability from its relationship

Semiannual report | Rainier Growth Fund	37

with the Fund was not a material factor in determining whether to renew the agreement.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services. To ensure that any economies are reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates and the Subadviser as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser and Subadviser with the Fund and benefits potentially derived from an increase in business of the Adviser and Subadviser as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

38	Rainier Growth Fund | Semiannual report

Special Shareholder Meeting (Unaudited)

On April 16, 2009, a Special Meeting of the Shareholders of John Hancock Funds III, and its series, John Hancock Rainier Growth Fund, was held at 601 Congress Street, Boston, Massachusetts for the purpose of considering and voting on:

Proposal 1: Election of eleven Trustees as members of the Board of Trustees of John Hancock Funds III (the “Trust”).

PROPOSAL 1 PASSED FOR ALL TRUSTEES ON APRIL 16, 2009

1. Election of eleven Trustees as members of the Board of Trustees of the Trust:

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

James R. Boyle
Affirmative	112,408,616.1493	77.575%	97.304%
Withhold	3,114,326.8437	2.149%	2.696%
TOTAL	115,522,942.9930	79.724%	100.000%

John G. Vrysen
Affirmative	112,480,199.9587	77.624%	97.366%
Withhold	3,042,743.0343	2.100%	2.634%
TOTAL	115,522,942.9930	79.724%	100.000%

James F. Carlin
Affirmative	112,259,975.1628	77.472%	97.175%
Withhold	3,262,967.8302	2.252%	2.825%
TOTAL	115,522,942.9930	79.724%	100.000%

William H. Cunningham
Affirmative	112,253,704.1408	77.468%	97.170%
Withhold	3,269,238.8522	2.256%	2.830%
TOTAL	115,522,942.9930	79.724%	100.000%

Deborah Jackson
Affirmative	112,395,713.3428	77.566%	97.293%
Withhold	3,127,229.6502	2.158%	2.707%
TOTAL	115,522,942.9930	79.724%	100.000%

Charles L. Ladner
Affirmative	112,091,109.2301	77.356%	97.029%
Withhold	3,431,833.7629	2.368%	2.971%
TOTAL	115,522,942.9930	79.724%	100.000%

Stanley Martin
Affirmative	112,267,136.7746	77.477%	97.182%
Withhold	3,255,806.2184	2.247%	2.818%
TOTAL	115,522,942.9930	79.724%	100.000%

Patti McGill Peterson
Affirmative	112,416,470.1337	77.580%	97.311%
Withhold	3,106,472.8593	2.144%	2.689%
TOTAL	115,522,942.9930	79.724%	100.000%

Semiannual report | Rainier Growth Fund	39

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

John A. Moore
Affirmative	112,283,693.9656	77.489%	97.196%
Withhold	3,239,249.0274	2.235%	2.804%
TOTAL	115,522,942.9930	79.724%	100.000%

Steven R. Pruchansky
Affirmative	112,266,792.4295	77.477%	97.181%
Withhold	3,256,150.5635	2.247%	2.819%
TOTAL	115,522,942.9930	79.724%	100.000%

Gregory A. Russo
Affirmative	112,438,449.5932	77.595%	97.330%
Withhold	3,084,493.3998	2.129%	2.670%
TOTAL	115,522,942.9930	79.724%	100.000%

Proposal 2: To approve amendments to the Advisory Agreement between John Hancock Funds III and John Hancock Investment Management Services, LLC.

PROPOSAL 2 PASSED ON APRIL 16, 2009

2. Approval of a new form of Advisory Agreement between each Trust and John Hancock Investment Management Services, LLC.

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	41,773,530.4707	63.196%	81.610%
Against	3,013,431.2850	4.559%	5.887%
Abstain	1,511,568.1093	2.287%	2.953%
Broker Non-Vote	4,888,491.0000	7.395%	9.550%
TOTAL	51,187,020.8650	77.437%	100.000%

Proposal 3: To approve the following changes to fundamental investment restrictions:

PROPOSALS 3A-3F PASSED ON APRIL 16, 2009.

3. Approval of the following changes to fundamental investment restrictions

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

3A. Revise: Concentration

Affirmative	41,442,365.0436	62.695%	80.962%
Against	3,084,819.2688	4.667%	6.027%
Abstain	1,771,344.5526	2.680%	3.461%
Broker Non-Vote	4,888,492.0000	7.395%	9.550%
TOTAL	51,187,020.8650	77.437%	100.000%

3B. Revise: Diversification

Affirmative	41,521,840.4482	62.816%	81.118%
Against	3,081,970.7397	4.662%	6.021%
Abstain	1,694,712.6781	2.564%	3.311%
Broker Non-Vote	4,888,496.9990	7.395%	9.550%
TOTAL	51,187,020.8650	77.437%	100.000%

40	Rainier Growth Fund | Semiannual report

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

3C. Revise: Underwriting

Affirmative	41,367,956.9789	62.582%	80.818%
Against	3,116,387.2096	4.715%	6.088%
Abstain	1,814,182.6765	2.745%	3.544%
Broker Non-Vote	4,888,494.0000	7.395%	9.550%
TOTAL	51,187,020.8650	77.437%	100.000%

3D. Revise: Real Estate

Affirmative	41,353,036.8249	62.561%	80.789%
Against	3,205,443.6674	4.849%	6.262%
Abstain	1,740,042.3727	2.632%	3.399%
Broker Non-Vote	4,888,498.0000	7.395%	9.550%
TOTAL	51,187,020.8650	77.437%	100.000%

3E. Revise: Loans

Affirmative	41,149,610.9459	62.253%	80.391%
Against	3,382,357.5385	5.117%	6.608%
Abstain	1,766,558.3806	2.672%	3.451%
Broker Non-Vote	4,888,494.0000	7.395%	9.550%
TOTAL	51,187,020.8650	77.437%	100.000%

3F. Revise: Senior Securities

Affirmative	41,348,722.1577	62.554%	80.780%
Against	3,227,014.1377	4.882%	6.304%
Abstain	1,722,788.5696	2.606%	3.366%
Broker Non-Vote	4,888,496.0000	7.395%	9.550%
TOTAL	51,187,020.8650	77.437%	100.000%

Proposal 4: Revision to merger approval requirements.

PROPOSAL 4 PASSED ON APRIL 16, 2009

4. Revision to merger approval requirements.

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	98,282,351.3830	67.825%	85.075%
Against	5,533,577.4118	3.819%	4.790%
Abstain	3,498,867.1982	2.415%	3.029%
Broker Non-Vote	8,208,606.0000	5.665%	7.106%
TOTAL	115,523,401.9930	79.724%	100.000%

Semiannual report | Rainier Growth Fund	41

More information

Trustees	Investment adviser
Patti McGill Peterson,Chairperson	John Hancock Investment Management
James R. Boyle†	Services, LLC
James F. Carlin
William H. Cunningham	Subadviser
Deborah C. Jackson*	Rainier Investment Management, Inc.
Charles L. Ladner
Stanley Martin*	Principal distributor
Dr. John A. Moore	John Hancock Funds, LLC
Steven R. Pruchansky††
Gregory A. Russo	Custodian
John G. Vrysen†	State Street Bank and Trust Company

Officers	Transfer agent
Keith F. Hartstein	John Hancock Signature Services, Inc.
President and Chief Executive Officer	Legal counsel
K&L Gates LLP
Andrew G. Arnott‡
Chief Operating Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Michael J. Leary
Treasurer

Charles A. Rizzo
Chief Financial Officer

*Member of the Audit Committee
†† Member of the Audit Committee effective 9-1-09
† Non-Independent Trustee
‡ Effective 9-1-09

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on FormN-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 toreceive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 9510	Mutual Fund Image Operations
	Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

42	Rainier Growth Fund | Semiannual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Rainier Growth Fund.	334SA 9/09
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	11/09

John Hancock
MUTUAL FUNDS

John Hancock
Leveraged Companies Fund

Semiannual Report
9.30.09

A look at performance

For the period ended September 30, 2009

		Average annual returns (%)				Cumulative total returns (%)
		with maximum sales charge (POP)				with maximum sales charge (POP)

	Inception				Since	Six				Since
Class	date	1-year	5-year	10-year	inception	months	1-year	5-year	10-year	inception

A	5-1-08	4.49	—	—	–9.62	96.83	4.49	—	—	–13.38

B	5-1-08	4.32	—	—	–9.46	101.44	4.32	—	—	–13.16

C	5-1-08	8.33	—	—	–6.93	105.44	8.33	—	—	–9.69

I1	5-1-08	10.33	—	—	–6.01	107.40	10.33	—	—	–8.43

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until July 31, 2010. The net expenses are as follows: Class A — 1.35%, Class B — 2.05%, Class C — 2.05% and Class I — 1.05%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 13.91%, Class B — 14.58%, Class C — 14.59% and Class I — 13.62%. The Fund’s expenses for the current fiscal year may be higher than the expenses listed above, for some of the following reasons: i) a significant decrease in average net assets may result in a higher advisory fee rate; ii) a significant decrease in average net assets may result in an increase in the expense ratio; and iii) the termination or expiration of expense cap reimbursements.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors, as described in the Fund’s Class I prospectus.

Semiannual report | Leveraged Companies Fund	1

A look at performance

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Leveraged Companies Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in three separate indexes.

			With
	Period	Without	maximum
Class	beginning	sales charge	sales charge	Index 1	Index 2	Index 3

B	5-1-08	$9,030	$8,684	$6,954	$7,912	$10,825

C2	5-1-08	9,031	9,031	6,954	7,912	10,825

I3	5-1-08	9,157	9,157	6,954	7,912	10,825

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C and Class I shares, respectively, as of September 30, 2009. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

CSFB Leveraged Equity Index — Index 1 — is an unmanaged market-weighted index designed to represent securities of the investable universe of the U.S. dollar denominated high-yield debt market.

Standard & Poor’s 500 Index — Index 2 — is an unmanaged index that includes 500 widely traded common stocks.

Merrill Lynch High Yield Master II Index — Index 3 — is an unmanaged index composed of U.S. currency high-yield bonds issued by U.S. and non-U.S. issuers.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 For certain types of investors, as described in the Fund’s Class I share prospectus.

2	Leveraged Companies Fund | Semiannual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on April 1, 2009, with the same investment held until September 30, 2009.

	Account value	Ending value	Expenses paid during
	on 4-1-09	on 9-30-09	period ended 9-30-09[1]

Class A	$1,000.00	$2,071.60	$10.01

Class B	1,000.00	2,064.40	15.36

Class C	1,000.00	2,064.40	15.36

Class I	1,000.00	2,074.00	7.47

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at September 30, 2009, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Semiannual report | Leveraged Companies Fund	3

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on April 1, 2009, with the same investment held until September 30, 2009. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 4-1-09	on 9-30-09	period ended 9-30-09[1]

Class A	$1,000.00	$1,018.60	$6.58

Class B	1,000.00	1,015.00	10.10

Class C	1,000.00	1,015.00	10.10

Class I	1,000.00	1,020.20	4.91

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.30%, 2.00%, 2.00% and 0.97% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Fund proxy expenses have been excluded from the expenses shown above.

4	Leveraged Companies Fund | Semiannual report

Portfolio summary

Top 10 Holdings[1]

Delta Air Lines, Inc.	15.6%	Cablevision Systems Corp. (Class A)	3.9%

US Airways Group, Inc.	5.7%	American Pacific Corp.	3.5%

UAL Corp., Gtd Sr Sub Note	4.6%	Sirius XM Radio, Inc.	3.4%

Pinnacle Airlines Corp.	4.5%	UAL Corp.	3.3%

Mashantucket Western Pequot Tribe,		Realogy Corp.
Ser A, 8.50%, 11-15-15	4.2%	Sr Note, 11.00%, 04-15-14	2.9%

Sector Composition[2,3]

Industrials	39%	Consumer Staples	2%

Consumer Discretionary	37%	Utilities	2%

Financials	12%	Short-Term Investments & Other	1%

Materials	7%

1 As a percentage of net assets on September 30, 2009. Excludes cash and cash equivalents.

2 As a percentage of net assets on September 30, 2009.

3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

Semiannual report | Leveraged Companies Fund	5

F I N A N C I A L  S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 9-30-09 (unaudited)

		Maturity
	Rate	date	Par value	Value

Bonds 21.85%				$198,506

(Cost $339,100)

Consumer Discretionary 15.69%				142,587

Auto Components 2.70%

Allison Transmission, Inc.,
Gtd Sr Note (S)	11.000%	11-01-15	$10,000	9,800

Exide Technologies,
Sr Sec Note Ser B	10.500	03-15-13	15,000	14,737

Hotels, Restaurants & Leisure 8.65%

Fontainebleau Las Vegas Holdings LLC,
Note (H)(S)	10.250	06-15-15	100,000	2,750

Greektown Holdings LLC,
Sr Note (H)(S)	10.750	12-01-13	72,000	17,460

Majestic Star Casino LLC,
Gtd Sr Sec Note (H)	9.500	10-15-10	15,000	9,675

Mashantucket Western Pequot Tribe,
Bond Ser A (S)	8.500	11-15-15	105,000	38,062

MTR Gaming Group, Inc.,
Gtd Sr Sub Note Ser B	9.000	06-01-12	11,000	8,250

Trump Entertainment Resorts, Inc.,
Gtd Sr Sec Note (H)	8.500	06-01-15	20,000	2,400

Media 4.34%

Canadian Satellite Radio Holdings, Inc.,
Sr Note	12.750	02-15-14	30,000	15,000

Charter Communications Holdings I LLC,
Sr Sec Note (H)	11.000	10-01-15	75,000	13,875
Gtd Sr Note (H)	9.920	04-01-14	40,000	400

Idearc, Inc.,
Gtd Sr Note (H)	8.000	11-15-16	115,000	5,175

R.H. Donnelley Corp.,
Sr Note Ser A–4 (H)	8.875	10-15-17	87,000	5,003

Financials 4.18%				37,950

Insurance 0.48%

MBIA Insurance Corp.,
Note (14.000% to 1-31-13 then variable) (S)	14.000	01-15-33	10,000	4,400

Real Estate Investment Trusts (REIT’s) 0.79%

iStar Financial, Inc.,
Sr Note	5.875	03-15-16	13,000	7,150

See notes to financial statements

6	Leveraged Companies Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

		Maturity
	Rate	date	Par value	Value
Real Estate Management & Development 2.91%

Realogy Corp.,
Gtd Sr Note PIK	11.000%	04-15-14	$40,000	$26,400

Materials 0.39%				3,569

Containers & Packaging 0.39%

Smurfit-Stone Container Corp.,
Sr Note (H)	8.375	07-01-12	5,000	3,569

Utilities 1.59%				14,400

Electric Utilities 1.59%

Texas Competitive Electric Holdings Co. LLC,
Gtd Sr Note Ser A	10.250	11-01-15	20,000	14,400

Convertible Bonds 10.74%				$97,585
(Cost $71,370)

Consumer Discretionary 5.39%				48,932

Auto Components 0.67%

BorgWarner, Inc.,
Sr Note	3.500%	04-15-12	$5,000	6,087

Media 4.72%

Charter Communications, Inc.,
Sr Note (H)	6.500	10-01-27	55,000	25,025

XM Satellite Radio, Inc.,
Sr Sub Note (S)	7.000	12-01-14	24,000	17,820

Industrials 5.35%				48,653

Airlines 5.35%

Pinnacle Airlines Corp.,
Sr Note	3.250	02-15-25	7,000	6,694

UAL Corp.,
Gtd Sr Sub Note	4.500	06-30-21	57,000	41,959

			Shares	Value

Common Stocks 61.08%				$554,992

(Cost $601,018)

Consumer Discretionary 15.63%				142,012

Auto Components 3.18%

Autoliv, Inc.			150	5,040

Federal Mogul Corp. (I)			800	9,656

Goodyear Tire & Rubber Co. (I)			150	2,555

Tenneco, Inc. (I)			894	11,658

Automobiles 2.05%

Ford Motor Co. (I)			2,580	18,602

Hotels, Restaurants & Leisure 0.81%

MTR Gaming Group, Inc. (I)			1,800	5,508

Wendy’s/Arby’s Group, Inc. (Class A)			385	1,821

Media 9.59%

Cablevision Systems Corp. (Class A)			1,495	35,506

Canadian Satellite Radio Holdings, Inc. (Class A) (I)			5,900	8,266

See notes to financial statements

Semiannual report | Leveraged Companies Fund	7

F I N A N C I A L  S T A T E M E N T S

	Shares	Value
Media (continued)

Sirius XM Radio, Inc. (I)	49,006	$31,119

Time Warner Cable, Inc.	285	12,281

Consumer Staples 1.62%		14,707

Food & Staples Retailing 1.20%

Walgreen Co.	290	10,866
Food Products 0.42%

Cadbury PLC, SADR	75	3,841

Energy 0.43%		3,890

Oil, Gas & Consumable Fuels 0.43%

Dominion Petroleum, Ltd., GDR (I)	33,000	3,890

Financials 2.29%		20,828

Commercial Banks 0.45%

Wells Fargo & Co.	145	4,086

Consumer Finance 0.30%

American Express Co.	80	2,712

Diversified Financial Services 1.30%

Bank of America Corp.	150	2,538

KKR Financial Holdings LLC	2,010	9,286

Insurance 0.24%

American International Group, Inc. (I)	50	2,206

Industrials 33.71%		306,360

Aerospace & Defense 0.76%

AAR Corp. (I)	315	6,911

Air Freight & Logistics 0.21%

Fedex Corp.	25	1,881

Airlines 30.12%

Allegiant Travel Co. (I)	250	9,522

Delta Air Lines, Inc. (I)	15,843	141,953

Pinnacle Airlines Corp. (I)	6,100	40,870

UAL Corp. (I)(L)	3,215	29,642

US Airways Group, Inc. (I)	11,000	51,700

Building Products 0.35%

USG Corp. (I)	185	3,178

Commercial Services & Supplies 1.02%

Republic Services, Inc.	351	9,326

Road & Rail 1.25%

Burlington Northern Santa Fe Corp.	95	7,584

Union Pacific Corp.	65	3,793

Information Technology 0.83%		7,508

Software 0.83%

Microsoft Corp.	290	7,508

See notes to financial statements

8	Leveraged Companies Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

		Shares	Value
Materials 6.57%			$59,687

Chemicals 6.57%

American Pacific Corp. (I)		4,100	31,816

Huntsman Corp.		550	5,011

Rhodia SA (I)		1,500	22,860

Investment Companies 0.85%			$7,755

(Cost $7,677)

Investment Companies 0.85%

ProShares Ultra Dow30		205	7,755

Preferred Stocks 5.06%			$45,978

(Cost $57,468)

Financials 5.06%			45,978

Commercial Banks 0.49%

Wells Fargo & Company (Class A), 7.500%		5	4,465

Diversified Financial Services 0.95%

Bank of America Corp., 7.250%		6	5,100

Bank of America Corp., 8.200%		151	3,530

Real Estate Investment Trusts (REIT’s) 3.62%

iStar Financial, Inc., Ser E, 7.875%		400	3,364

iStar Financial, Inc., Ser F, 7.800%		2,550	21,140

iStar Financial, Inc., Ser G, 7.650%		375	3,094

iStar Financial, Inc., Ser I, 7.500%		650	5,285

	Rate
Short-Term Investments 3.14%			$28,506

(Cost $28,506)

Cash Equivalents 3.14%

John Hancock Collateral Investment Trust (T)(W)	0.2762% (Y)	2,848	28,506

Total investments (Cost $1,105,139)† 102.72%			$933,322

Other assets and liabilities, net (2.72%)			($24,679)

Total net assets 100.00%			$908,643

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.
GDR	Global Depositary Receipt
PIK	Paid In Kind
REIT	Real Estate Investment Trust
SADR	Sponsored American Depositary Receipts
(H)	Non-income-producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
(I)	Non-income producing security.
(L)	All or a portion of this security is on loan as of September 30, 2009.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

See notes to financial statements

Semiannual report | Leveraged Companies Fund	9

F I N A N C I A L  S T A T E M E N T S

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of the Adviser.

(Y) The rate shown is the annualized seven-day yield as of September 30, 2009.

† At September 30, 2009, the aggregate cost of investment securities for federal income tax purposes was $1,105,139. Net unrealized depreciation aggregated $171,817, of which $161,396 related to appreciated investment securities and $333,213 related to depreciated investment securities.

See notes to financial statements

10	Leveraged Companies Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 9-30-09 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $1,076,633) including
$27,660 of securities loaned (Note 2)	$904,816
Investments in affiliated issuers, at value (Cost $28,506) (Note 2)	28,506

Total investments, at value (Cost $1,105,139)	933,322
Cash	14,724
Receivable for investments sold	3,971
Receivable for forward foreign currency exchange contracts (Note 3)	321
Dividends and interest receivable	11,862
Receivable for securities lending income	35
Receivable from affiliates	9
Receivable due from adviser	5,321
Other receivables and prepaid assets	92

Total assets	969,657

Liabilities

Payable for investments purchased	4,704
Payable upon return of securities loaned (Note 2)	28,500
Payable to affiliates
Accounting and legal services fees	7
Other liabilities and accrued expenses	27,803

Total liabilities	61,014

Net assets

Capital paid-in	$1,028,072
Undistributed net investment income	24,988
Accumulated net realized gain on investments and foreign
currency transactions	23,125
Net unrealized appreciation (depreciation) on investments and translation
of assets and liabilities in foreign currencies	(167,542)

Net assets	$908,643

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value.
Class A ($228,035 ÷ 26,272 shares)	$8.68
Class B ($225,779 ÷ 26,099 shares)[1]	$8.65
Class C ($225,770 ÷ 26,100 shares)[1]	$8.65
Class I ($229,059 ÷ 26,345 shares)	$8.69

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$9.14

1 Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Semiannual report | Leveraged Companies Fund	11

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the period ended 9-30-09 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$16,417
Dividends	7,158
Securities lending	226

Total investment income	23,801

Expenses

Investment management fees (Note 5)	2,543
Distribution and service fees (Note 5)	1,942
Accounting and legal services fees (Note 5)	15
Trustees’ fees (Note 6)	38
Printing and postage fees (Note 5)	74
Professional fees	21,162
Custodian fees	7,284
Registration and filing fees	16,072
Proxy fees	180
Other	19

Total expenses	49,329
Less expense reductions (Note 5)	(43,842)

Net expenses	5,487

Net investment income	18,314

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	67,520
Investments in affiliated issuers	6
Foreign currency transactions	(2,494)
65,032
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	385,911
Translation of assets and liabilities in foreign currencies	(227)
385,684
Net realized and unrealized gain	450,716

Increase in net assets from operations	$469,030

[1] Semiannual period from 4-1-09 to 9-30-09.

See notes to financial statements

12	Leveraged Companies Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last period. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Period	Period
	ended	ended
	9-30-09[1]	3-31-09[2]

Increase (decrease) in net assets

From operations
Net investment income	$18,314	$31,343
Net realized gain (loss)	65,032	(38,513)
Change in net unrealized appreciation (depreciation)	385,684	(553,226)

Increase (decrease) in net assets resulting from operations	469,030	(560,396)

Distributions to shareholders
From net investment income
Class A	—	(7,762)
Class B	—	(6,724)
Class C	—	(6,724)
Class I	—	(8,202)
Total distributions	—	(29,412)

From Fund share transactions (Note 7)	(91)	1,029,512

Total increase	468,939	439,704

Net assets

Beginning of period	439,704	—

End of period	$908,643	$439,704

Undistributed net investment income	$26,650	$6,674

1 Semiannual period from 4-1-09 to 9-30-09. Unaudited.
2 Period from 5-1-08 (commencement of operations) to 3-31-09.

See notes to financial statements

Semiannual report | Leveraged Companies Fund	13

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	9-30-09[1]	3-31-09[2]

Per share operating performance

Net asset value, beginning of period	$4.19	$10.00
Net investment income[3]	0.18	0.33
Net realized and unrealized gain (loss) on investments	4.31	(5.83)
Total from investment operations	4.49	(5.50)
Less distributions
From net investment income	—	(0.31)
Net asset value, end of period	$8.68	$4.19
Total return (%)[4,5]	107.16	(55.97)[6]

Ratios and supplemental data

Net assets, end of period (in thousands)	$228	$110
Ratios (as a percentage of average net assets):
Expenses before reductions	14.28[7]	13.91[8]
Expenses net of fee waivers and credits	1.35[7]	1.21[8]
Expenses net of fee waivers	1.35[7]	1.21[8]
Net investment income	5.67[8]	4.87[8]
Portfolio turnover (%)	55	18

[1] Semiannual period from 4-1-09 to 9-30-09. Unaudited.
[2] Class A shares began operations on 5-1-08.
[3] Based on the average daily shares outstanding.
[4] Total returns would have been lower had certain expenses not been reduced during the periods shown.
[5] Not annualized.
[6] Assumes dividend reinvestment.
[7] Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.
[8] Annualized.

CLASS B SHARES Period ended	9-30-09[1]	3-31-09[2]

Per share operating performance

Net asset value, beginning of period	$4.19	$10.00
Net investment income[3]	0.16	0.28
Net realized and unrealized gain (loss) on investments	4.30	(5.82)
Total from investment operations	4.46	(5.54)
Less distributions
From net investment income	—	(0.27)
Net asset value, end of period	$8.65	$4.19
Total return (%)[4,5]	106.44	(56.26)[6]

Ratios and supplemental data

Net assets, end of period (in thousands)	$226	$109
Ratios (as a percentage of average net assets):
Expenses before reductions	14.97[7]	14.58[8]
Expenses net of fee waivers	2.05[7]	1.91[8]
Expenses net of fee waivers and credits	2.05[7]	1.91[8]
Net investment income	4.97[8]	4.16[8]
Portfolio turnover (%)	55	18

1 Semiannual period from 4-1-09 to 9-30-09. Unaudited.
2 Class B shares began operations on 5-1-08.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Assumes dividend reinvestment.
7 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.
8 Annualized.

See notes to financial statements

14	Leveraged Companies Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

CLASS C SHARES Period ended	9-30-09[1]	3-31-09[2]

Per share operating performance

Net asset value, beginning of period	$4.19	$10.00
Net investment income[3]	0.16	0.28
Net realized and unrealized gain (loss) on investments	4.30	(5.82)
Total from investment operations	4.46	(5.54)
Less distributions
From net investment income	—	(0.27)
Net asset value, end of period	$8.65	$4.19
Total return (%)[4,5]	106.44	(56.26)[6]

Ratios and supplemental data

Net assets, end of period (in thousands)	$226	$109
Ratios (as a percentage of average net assets):
Expenses before reductions	14.97[7]	14.59[8]
Expenses net of fee waivers	2.05[7]	1.91[8]
Expenses net of fee waivers and credits	2.05[7]	1.91[8]
Net investment income	4.97[8]	4.16[8]
Portfolio turnover (%)	55	18

1 Semiannual period from 4-1-09 to 9-30-09. Unaudited.
2 Class C shares began operations on 5-1-08.
3 Based on the average of the shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Assumes dividend reinvestment.
7 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.
8 Annualized.

CLASS I SHARES Period ended	9-30-09[1]	3-31-09[2]

Per share operating performance

Net asset value, beginning of period	$4.19	$10.00
Net investment income[3]	0.19	0.35
Net realized and unrealized gain (loss) on investments	4.31	(5.83)
Total from investment operations	4.50	(5.48)
Less distributions
From net investment income	—	(0.33)
Net asset value, end of year	$8.69	$4.19
Total return (%)[4,5]	107.40	(55.85)[6]

Ratios and supplemental data

Net assets, end of period (thousands)	$229	$111
Ratios (as a percentage of average net assets):
Expenses before reductions	13.98[7]	13.62[8]
Expenses net of fee waivers	1.03[7]	0.90[8]
Expenses net of fee waivers and credits	1.03[7]	0.90[8]
Net investment income	5.99[8]	5.18[8]
Portfolio turnover (%)	55	18

1 Semiannual period from 4-1-09 to 9-30-09. Unaudited.
2 Class I shares began operations on 5-1-08.
3 Based on the average of the shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Assumes dividend reinvestment.
7 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.
8 Annualized.

See notes to financial statements

Semiannual report | Leveraged Companies Fund	15

Notes to financial statements (unaudited)

Note 1
Organization

John Hancock Leveraged Companies Fund (the Fund) is a diversified series of John Hancock Funds III (the Trust). The Trust was established as a Massachusetts business trust on June 9, 2005. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end investment management company. The investment objective of the Fund is to seek capital appreciation.

John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Trust. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

The Board of Trustees have authorized the issuance of multiple classes of shares of the Fund, including classes designated as Class A, Class B, Class C and Class I shares. Class A, Class B and Class C shares are open to all retail investors. Class I shares are offered without any sales charge to various institutional and certain individual investors. The shares of each class represent an interest in the same portfolio of investments of the Fund, and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Board of Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bear distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

The Adviser and affiliates owned 100% of Class A, Class B, Class C and Class I shares, respectively, of the Fund on September 30, 2009.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, November 23, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation

Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by independent pricing services, which utilizes both dealer-supplied quotes and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on broker quotes or fair valued as described below. Certain short-term debt instruments are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliated

16	Leveraged Companies Fund | Semiannual report

registered investment company managed by Manulife Global Investment Management (U.S.), LLC, a subsidiary of MFC, is valued at its net asset value each business day. JHCIT is a floating rate fund investing in money market instruments.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Fair value measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

Level 1 — Exchange traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities, certain foreign equities, warrants, rights, options and futures.

Level 2 — Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed income securities. Also, over-the-counter derivative contracts, including swaps, foreign forward currency contracts, and certain options use these techniques.

Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may not only use observable or unobservable inputs but may also include the use of the brokers’ own judgments about the assumptions that market participants would use.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Semiannual report | Leveraged Companies Fund	17

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2009, by major security category or security type. Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, written options and swap contracts are stated at market value.

INVESTMENTS IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS

Consumer Discretionary	$142,012	$173,699	$17,820	$333,531

Consumer Staples	14,707	—	—	14,707

Energy	—	3,890	—	3,890

Financials	66,806	37,950	—	104,756

Industrials	306,360	48,653	—	355,013

Information Technology	7,508	—	—	7,508

Investment Companies	7,755	—	—	7,755

Materials	36,827	26,429	—	63,256

Utilities	—	14,400	—	14,400

Short-Term	28,506	—	—	28,506

Total Investments in
Securities	$610,481	$305,021	$17,820	$933,322
Other Financial
Instruments	$321	—	—	$321
Totals	$610,802	$305,021	$17,820	$933,643

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

INVESTMENTS IN SECURITIES	FINANCIALS

Balance as of March 31, 2009	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	($248)
Net purchases (sales)	18,068
Transfers in and/or out of Level 3	—
Balance as of September 30, 2009	$17,820

Security transactions and related investment income

Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Foreign dividends are recorded on the ex-date or when the Fund becomes aware of the dividends from cash collections. Discounts/premiums are accreted/amortized for financial reporting purposes. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. The Fund uses identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends associated with securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount no less than the market value of the loaned securities.

18	Leveraged Companies Fund | Semiannual report

The market value of the loaned securities is determined at the close of business of the Fund. Any additional required cash collateral is delivered to the Fund or excess collateral is returned to the borrower on the next business day. Cash collateral received is invested in JHCIT. JHCIT is not a stable value fund and thus the Fund receives the benefit of any gains and bears any losses generated by JHCIT.

The Fund may receive compensation for lending their securities either in the form of fees, and/or by retaining a portion of interest on the investment of any cash received as collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund bears the risk in the event that invested collateral is not sufficient to meet obligations due on loans.

Foreign currency translation

The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

Expenses

The majority of expenses are directly identifiable to an individual fund. Trust expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage fees for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Line of credit

The Fund and other affiliated funds have entered into an agreement which enables it to participate in a $150 million unsecured committed line of credit with State Street Corporation (the Custodian). The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.08% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit, is charged to each participating fund on a prorated basis based on average net assets. For the period ended September 30, 2009, there were no borrowings under the line of credit by the Fund.

Semiannual report | Leveraged Companies Fund	19

Pursuant to the Custodian agreement, the custodian may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the Custodian for any overdraft, including any costs or expenses associated with the overdraft. The Custodian has a lien, security interest or security entitlement in any Fund property, that is not segregated, to the maximum extent permitted by law to the extent of any overdraft.

Federal income taxes

The Fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of September 30, 2009, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax return filed for the period ended March 31, 2009 remains subject to examination by the Internal Revenue Service.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund generally declares and pays dividends and capital gains distributions, if any, annually. During the period ended March 31, 2009, the tax character of distributions paid had ordinary income of $29,412. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Note 3
Financial instruments

Forward foreign currency contracts

The Fund may enter into foreign currency contracts to manage foreign currency exposure, or as a part of an investment strategy, in order to gain exposure to a currency.

A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. The Fund could be exposed to risk if the value of the currency changes in relation to the U.S. dollar. The investment in a particular transaction may be affected unfavorably by factors that affect the subject currencies, including economic, political and legal developments and exchange control regulations that impact the applicable currencies.

Additionally, the Fund could be exposed to counterparty risk if counterparties are unable to meet the terms of the contracts. If a counterparty defaults, the Fund will have contractual remedies, however, there is no assurance that the counterparty will be able to meet their obligations or that the fund will succeed in pursuing contractual remedies. Thus, the Fund assumes the risk that it may be delayed or prevented from obtaining payments owed to it pursuant these transactions.

During the period ended September 30, 2009, the Fund used foreign currency exchange contracts to enhance potential gains.

20	Leveraged Companies Fund | Semiannual report

Foreign forward currency exchange contract principal amounts covered by contract (USD) (notional amounts) at the period ended September 30, 2009 are representative of the activity during this period:

		PRINCIPAL
		AMOUNT
		COVERED BY	SETTLEMENT	UNREALIZED
CURRENCY	PRINCIPAL	CONTRACT (USD)	DATE	APPRECIATION

SELLS
Euro	20,110	$29,743	1/29/2010	$321

Fair value of derivative instruments by risk category

The table below summarizes the fair values of derivatives held by the Fund at September 30, 2009, by risk category:

DERIVATIVES NOT ACCOUNTED FOR	STATEMENT OF ASSETS	FINANCIAL	ASSET	LIABILITY
AS HEDGING INSTRUMENTS UNDER	AND LIABILITIES	INSTRUMENTS	DERIVATIVES	DERIVATIVES
FAS 133	LOCATION	LOCATION	FAIR VALUE	FAIR VALUE

Foreign exchange contracts	Receivable for	Foreign forward	$321	—
	foreign forward	currency
currency exchange contracts
contracts

Effect of derivative instruments on the Statement of Operations

The table below summarizes the realized gain (loss) recognized in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category for the period ended September 30, 2009:

FORWARD
FOREIGN
DERIVATIVES NOT ACCOUNTED FOR AS HEDGING	CURRENCY
INSTRUMENTS UNDER FAS 133	CONTRACTS	TOTAL

Statement of Operations location —	Forward foreign
Net realized gain (loss) on	currency contracts

Foreign exchange contracts	($2,494)	($2,494)

The table below summarizes the change in unrealized appreciation (depreciation) recognized in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category for the period ended September 30, 2009:

FORWARD
FOREIGN
DERIVATIVES NOT ACCOUNTED FOR AS HEDGING	CURRENCY
INSTRUMENTS UNDER FAS 133	CONTRACTS	TOTAL

Statement of Operations location — Change in	Forward foreign
unrealized appreciation (depreciation) on	currency contracts

Foreign exchange contracts	($227)	($227)

Note 4
Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Note 5
Investment advisory and other agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser. The Adviser is responsible for managing the

Semiannual report | Leveraged Companies Fund	21

corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment of the assets of the Fund, subject to the supervision of the Trust’s Board of Trustees. As compensation for its services, the Adviser receives an advisory fee from the Trust. Under the Advisory Agreement, the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.75% of the first $500,000,000 of the Fund’s aggregated daily net assets; (b) 0.725% of the next $500,000,000 of the Fund’s aggregated daily net assets; and (c) 0.70% of the Fund’s aggregated daily net assets in excess of $1,000,000,000. The Adviser has a subadvisory agreement with MFC Global Investment Management (U.S.) LLC, an indirectly owned subsidiary of Manulife and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the period ended September 30, 2009, were equivalent to an annual effective rate of 0.75% of the Fund’s average daily net assets.

Prior to April 30, 2009, the Adviser has contractually agreed to reimburse or limit certain Fund level expenses to 0.14% of the Fund’s average annual net assets which are allocated pro rata to all share classes, excluding taxes, portfolio brokerage commissions, interest, advisory fees, distribution and service fees, transfer agent fees, state registration fees, printing and postage fees, litigation and indemnification expenses, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. Also excluded from this agreement were fees incurred under any agreement or plan of the Fund dealing with services for the shareholders and others with beneficial interest in shares of the Fund.

From April 1, 2009, the Adviser agreed to reimburse or limit certain expenses for each share class. This agreement excludes taxes, portfolio brokerage commissions, interest and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business and shareholder service fees. The reimbursements and limits are such that these expenses will not exceed 1.35% for Class A shares, 2.05% for Class B, 2.05% for Class C and 0.90% for Class I.

Effective May 1, 2009, the Adviser agreed to reimburse or limit certain expenses for each share class. This agreement excludes taxes, portfolio brokerage commissions, interest and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business and shareholder service fees. The reimbursements and limits are such that these expenses will not exceed 1.35% for Class A shares, 2.05% for Class B, 2.05% for Class C and 1.05% for Class I. Accordingly, the expense reductions or reimbursements related to this agreement were $10,998, $10,895, $10,895 and $11,054 for Class A, Class B, Class C and Class I shares, respectively. The expense reimbursements and limits will continue in effect until July 31, 2010, and thereafter until terminated by the Adviser on notice to the Trust.

Pursuant to the Advisory Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative share of net assets of each class at the time the expense was incurred.

The Trust has a Distribution Agreement with the Distributor. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes daily payments to the Distributor at an annual rate not to exceed 0.30%, 1.00% and 1.00% of average daily net asset value of Class A, Class B and Class C, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the

22	Leveraged Companies Fund | Semiannual report

Fund’s 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the period ended September 30, 2009, there were no net upfront sales charges received by the Distributor with regard to sales of Class A shares.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to the Distributor and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended September 30, 2009, there were no CDSCs received by the Distributor for Class B shares and for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of MFC. The transfer agent fees are made up of three components:

• The Fund pays a monthly transfer agent fee at an annual rate of 0.05% for Classes A, B and C, and 0.04% for Class I, respectively, based on each class’s average daily net assets.

• The Fund pays Signature Services a monthly fee which is based on an annual rate of $16.50 per shareholder account.

• In addition, Signature Services is reimbursed for certain out-of-pocket expenses.

The Fund receives earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the period ended September 30, 2009, the Fund did not have any earning credits.

Class level expenses for the period ended September 30, 2009 were as follows:

	Distribution
	and service	Printing and
Share class	fees	postage fees

Class A	$256	$18
Class B	843	19
Class C	843	19
Class I	—	18
Total	$1,942	$74

For the period ended September 30, 2009, there were no transfer agent fees or state registration fees.

Note 6 Trustees’ fees

The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock Funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Semiannual report | Leveraged Companies Fund	23

Note 7
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the period ended September 30, 2009 and period ended March 31, 2009, along with the corresponding dollar value.

	Period ended 9-30-09[1]		Period ended 3-31-09[2]
	Shares	Amount	Shares	Amount
Class A shares

Sold	—	—	25,010	$250,100
Distributions reinvested	—	—	1,272	7,762
Repurchased	(10)	($91)	—	—
Net increase (decrease)	(10)	($91)	26,282	$257,862

Class B shares

Sold	—	—	25,000	$250,000
Distributions reinvested	—	—	1,099	6,724
Net increase	—	—	26,099	$256,724

Class C shares

Sold	—	—	25,000	$250,000
Distributions reinvested	—	—	1,100	6,724
Net increase	—	—	26,100	$256,724

Class I shares

Sold	—	—	25,000	$250,000
Distributions reinvested	—	—	1,345	8,202
Net increase	—	—	26,345	$258,202

Net increase (decrease)	(10)	($91)	104,826	$1,029,512

1 Semiannual period from 4-1-09 to 9-30-09. Unaudited.
2 Period from 5-1-08 (commencement of operations) to 3-31-09.

Note 8
Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities, during the period ended September 30, 2009, aggregated $380,935 and $374,368, respectively.

24	Leveraged Companies Fund | Semiannual report

Board Consideration of and
Continuation of Investment
Advisory Agreement and
Subadvisory Agreement: John Hancock
Leveraged Companies Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Funds III (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), to meet in person to review and consider the initial approval of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Investment Management Services, LLC (the Adviser) and (ii) the investment subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser) for the John Hancock Leveraged Companies Fund (the Fund). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements.

At meetings held on December 4, 2007, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the approval of the Advisory Agreements. During such meetings, the Board’s Contracts/ Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and its Independent Trustees, reviewed a broad range of information requested for this purpose. This information included:

(i) advisory and other fees incurred by, and the expense ratios of, a group of comparable funds selected by the Adviser and the proposed fee and estimated expense ratio of the Fund and

(ii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser.

The Independent Trustees also considered information that was provided in connection with the Trustees’ annual review of the advisory agreements for other funds managed by the Adviser and Subadviser including:

(i) the Adviser’s financial results and condition,

(ii) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department,

(iii) the background and experience of senior management and investment professionals, and

(iv) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates, including the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser, Subadviser and representatives of the Subadviser that would be responsible for the daily investment activities of the Fund. The Board considered the Adviser’s oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and compliance records of the Adviser

Semiannual report | Leveraged Companies Fund	25

and Subadviser. In addition, the Board took into account the administrative and other non-advisory services to be provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services to be provided to the Fund by the Adviser and Subadviser supported approval of the Advisory Agreements.

Investment advisory fee and subadvisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the average fee paid by a group of similar funds selected by the Adviser. The Board noted that the Advisory Agreement Rate was consistent with the average advisory fee rate for the similar funds. The Board concluded that the Advisory Agreement Rate was not unreasonable.

The Board also obtained information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment subadvisory services. The Board concluded that the Subadvisory Agreement Rate was not unreasonable.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates, including the Subadviser, as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser and Subadviser with the Fund and benefits potentially derived from an increase in business of the Adviser and Subadviser as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Factors not considered relevant at this time

In light of the fact that the Fund had not yet commenced normal operations, the Trustees noted that certain factors, such as investment performance, economies of scale and profitability, that will be relevant when the Trustees consider continuing the Advisory Agreements, were not germane to the initial approval.

Other factors and broader review

The Board regularly reviews and assesses the quality of the services that the Fund will receive throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the Advisory Agreements.

26	Leveraged Companies Fund | Semiannual report

Special Shareholder Meeting (Unaudited)

On April 16, 2009, a Special Meeting of the Shareholders of John Hancock Funds III, and its series, John Hancock Leveraged Companies Fund, was held at 601 Congress Street, Boston, Massachusetts for the purpose of considering and voting on:

Proposal 1: Election of eleven Trustees as members of the Board of Trustees of John Hancock Funds III (“the Trust”).

PROPOSAL 1 PASSED FOR ALL TRSUTEES ON APRIL 16, 2009.

1. Election of eleven Trustees as members of the Board of Trustees of the Trust:
		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

James R. Boyle
Affirmative	112,408,616.1493	77.575%	97.304%
Withhold	3,114,326.8437	2.149%	2.696%
TOTAL	115,522,942.9930	79.724%	100.000%

John G. Vrysen
Affirmative	112,480,199.9587	77.624%	97.366%
Withhold	3,042,743.0343	2.100%	2.634%
TOTAL	115,522,942.9930	79.724%	100.000%

James F. Carlin
Affirmative	112,259,975.1628	77.472%	97.175%
Withhold	3,262,967.8302	2.252%	2.825%
TOTAL	115,522,942.9930	79.724%	100.000%

William H. Cunningham
Affirmative	112,253,704.1408	77.468%	97.170%
Withhold	3,269,238.8522	2.256%	2.830%
TOTAL	115,522,942.9930	79.724%	100.000%

Deborah Jackson
Affirmative	112,395,713.3428	77.566%	97.293%
Withhold	3,127,229.6502	2.158%	2.707%
TOTAL	115,522,942.9930	79.724%	100.000%

Charles L. Ladner
Affirmative	112,091,109.2301	77.356%	97.029%
Withhold	3,431,833.7629	2.368%	2.971%
TOTAL	115,522,942.9930	79.724%	100.000%

Stanley Martin
Affirmative	112,267,136.7746	77.477%	97.182%
Withhold	3,255,806.2184	2.247%	2.818%
TOTAL	115,522,942.9930	79.724%	100.000%

Patti McGill Peterson
Affirmative	112,416,470.1337	77.580%	97.311%
Withhold	3,106,472.8593	2.144%	2.689%
TOTAL	115,522,942.9930	79.724%	100.000%

Semiannual report | Leveraged Companies Fund	27

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

John A. Moore
Affirmative	112,283,693.9656	77.489%	97.196%
Withhold	3,239,249.0274	2.235%	2.804%
TOTAL	115,522,942.9930	79.724%	100.000%

Steven R. Pruchansky
Affirmative	112,266,792.4295	77.477%	97.181%
Withhold	3,256,150.5635	2.247%	2.819%
TOTAL	115,522,942.9930	79.724%	100.000%

Gregory A. Russo
Affirmative	112,438,449.5932	77.595%	97.330%
Withhold	3,084,493.3998	2.129%	2.670%
TOTAL	115,522,942.9930	79.724%	100.000%

Proposal 2: To approve amendments to the Advisory Agreement between John Hancock Funds III and John Hancock Investment Management Services, LLC.

PROPOSAL 2 PASSED ON APRIL 16, 2009

2. Approval of a new form of Advisory Agreement between the Trust and John Hancock Investment Management Services, LLC.

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	104,826.0030	100.000%	100.000%
Against	.0000	.000%	.000%
Abstain	.0000	.000%	.000%
Broker Non-Vote	.0000	.000%	.000%
TOTAL	104,826.0030	100.000%	100.000%

Proposal 3: To approve the following changes to fundamental investment restrictions:

PROPOSALS 3A-3F PASSED ON APRIL 16, 2009.

3. Approval of the following changes to fundamental investment restrictions:

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

3A. Revise: Concentration

Affirmative	104,826.0030	100.000%	100.000%
Against	.0000	.000%	.000%
Abstain	.0000	.000%	.000%
Broker Non-Vote	.0000	.000%	.000%
TOTAL	104,826.0030	100.000%	100.000%

3B. Revise: Diversification

Affirmative	104,826.0030	100.000%	100.000%
Against	.0000	.000%	.000%
Abstain	.0000	.000%	.000%
Broker Non-Vote	.0000	.000%	.000%
TOTAL	104,826.0030	100.000%	100.000%

28	Leveraged Companies Fund | Semiannual report

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

3C. Revise: Underwriting

Affirmative	104,826.0030	100.000%	100.000%
Against	.0000	.000%	.000%
Abstain	.0000	.000%	.000%
Broker Non-Vote	.0000	.000%	.000%
TOTAL	104,826.0030	100.000%	100.000%

3D. Revise: Real Estate

Affirmative	104,826.0030	100.000%	100.000%
Against	.0000	.000%	.000%
Abstain	.0000	.000%	.000%
Broker Non-Vote	.0000	.000%	.000%
TOTAL	104,826.0030	100.000%	100.000%

3E. Revise: Loans

Affirmative	104,826.0030	100.000%	100.000%
Against	.0000	.000%	.000%
Abstain	.0000	.000%	.000%
Broker Non-Vote	.0000	.000%	.000%
TOTAL	104,826.0030	100.000%	100.000%

3F. Revise: Senior Securities

Affirmative	104,826.0030	100.000%	100.000%
Against	.0000	.000%	.000%
Abstain	.0000	.000%	.000%
Broker Non-Vote	.0000	.000%	.000%
TOTAL	104,826.0030	100.000%	100.000%

Proposal 4: Revision to merger approval requirements.

PROPOSAL 4 PASSED ON APRIL 16, 2009

4. Revision to merger approval requirements.
		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	98,282,351.3830	67.825%	85.075%
Against	5,533,577.4118	3.819%	4.790%
Abstain	3,498,867.1982	2.415%	3.029%
Broker Non-Vote	8,208,606.0000	5.665%	7.106%
TOTAL	115,523,401.9930	79.724%	100.000%

Semiannual report | Leveraged Companies Fund	29

More information

Trustees	Investment adviser
Patti McGill Peterson, Chairperson	John Hancock Investment Management
James R. Boyle†	Services, LLC
James F. Carlin
William H. Cunningham	Subadviser
Deborah C. Jackson*	MFC Global Investment
Charles L. Ladner	Management (U.S.), LLC
Stanley Martin*
Dr. John A. Moore	Principal distributor
Steven R. Pruchansky††	John Hancock Funds, LLC
Gregory A. Russo
John G. Vrysen†	Custodian
State Street Bank and Trust Company
Officers
Keith F. Hartstein	Transfer agent
President and Chief Executive Officer	John Hancock Signature Services, Inc.

Andrew G. Arnott‡	Legal counsel
Chief Operating Officer	K&L Gates LLP

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Michael J. Leary
Treasurer

Charles A. Rizzo
Chief Financial Officer

*Member of the Audit Committee of the Audit Committee effective 9-1-09 †Non-Independent Trustee ‡Effective 9-1-09

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 9510	Mutual Fund Image Operations
	Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

30	Leveraged Companies Fund | Semiannual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Leveraged Companies Fund.	336SA 9/09
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	11/09

John Hancock MUTUAL FUNDS

John Hancock
Small Cap Opportunities Fund

Semiannual Report
9.30.09

A look at performance

For the period ended September 30, 2009

		Average annual returns (%)				Cumulative total returns (%)
		with maximum sales charge (POP)				with maximum sales charge (POP)

	Inception				Since	Six				Since
Class	date	1-year	5-year	10-year	inception	months	1-year	5-year	10-year	inception

A	1-2-09	—	—	—	—	40.79	—	—	—	32.10

B	1-2-09	—	—	—	—	42.44	—	—	—	33.30

C	1-2-09	—	—	—	—	46.44	—	—	—	37.30

I1	1-2-09	—	—	—	—	48.25	—	—	—	39.50

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until June 30, 2010. The net expenses are as follows: Class A — 1.65%, Class B — 2.35%, Class C — 2.35% and Class I — 1.10%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A —4.38%, Class B — 5.08%, Class C — 5.08% and Class I — 3.83%. The Fund’s expenses for the current fiscal year may be higher than the expenses listed above, for some of the following reasons: i) a significant decrease in average net assets may result in a higher advisory fee rate; ii) a significant decrease in average net assets may result in an increase in the expense ratio; and iii) the termination or expiration of expense cap reimbursements.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors, as described in the Fund’s Class I prospectus.

Semiannual report | Small Cap Opportunities Fund	1

A look at performance

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Small Cap Opportunities Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Russell 2000 Growth Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B	1-2-09	$13,830	$13,330	$12,912

C	1-2-09	13,830	13,730	12,912

I2	1-2-09	13,950	13,950	12,912

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C and Class I shares, respectively, as of September 30, 2009. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Russell 2000 Growth Index is an unmanaged index which measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000 companies with higher price-to-value ratios and higher forecasted growth values.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 For certain types of investors, as described in the Fund’s Class I share prospectus.

2	Small Cap Opportunities Fund | Semiannual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on April 1, 2009, with the same investment held until September 30, 2009.

	Account value	Ending value	Expenses paid during
	on 4-1-09	on 9-30-09	period ended 9-30-09[1]

Class A	$1,000.00	$1,481.40	$8.71

Class B	1,000.00	1,474.40	13.03

Class C	1,000.00	1,474.40	13.03

Class I	1,000.00	1,482.50	6.53

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at September 30, 2009, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Semiannual report | Small Cap Opportunities Fund	3

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on April 1, 2009, with the same investment held until September 30, 2009. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 4-1-09	on 9-30-09	period ended 9-30-09[1]

Class A	$1,000.00	$1,018.00	$7.08

Class B	1,000.00	1,014.50	10.61

Class C	1,000.00	1,014.50	10.61

Class I	1,000.00	1,019.80	5.32

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.40%, 2.10%, 2.10% and 1.05% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Fund proxy expenses are excluded from the examples shown above.

4	Small Cap Opportunities Fund | Semiannual report

Portfolio summary

Top 10 Holdings[1]

Concur Technologies, Inc.	2.8%	Constant Contact, Inc.	2.1%

Silicon Laboratories, Inc.	2.4%	Copa Holdings SA (Class A)	2.0%

Imax Corp.	2.4%	Bally Technologies, Inc.	1.9%

Netlogic Microsystems, Inc.	2.4%	VistaPrint NV	1.9%

Evercore Partners, Inc. (Class A)	2.2%	AMAG Pharmaceuticals, Inc.	1.8%

Sector Composition[2,3]

Information Technology	28%	Materials	8%

Health Care	23%	Financials	8%

Industrials	14%	Energy	5%

Consumer Discretionary	13%	Consumer Staples	1%

1 As a percentage of net assets on September 30, 2009. Excludes cash and cash equivalents.

2 As a percentage of net assets on September 30, 2009.

3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

Semiannual report | Small Cap Opportunities Fund	5

F I N A N C I A L   S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 9-30-09 (unaudited)

	Shares	Value
Common Stocks 99.04%		$2,749,609

(Cost $2,161,551)

Consumer Discretionary 12.83%		356,302

Diversified Consumer Services 0.85%

American Public Education, Inc. (I)	679	23,585

Hotels, Restaurants & Leisure 4.52%

Bally Technologies, Inc. (I)	1,401	53,756

Penn National Gaming, Inc. (I)	1,434	39,664

Pinnacle Entertainment, Inc. (I)	1,235	12,585

Texas Roadhouse, Inc. (Class A) (I)	1,837	19,509

Household Durables 2.58%

iRobot Corp. (I)	3,236	39,835

Tempur-Pedic International, Inc. (I)	1,682	31,857

Media 2.42%

Imax Corp. (I)	7,135	67,140

Specialty Retail 2.46%

Carmax, Inc. (I)	1,476	30,848

DSW, Inc. (Class A) (I)	1,028	16,417

O’Reilly Automotive, Inc. (I)	584	21,106

Consumer Staples 0.67%		18,518

Food Products 0.67%

Smart Balance, Inc. (I)	3,016	18,518

Energy 5.26%		146,145

Energy Equipment & Services 1.82%

Dril-Quip, Inc. (I)	552	27,401

Key Energy Services, Inc. (I)	2,674	23,264

Oil, Gas & Consumable Fuels 3.44%

Atlas Energy, Inc.	1,212	32,809

Rex Energy Corp. (I)	2,933	24,491

SandRidge Energy, Inc. (I) (L)	2,946	38,180

Financials 7.85%		217,834

Capital Markets 4.31%

Eaton Vance Corp.	433	12,120

Evercore Partners, Inc. (Class A)	2,123	62,034

Greenhill & Co., Inc.	252	22,574

Lazard, Ltd. (Class A)	554	22,886

See notes to financial statements

6	Small Cap Opportunities Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

	Shares	Value
Commercial Banks 2.36%

Glacier Bancorp, Inc.	903	13,491

IBERIABANK Corp.	659	30,024

Signature Bank (I)	756	21,924

Insurance 1.18%

Assured Guaranty, Ltd.	1,688	32,781

Health Care 22.93%		636,469

Biotechnology 8.11%

Alexion Pharmaceuticals, Inc. (I)	547	24,363

AMAG Pharmaceuticals, Inc. (I)	1,115	48,703

BioMarin Pharmaceutical, Inc. (I)	1,871	33,828

Isis Pharmaceuticals, Inc. (I)	1,208	17,601

Onyx Pharmaceuticals, Inc. (I)	732	21,938

OSI Pharmaceuticals, Inc. (I)	765	27,005

Regeneron Pharmaceuticals, Inc. (I)	630	12,159

Rigel Pharmaceuticals, Inc. (I)	368	3,018

United Therapeutics Corp. (I)	748	36,645

Health Care Equipment & Supplies 10.55%

Align Technology, Inc. (I)	1,624	23,093

Conceptus, Inc. (I)	1,427	26,457

Electro-Optical Sciences, Inc. (I)	2,143	20,530

Micrus Endovascular Corp. (I)	2,317	30,005

NuVasive, Inc. (I) (L)	1,059	44,224

Quidel Corp. (I)	668	10,842

ResMed, Inc. (I)	547	24,724

RTI Biologics, Inc. (I)	4,379	19,049

SenoRx, Inc. (I)	2,938	15,836

Somanetics Corp. (I)	1,227	19,779

SonoSite, Inc. (I)	757	20,030

Thoratec Corp. (I)	1,267	38,352

Health Care Providers & Services 1.38%

Psychiatric Solutions, Inc. (I)	1,428	38,213

Health Care Technology 0.99%

athenahealth, Inc. (I)	716	27,473

Pharmaceuticals 1.90%

BioForm Medical, Inc. (I)	5,290	18,938

Inspire Pharmaceuticals, Inc. (I)	6,449	33,664

Industrials 14.00%		388,672

Aerospace & Defense 1.18%

Aerovironment, Inc. (I)	1,165	32,725

Air Freight & Logistics 0.93%

HUB Group, Inc. (Class A) (I)	1,125	25,706

Airlines 2.00%

Copa Holdings SA (Class A)	1,250	55,613

See notes to financial statements

Semiannual report | Small Cap Opportunities Fund	7

F I N A N C I A L   S T A T E M E N T S

	Shares	Value
Commercial Services & Supplies 3.04%

Corrections Corp. of America (I)	1,744	39,502

EnerNOC, Inc. (I)	979	32,464

Metalico, Inc. (I)	2,983	12,439

Electrical Equipment 0.72%

Fushi Copperweld, Inc. (I)	2,361	19,974

Machinery 1.54%

Flow International Corp. (I)	8,805	22,805

Force Protection, Inc. (I)	3,653	19,945

Marine 1.01%

Kirby Corp. (I)	758	27,910

Professional Services 1.33%

FTI Consulting, Inc. (I)	869	37,028

Road & Rail 2.25%

Genesee & Wyoming, Inc. (Class A) (I)	1,489	45,146

Saia, Inc. (I)	1,083	17,415

Information Technology 28.53%		792,070

Communications Equipment 2.02%

Anaren, Inc. (I)	855	14,535

Comtech Telecommunications Corp. (I)	1,250	41,525

Internet Software & Services 6.57%

Constant Contact, Inc. (I) (L)	3,069	59,078

IAC/InterActiveCorp. (I)	810	16,354

OpenTable, Inc. (I)	401	11,052

TechTarget, Inc. (I)	772	4,400

The Knot, Inc. (I)	2,101	22,943

Valueclick, Inc. (I)	1,302	17,173

VistaPrint NV (I) (L)	1,010	51,258

IT Services 3.17%

Euronet Worldwide, Inc. (I)	1,957	47,027

Telvent GIT SA	1,418	41,094

Semiconductors & Semiconductor Equipment 7.14%

Fairchild Semiconductor International, Inc. (I)	4,316	44,153

Netlogic Microsystems, Inc. (I)	1,456	65,520

Silicon Laboratories, Inc. (I)	1,463	67,825

Skyworks Solutions, Inc. (I)	742	9,824

Varian Semiconductor Equipment Associates, Inc. (I)	334	10,969

Software 9.63%

Concur Technologies, Inc. (I)	1,963	78,049

Monotype Imaging Holdings, Inc. (I)	4,047	34,035

NetSuite, Inc. (I)	2,703	41,356

Rosetta Stone, Inc. (I)	1,623	37,264

Shanda Games, Ltd., ADR (I)	2,598	30,397

Ultimate Software Group, Inc. (I)	1,610	46,239

See notes to financial statements

8	Small Cap Opportunities Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

		Shares	Value
Materials 6.97%			$193,599

Chemicals 3.37%

Ferro Corp.		1,408	12,531

LSB Industries, Inc. (I)		2,285	35,577

Neo Material Technologies, Inc.		9,091	32,521

Rockwood Holdings, Inc. (I)		636	13,083

Metals & Mining 3.60%

AK Steel Holding Corp.		956	18,862

Capstone Mining Corp.		5,028	13,807

Horsehead Holding Corp. (I)		2,482	29,089

Thompson Creek Metals Company, Inc.		181	2,186

Thompson Creek Metals Company, Inc.		2,086	25,192

Walter Energy, Inc.		179	10,751

Warrants 1.10%			$30,567

(Cost $18,217)

Materials 1.10%			30,567

Metals & Mining 1.10%

Avalon Rare Metals, Inc. (I)		8,747	30,567

	Rate

Short-Term Investments 6.37%			$176,915

(Cost $176,915)

Cash Equivalents 6.37%

John Hancock Collateral Investment Trust (T)(W)	0.2762% (Y)	17,674	176,915

Total investments (Cost $2,356,683)† 106.51%			$2,957,091

Other assets and liabilities, net (6.51%)			($180,719)

Total net assets 100.00%			$2,776,372

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of September 30, 2009.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of the Adviser.

(Y) The rate shown is the annualized seven-day yield as of September 30, 2009.

† At September 30, 2009, the aggregate cost of investment securities for federal income tax purposes was $2,361,325. Net unrealized appreciation aggregated $595,766, of which $638,713 related to appreciated investment securities and $42,947 related to depreciated investment securities.

See notes to financial statements

Semiannual report | Small Cap Opportunities Fund	9

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 9-30-09 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $2,179,768) including
$172,733 of securities loaned (Note 2)	$2,780,176
Investments in affiliated issuers, at value (Cost $176,915) (Note 2)	176,915

Total investments, at value (Cost $2,356,683)	2,957,091
Cash	4,633
Receivable for investments sold	53,804
Dividends and interest receivable	224
Receivable for securities lending income	6
Receivable due from adviser	4,665

Total assets	3,020,423

Liabilities

Payable for investments purchased	42,568
Payable upon return of securities loaned (Note 2)	176,915
Payable to affiliates
Accounting and legal services fees	27
Other liabilities and accrued expenses	24,541

Total liabilities	244,051

Net assets

Capital paid-in	$1,992,703
Accumulated net investment loss	(16,380)
Accumulated net realized gain on investments, options written and foreign
currency transactions	199,654
Net unrealized appreciation (depreciation) on investments and translation
of assets and liabilities in foreign currencies	600,395

Net assets	$2,776,372

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value.
Class A ($695,356 ÷ 50,000 shares)	$13.91
Class B ($691,749 ÷ 50,000 shares) [1]	$13.83
Class C ($691,746 ÷ 50,000 shares) [1]	$13.83
Class I ($697,521 ÷ 50,000 shares)	$13.95

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$14.64

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

10	Small Cap Opportunities Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the period ended 9-30-09 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$4,254
Securities lending	6
Less foreign taxes withheld	(49)

Total investment income	4,211

Expenses

Investment management fees (Note 5)	10,842
Distribution and service fees (Note 5)	6,914
Accounting and legal services fees (Note 5)	16
Trustees’ fees (Note 6)	86
Printing and postage fees (Note 5)	731
Professional fees	17,551
Custodian fees	6,354
Registration and filing fees	15,645
Proxy fees	596
Other	368

Total expenses	59,103
Less expense reductions (Note 5)	(38,519)

Net expenses	20,584

Net investment loss	(16,373)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	239,688
Options written (Note 3)	474
Foreign currency transactions	(464)
239,698
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	674,927
Options written (Note 3)	436
Translation of assets and liabilities in foreign currencies	(9)
675,354
Net realized and unrealized gain	915,052

Increase in net assets from operations	$898,679

1 Semiannual period from 4-1-09 to 9-30-09.

See notes to financial statements

Semiannual report | Small Cap Opportunities Fund	11

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed since inception. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Period	Period
	ended	ended
	9-30-09[1]	3-31-09[2]

Increase (decrease) in net assets

From operations
Net investment loss	($16,373)	($7,262)
Net realized gain (loss)	239,698	(40,086)
Change in net unrealized appreciation (depreciation)	675,354	(74,959)

Increase (decrease) in net assets resulting from operations	898,679	(122,307)

From Fund share transactions (Note 7)	—	2,000,000

Total increase	898,679	1,877,693

Net assets

Beginning of period	1,877,693	—

End of period	$2,776,372	$1,877,693

Accumulated net investment loss	($16,380)	($7)

1 Semiannual period from 4-1-09 to 9-30-09. Unaudited.

2 Period from 1-2-09 (commencement of operations) to 3-31-09.

See notes to financial statements

12	Small Cap Opportunities Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since inception.

CLASS A SHARES Period ended	9-30-09[1]	3-31-09[2]

Per share operating performance

Net asset value, beginning of period	$9.39	$10.00
Net investment loss[3]	(0.07)	(0.03)
Net realized and unrealized gain (loss) on investments	4.59	(0.58)
Total from investment operations	4.52	(0.61)
Net asset value, end of period	$13.91	$9.39
Total return (%)[4,5]	48.14	(6.10)

Ratios and supplemental data

Net assets, end of period (thousands)	$695	$470
Ratios (as a percentage of average net assets):
Expenses before reductions	4.63[6]	12.34[7]
Expenses net of fee waivers	1.45[6]	1.65[7]
Expenses net of fee waivers and credits	1.45[6]	1.65[7]
Net investment loss	(1.10)[7]	(1.42)[7]
Portfolio turnover (%)	63	27

1 Semiannual period from 4-1-09 to 9-30-09. Unaudited.

2 Period from 1-2-09 (commencement of operations) to 3-31-09.

3 Based on the average daily shares outstanding.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Not annualized.

6 Annualized except the impact of proxy expenses which amounted to 0.02% of average net assets.

7 Annualized.

CLASS B SHARES Period ended	9-30-09[1]	3-31-09[2]

Per share operating performance

Net asset value, beginning of period	$9.38	$10.00
Net investment loss[3]	(0.11)	(0.05)
Net realized and unrealized gain (loss) on investments	4.56	(0.57)
Total from investment operations	4.45	(0.62)
Net asset value, end of period	$13.83	$9.38
Total return (%)[4,5]	47.44	(6.20)

Ratios and supplemental data

Net assets, end of period (thousands)	$692	$469
Ratios (as a percentage of average net assets):
Expenses before reductions	5.33[6]	13.04[7]
Expenses net of fee waivers	2.15[6]	2.35[7]
Expenses net of fee waivers and credits	2.15[6]	2.35[7]
Net investment loss	(1.80)[7]	(2.12)[7]
Portfolio turnover (%)	63	27

1 Semiannual period from 4-1-09 to 9-30-09. Unaudited.

2 Period from 1-2-09 (commencement of operations) to 3-31-09.

3 Based on the average daily shares outstanding.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Not annualized.

6 Annualized except the impact of proxy expenses which amounted to 0.02% of average net assets.

7 Annualized.

See notes to financial statements

Semiannual report | Small Cap Opportunities Fund	13

F I N A N C I A L   S T A T E M E N T S

CLASS C SHARES Period ended	9-30-09[1]	3-31-09[2]

Per share operating performance

Net asset value, beginning of period	$9.38	$10.00
Net investment loss[3]	(0.11)	(0.05)
Net realized and unrealized gain (loss) on investments	4.56	(0.57)
Total from investment operations	4.45	(0.62)
Net asset value, end of period	$13.83	$9.38
Total return (%)[4,5]	47.44	(6.20)

Ratios and supplemental data

Net assets, end of period (thousands)	$692	$469
Ratios (as a percentage of average net assets):
Expenses before reductions	5.33[6]	13.04[7]
Expenses net of fee waivers	2.15[6]	2.35[7]
Expenses net of fee waivers and credits	2.15[6]	2.35[7]
Net investment loss	(1.80)[7]	(2.12)[7]
Portfolio turnover (%)	63	27

1 Semiannual period from 4-1-09 to 9-30-09. Unaudited.

2 Period from 1-2-09 (commencement of operations) to 3-31-09.

3 Based on the average daily shares outstanding.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Not annualized.

6 Annualized except the impact of proxy expenses which amounted to 0.02% of average net assets.

7 Annualized.

CLASS I SHARES Period ended	9-30-09[1]	3-31-09[2]

Per share operating performance

Net asset value, beginning of period	$9.41	$10.00
Net investment loss[3]	(0.05)	(0.02)
Net realized and unrealized gain (loss) on investments	4.59	(0.57)
Total from investment operations	4.54	(0.59)
Net asset value, end of year	$13.95	$9.41
Total return (%)[4,5]	48.25	(5.90)

Ratios and supplemental data

Net assets, end of period (thousands)	$698	$470
Ratios (as a percentage of average net assets):
Expenses before reductions	4.33[6]	12.04[7]
Expenses net of fee waivers	1.10[6]	1.10[7]
Expenses net of fee waivers and credits	1.10[6]	1.10[7]
Net investment loss	(0.75)[7]	(0.87)[7]
Portfolio turnover (%)	63	27

1 Semiannual period from 4-1-09 to 9-30-09. Unaudited.

2 Period from 1-2-09 (commencement of operations) to 3-31-09.

3 Based on the average daily shares outstanding.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Not annualized.

6 Annualized except the impact of proxy expenses which amounted to 0.02% of average net assets.

7 Annualized.

See notes to financial statements

14	Small Cap Opportunities Fund | Semiannual report

Notes to financial statements (unaudited)

Note 1
Organization

John Hancock Small Cap Opportunities (the Fund) is a diversified series of John Hancock Funds III (the Trust). The Trust was established as a Massachusetts business trust on June 9, 2005. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end investment management company. The investment objective of the Fund is to seek long-term capital appreciation.

John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Trust. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

The Board of Trustees have authorized the issuance of multiple classes of shares of the Fund, including classes designated as Class A, Class B, Class C and Class I shares. Class A, Class B and Class C shares are open to all retail investors. Class I shares are offered without any sales charge to various institutional and certain individual investors. The shares of each class represent an interest in the same portfolio of investments of the Fund, and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Board of Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bear distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

The Adviser and affiliates owned 100% of Class A, Class B, Class C and Class I shares, respectively, of the Fund on September 30, 2009.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, November 23, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation

Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on broker quotes or fair valued as described below. Certain short-term debt instruments are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliated registered investment company managed by Manulife Global Investment Management (U.S.), LLC, a subsidiary of MFC, is valued at its net asset value each business day. JHCIT is a floating rate fund investing in money market instruments.

Other assets and securities for which no such quotations are readily available are valued at

Semiannual report | Small Cap Opportunities Fund	15

fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Fair value measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

Level 1 — Exchange traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities, certain foreign equities, warrants, rights, options and futures.

Level 2 — Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed income securities. Also, over-the-counter derivative contracts, including swaps, foreign forward currency contracts, and certain options use these techniques.

Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may not only use observable or unobservable inputs but may also include the use of the brokers’ own judgments about the assumptions that market participants would use.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2009, by major security category or security type. Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, written options and swap contracts are stated at market value.

INVESTMENTS IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS

Consumer Discretionary	$356,302	—	—	$356,302
Consumer Staples	18,518	—	—	18,518
Energy	146,145	—	—	146,145
Financials	217,834	—	—	217,834
Health Care	636,469	—	—	636,469
Industrials	388,672	—	—	388,672
Information Technology	792,070	—	—	792,070
Materials	191,413	$32,753	—	224,166
Short Term Investments	176,915	—	—	176,915

Total Investments in
Securities	$2,924,338	$32,753	—	$2,957,091

16	Small Cap Opportunities Fund | Semiannual report

Security transactions and related
investment income

Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Foreign dividends are recorded on the ex- date or when the Fund becomes aware of the dividends from cash collections. Debt obligations may be placed in a nonaccrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. The Fund uses identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends associated with securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount no less than the market value of the loaned securities.

The market value of the loaned securities is determined at the close of business of the Fund. Any additional required cash collateral is delivered to the Fund or excess collateral is returned to the borrower on the next business day. Cash collateral received is invested in JHCIT. JHCIT is not a stable value fund and thus the Fund receives the benefit of any gains and bears any losses generated by JHCIT.

The Fund may receive compensation for lending their securities either in the form of fees, and/or by retaining a portion of interest on the investment of any cash received as collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund bears the risk in the event that invested collateral is not sufficient to meet obligations due on loans.

Foreign currency translation

The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

Risks associated with foreign investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable

Semiannual report | Small Cap Opportunities Fund	17

to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

Expenses

The majority of expenses are directly identifiable to an individual fund. Trust expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage fees for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Line of credit

The Fund and other affiliated funds have entered into an agreement which enables it to participate in a $150 million unsecured committed line of credit with its custodian. The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.08% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit, is charged to each participating fund on a prorated basis based on average net assets. For the period ended September 30, 2009, there were no borrowings under the line of credit by the Fund.

Pursuant to the custodian agreement, the custodian may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian has a lien, security interest or security entitlement in any Fund property, that is not segregated, to the maximum extent permitted by law to the extent of any overdraft.

Federal income taxes

The Fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has $35,402 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, it will reduce the amount of capital gain distributions to be paid. The loss carryforwards of $35,402 expire on March 31, 2017.

As of September 30, 2009, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund’s federal tax return filed for the period ended March 31, 2009 remains subject to examination by the Internal Revenue Service.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized

18	Small Cap Opportunities Fund | Semiannual report

gains, if any, on the ex-dividend date. The Fund generally declares and pays dividends and capital gain distributions, if any, annually. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Note 3
Financial instruments

Options

The Fund writes and buys calls and may increase the Fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the Fund’s exposure to such changes. Losses may arise when buying and selling options if there is an illiquid secondary market for the options, which may cause a party to receive less than would be received in a liquid market, or if the counterparties do not perform under the terms of the options.

During the period ended September 30, 2009, the Fund used written options to hedge against anticipated changes in securities markets.

PREMIUMS
	NUMBER OF	RECEIVED
	CONTRACTS	(PAID)

Outstanding, beginning of period	13	$474
Options written	—	—
Option closed	—	—
Options expired	(13)	(474)
Options exercised	—	—
Outstanding, end of period	—	—

The Fund had no outstanding written options on September 30, 2009.

Effect of derivative instruments on the Statement of Operations

The table below summarizes the realized gain (loss) recognized in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category for the period ended September 30, 2009:

DERIVATIVES NOT ACCOUNTED FOR AS HEDGING	WRITTEN
INSTRUMENTS UNDER FAS 133	OPTIONS	TOTAL

Statement of Operations location — Net realized gain
(loss) on	Written Options
Equity contracts	$474	$474
Total	$474	$474

Semiannual report | Small Cap Opportunities Fund	19

The table below summarizes the change in unrealized appreciation (depreciation) recognized in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category for the period ended September 30, 2009:

DERIVATIVES NOT ACCOUNTED FOR AS HEDGING	WRITTEN
INSTRUMENTS UNDER FAS 133	OPTIONS	TOTAL

Statement of Operations location — Change in
unrealized appreciation (depreciation) on	Written Options
Equity contracts	$436	$436
Total	$436	$436

Note 4
Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Note 5
Investment advisory and
other agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser. The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment of the assets of the Fund, subject to the supervision of the Trust’s Board of Trustees. As compensation for its services, the Adviser receives an advisory fee from the Trust. Under the Advisory Agreement, the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.90% of the first $1,000,000,000 of the Fund’s aggregated daily net assets; (b) 0.85% of the Fund’s aggregated daily net assets in excess of $1,000,000,000. The Adviser has a subadvisory agreement with MFC Global Investment Management (U.S.) LLC, an indirectly owned subsidiary of Manulife and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the period ended September 30, 2009, were equivalent to an annual effective rate of 0.90% of the Fund’s average daily net assets.

Effective April 1, 2009, the Adviser has contractually agreed to reimburse or limit certain expenses for each share class. This agreement excludes taxes, portfolio brokerage commissions, interest and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business and shareholder service fees. The reimbursements and limits are such that these expenses will not exceed 1.65% for Class A shares, 2.35% for Class B, 2.35% for Class C and 1.10% for Class I. The expense reimbursements and limits will continue in effect until June 30, 2010 and thereafter until terminated by the Adviser on notice to the Trust. In addition, the Adviser voluntarily agreed to reimburse the Fund for certain operating expenses incurred. There is no guarantee this reimbursement will continue in the future. Accordingly, the expense reductions or reimbursements related to these agreements were $9,606, $9,570, $9,570 and $9,773 for Class A, Class B, Class C and Class I shares, respectively.

Pursuant to the Advisory Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative share of net assets of each class at the time the expense was incurred. The accounting and legal service fees for the period ended September 30, 2009, amounted to $16.

20	Small Cap Opportunities Fund | Semiannual report

The Trust has a Distribution Agreement with the Distributor. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes daily payments to the Distributor at an annual rate not to exceed 0.30%, 1.00% and 1.00% of average daily net asset value of Class A, Class B and Class C, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the period ended September 30, 2009, there were no net upfront sales charges received by the Distributor with regard to sales of Class A shares.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to the Distributor and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended September 30, 2009, there were no CDSCs received by the Distributor for Class B shares and for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of MFC. The transfer agent fees are made up of three components:

• The Fund pays a monthly transfer agent fee at an annual rate of 0.05% for Classes A, B and C, and 0.04% for Class I, respectively, based on each class’s average daily net assets.

• The Fund pays Signature Services a monthly fee which is based on an annual rate of $16.50 per shareholder account.

• In addition, Signature Services is reimbursed for certain out-of-pocket expenses.

The Fund receives earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the period ended September 30, 2009, the Fund did not have any earning credits.

Class level expenses for the period ended September 30, 2009 were as follows:

	Distribution	Printing
	and service	and postage
Share Class	fees	fees

Class A	$904	$183
Class B	3,005	183
Class C	3,005	183
Class I	—	182
Total	$6,914	$731

Note 6
Trustees’ fees

The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Semiannual report | Small Cap Opportunities Fund	21

Note 7
Fund share transactions

This listing illustrates the number of Fund shares sold during the periods ended September 30, 2009 and March 31, 2009, along with the corresponding dollar value.

	Period ended 9-30-09[1]		Period ended 3-31-09[2]
	Shares	Amount	Shares	Amount
Class A shares

Sold	—	—	50,000	$500,000
Net increase	—	—	50,000	$500,000

Class B shares

Sold	—	—	50,000	$500,000
Net increase	—	—	50,000	$500,000

Class C shares

Sold	—	—	50,000	$500,000
Net increase	—	—	50,000	$500,000

Class I shares

Sold	—	—	50,000	$500,000
Net increase	—	—	50,000	$500,000

Net increase	—	—	200,000	$2,000,000

1 Semiannual period from 4-1-09 to 9-30-09. Unaudited.

2 Period from 1-2-09 (commencement of operations) to 3-31-09.

Note 8
Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities, during the period ended September 30, 2009, aggregated $1,653,323 and $1,496,745, respectively.

22	Small Cap Opportunities Fund | Semiannual report

Board Consideration of and
Continuation of Investment
Advisory Agreement and
Subadvisory Agreement:
Small Cap Opportunities Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Funds III (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), to meet in person to review and consider the initial approval of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Investment Management Services, LLC (the Adviser) and (ii) the investment subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.) LLC, (the Subadviser) for the John Hancock Small Cap Opportunities Fund (the Fund). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements.

At meetings held on March 9–11, 2008, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the approval of the Advisory Agreements. During such meetings, the Board’s Contracts/ Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and its Independent Trustees, reviewed a broad range of information requested for this purpose. This information included advisory and other fees incurred by, and the expense ratios of, a group of comparable funds selected by the Adviser and the proposed fee and estimated expense ratio of the Fund.

The Independent Trustees also considered information that was provided in connection with the Trustees’ annual review of the advisory agreements for other funds managed by the Adviser and Subadviser including:

(i) the Adviser’s financial results and condition,

(ii) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department,

(iii) the background and experience of senior management and investment professionals, and

(iv) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board considered the investment philosophy and research and investment decision-making processes of the Adviser and Subadviser. The Board considered the Adviser’s oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and other non-advisory services to be provided to the Fund by the Adviser and its affiliates.

Semiannual report | Small Cap Opportunities Fund	23

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services to be provided to the Fund by the Adviser and Subadviser supported approval of the Advisory Agreements.

Investment advisory fee and subadvisory
fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information presented by the Adviser comparing the Advisory Agreement Rate with the average and median fee paid by similar funds. The Board noted that the Advisory Agreement Rate was consistent with the average and median advisory fee rate for similar funds. The Board concluded that the Advisory Agreement Rate was not unreasonable.

The Board also obtained information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment subadvisory services. The Board concluded that the Subadvisory Agreement Rate was not unreasonable.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates and the Subadviser, as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser and Subadviser with the Fund and benefits potentially derived from an increase in business of the Adviser and Subadviser as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Factors not considered relevant at this time

In light of the fact that the Fund had not yet commenced normal operations, the Trustees noted that certain factors, such as investment performance, economies of scale and profitability, that will be relevant when the Trustees consider continuing the Advisory Agreements, were not germane to the initial approval.

Other factors and broader review

The Board regularly reviews and assesses the quality of the services that the Fund will receive throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the Advisory Agreements.

24	Small Cap Opportunities Fund | Semiannual report

Special Shareholder Meeting (Unaudited)

On April 16, 2009, a Special Meeting of the Shareholders of John Hancock Funds III, and its series, John Hancock Small Cap Opportunities Fund, was held at 601 Congress Street, Boston, Massachusetts for the purpose of considering and voting on:

Proposal 1: Election of eleven Trustees as members of the Board of Trustees of John Hancock Funds III (the “Trust”).

PROPOSAL 1 PASSED FOR ALL TRUSTEES ON APRIL 16, 2009.

1. Election of eleven Trustees as members of the Board of Trustees of the Trust:

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

James R. Boyle
Affirmative	112,408,616.1493	77.575%	97.304%
Withhold	3,114,326.8437	2.149%	2.696%
TOTAL	115,522,942.9930	79.724%	100.000%

John G. Vrysen
Affirmative	112,480,199.9587	77.624%	97.366%
Withhold	3,042,743.0343	2.100%	2.634%
TOTAL	115,522,942.9930	79.724%	100.000%

James F. Carlin
Affirmative	112,259,975.1628	77.472%	97.175%
Withhold	3,262,967.8302	2.252%	2.825%
TOTAL	115,522,942.9930	79.724%	100.000%

William H. Cunningham
Affirmative	112,253,704.1408	77.468%	97.170%
Withhold	3,269,238.8522	2.256%	2.830%
TOTAL	115,522,942.9930	79.724%	100.000%

Deborah Jackson
Affirmative	112,395,713.3428	77.566%	97.293%
Withhold	3,127,229.6502	2.158%	2.707%
TOTAL	115,522,942.9930	79.724%	100.000%

Charles L. Ladner
Affirmative	112,091,109.2301	77.356%	97.029%
Withhold	3,431,833.7629	2.368%	2.971%
TOTAL	115,522,942.9930	79.724%	100.000%

Stanley Martin
Affirmative	112,267,136.7746	77.477%	97.182%
Withhold	3,255,806.2184	2.247%	2.818%
TOTAL	115,522,942.9930	79.724%	100.000%

Patti McGill Peterson
Affirmative	112,416,470.1337	77.580%	97.311%
Withhold	3,106,472.8593	2.144%	2.689%
TOTAL	115,522,942.9930	79.724%	100.000%

Semiannual report | Small Cap Opportunities Fund	25

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

John A. Moore
Affirmative	112,283,693.9656	77.489%	97.196%
Withhold	3,239,249.0274	2.235%	2.804%
TOTAL	115,522,942.9930	79.724%	100.000%

Steven R. Pruchansky
Affirmative	112,266,792.4295	77.477%	97.181%
Withhold	3,256,150.5635	2.247%	2.819%
TOTAL	115,522,942.9930	79.724%	100.000%

Gregory A. Russo
Affirmative	112,438,449.5932	77.595%	97.330%
Withhold	3,084,493.3998	2.129%	2.670%
TOTAL	115,522,942.9930	79.724%	100.000%

Proposal 2: To approve amendments to the Advisory Agreement between John Hancock Funds III and John Hancock Investment Management Services, LLC.

PROPOSAL 2 PASSED ON APRIL 16, 2009.

2. Approval of a new form of Advisory Agreement between each Trust and John Hancock Investment Management Services, LLC.

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	200,000.0000	100.000%	100.000%
Against	.0000	.000%	.000%
Abstain	.0000	.000%	.000%
Broker Non-Vote	.0000	.000%	.000%
TOTAL	200,000.0000	100.000%	100.000%

Proposal 3: To approve the following changes to fundamental investment restrictions:

PROPOSALS 3A-3F PASSED ON APRIL 16, 2009.

3. Approval of the following changes to fundamental investment:

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

3A. Revise: Concentration

Affirmative	200,000.0000	100.000%	100.000%
Against	.0000	.000%	.000%
Abstain	.0000	.000%	.000%
Broker Non-Vote	.0000	.000%	.000%
TOTAL	200,000.0000	100.000%	100.000%

3B. Revise: Diversification

Affirmative	200,000.0000	100.000%	100.000%
Against	.0000	.000%	.000%
Abstain	.0000	.000%	.000%
Broker Non-Vote	.0000	.000%	.000%
TOTAL	200,000.0000	100.000%	100.000%

26	Small Cap Opportunities Fund | Semiannual report

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

3C. Revise: Underwriting

Affirmative	200,000.0000	100.000%	100.000%
Against	.0000	.000%	.000%
Abstain	.0000	.000%	.000%
Broker Non-Vote	.0000	.000%	.000%
TOTAL	200,000.0000	100.000%	100.000%

3D. Revise: Real Estate

Affirmative	200,000.0000	100.000%	100.000%
Against	.0000	.000%	.000%
Abstain	.0000	.000%	.000%
Broker Non-Vote	.0000	000%	.000%
TOTAL	200,000.0000	100.000%	100.000%

3E. Revise: Loans

Affirmative	200,000.0000	100.000%	100.000%
Against	.0000	.000%	.000%
Abstain	.0000	.000%	.000%
Broker Non-Vote	.0000	.000%	.000%
TOTAL	200,000.0000	100.000%	100.000%

3F. Revise: Senior Securities

Affirmative	200,000.0000	100.000%	100.000%
Against	.0000	.000%	.000%
Abstain	.0000	.000%	.000%
Broker Non-Vote	.0000	.000%	.000%
TOTAL	200,000.0000	100.000%	100.000%

Proposal 4: Revision to merger approval requirements.

PROPOSAL 4 PASSED ON APRIL 16, 2009

4. Revision to merger approval requirements.

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	98,282,351.3830	67.825%	85.075%
Against	5,533,577.4118	3.819%	4.790%
Abstain	3,498,867.1982	2.415%	3.029%
Broker Non-Vote	8,208,606.0000	5.665%	7.106%
TOTAL	115,523,401.9930	79.724%	100.000%

Semiannual report | Small Cap Opportunities Fund	27

More information

Trustees	Investment adviser
Patti McGill Peterson, Chairperson	John Hancock Investment Management
James R. Boyle†	Services, LLC
James F. Carlin
William H. Cunningham	Subadviser
Deborah C. Jackson*	MFC Global Investment
Charles L. Ladner	Management (U.S.), LLC
Stanley Martin*
Dr. John A. Moore	Principal distributor
Steven R. Pruchansky††	John Hancock Funds, LLC
Gregory A. Russo
John G. Vrysen†	Custodian
State Street Bank and Trust Company
Officers
Keith F. Hartstein	Transfer agent
President and Chief Executive Officer	John Hancock Signature Services, Inc.

Andrew G. Arnott‡	Legal counsel
Chief Operating Officer	K&L Gates LLP

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Michael J. Leary
Treasurer

Charles A. Rizzo
Chief Financial Officer

*Member of the Audit Committee
††Member of the Audit Committee effective 9-1-09
†Non-Independent Trustee
‡Effective 9-1-09

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 9510	Mutual Fund Image Operations
	Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

28	Small Cap Opportunities Fund | Semiannual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Small Cap Opportunities Fund.	337SA 9/09
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	11/09

John Hancock

MUTUAL FUNDS

John Hancock
Disciplined Value Fund

Semiannual Report

9.30.09

A look at performance

For the period ended September 30, 2009

		Average annual returns (%)			Cumulative total returns (%)
		with maximum sales charge (POP)			with maximum sales charge (POP)

	Inception				Six				Since
Class	date	1-year	5-year	10-year	months	1-year	5-year	10-year	inception

A1	1-16-97	–8.53	2.54	4.78	31.17	–8.53	13.38	59.47	—

B1	1-16-97	–9.42	2.23	4.23	32.31	–9.42	11.65	51.26	—

C1	1-16-97	–5.66	2.53	4.23	36.48	–5.66	13.32	51.26	—

I1,2	1-2-97	–3.56	3.97	5.70	38.23	–3.56	21.52	74.16	—

I2[1,2]	1-2-97	–3.62	3.73	5.43	38.23	–3.62	20.10	69.73	—

R1[1,2]	1-16-97	–3.52	3.35	4.99	38.59	–3.52	17.90	62.81	—

R3[1,2]	1-16-97	–4.00	3.33	5.04	37.84	–4.00	17.79	63.46	—

R4[1,2]	1-16-97	–3.73	3.63	5.35	38.02	–3.73	19.54	68.40	—

R5[1,2]	1-16-97	–3.46	3.94	5.66	38.20	–3.46	21.33	73.48	—

ADV[1,2]	1-16-97	–3.86	3.33	5.02	37.97	–3.86	17.82	63.26	—

NAV[2]	5-29-09	—	—	—	—	—	—	—	19.06

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I, Class I2, Class R1, Class R3, Class R4, Class R5, Class ADV and Class NAV shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations for Class A, Class B, Class C, Class I, Class I2 and Class ADV are contractual at least until December 31, 2009. The waivers and expense limitations for Class R1, Class R3, Class R4 and Class R5 are contractual at least until July 31, 2010. The net expenses are as follows: Class A — 1.00%, Class B — 2.05%, Class C — 2.05%, Class I — 0.75%, Class I2 — 0.75%, Class ADV — 1.00%. Class R1 — 1.50%, Class R3 — 1.40%, Class R4 — 1.10%, and Class R5 — 0.80%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 1.64%, Class B — 2.50%, Class C — 2.50%, Class I — 1.09%, Class I2 – 1.20%, Class ADV —1.60%, Class R1 — 1.67%, Class R3 — 1.57%, Class R4 — 1.27% and Class R5 — 0.97%. For Class NAV, the net expenses equal the gross expenses and are 0.92%. The Fund’s expenses for the current fiscal year may be higher than the expenses listed above, for some of the following reasons: i) a significant decrease in average net assets may result in a higher advisory fee rate; ii) a significant decrease in average net assets may result in an increase in the expense ratio; and iii) the termination or expiration of expense cap reimbursements.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 On December 19, 2008, through a reorganization the Fund acquired all of the assets of the Robeco Boston Partners Large Cap Value Fund (the predecessor fund). The predecessor fund offered its Investor share class in exchange for Class A shares and its Institutional share class in exchange for Class I shares, which were first offered on January 16, 1997 and January 2, 1997, respectively. The predecessor fund’s Investor share class returns have been recalculated to reflect the gross fees and expenses of Class A shares. The predecessor fund’s Institutional share class returns have been recalculated to reflect the gross fees and expenses of Class I shares. Class A, B, C, ADV, I and I2 shares were first offered on December 22, 2008. The returns prior to this date are those of the Class A and I shares, respectively, that have been recalculated to apply the gross fees and expenses of the Fund’s respective share classes. Class R3, R4 and R5 shares were first offered on May 22, 2009 and Class R1 shares were first offered on July 13, 2009. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R1, R3, R4 and R5 shares, respectively.

2 For certain types of investors, as described in the Fund’s Class I, Class I2, Class R1, Class R3, Class R4, Class R5, Class ADV and Class NAV prospectuses.

6	Disciplined Value Fund | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Disciplined Value Fund Class A2 shares for the period indicated. For comparison, we’ve shown the same investment in two separate indexes.

		Without sales	With maximum
Class	Period beginning	charge	sales charge	Index 1	Index 2

B2,3	9-30-99	$15,126	$15,126	$12,916	$9,848

C2,3	9-30-99	15,126	15,126	12,916	9,848

I2,4	9-30-99	17,416	17,416	12,916	9,848

I2[2,4]	9-30-99	16,973	16,973	12,916	9,848

R1[2,4]	9-30-99	16,281	16,281	12,916	9,848

R3[2,4]	9-30-99	16,346	16,346	12,916	9,848

R4[2,4]	9-30-99	16,840	16,840	12,916	9,848

R5[2,4]	9-30-99	17,348	17,348	12,916	9,848

ADV[2,4]	9-30-99	16,326	16,326	12,916	9,848

NAV[4]	5-29-09	11,906	11,906	11,886	11,741

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I, Class I2, Class R1, Class R3, Class R4, Class R5, Class ADV and Class NAV shares, respectively, as of September 30, 2009. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Russell 1000 Value Index — Index 1 — is an unmanaged index containing those securities in the Russell 1000 Index with a less-than-average growth orientation.

Standard and Poor’s 500 Index — Index 2 — is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 On December 19, 2008, through a reorganization the Fund acquired all of the assets of the Robeco Boston Partners Large Cap Value Fund (the predecessor fund). The predecessor fund offered its Investor share class in exchange for Class A shares and its Institutional share class in exchange for Class I shares, which were first offered on January 16, 1997 and January 2, 1997, respectively. The predecessor fund’s Investor share class returns have been recalculated to reflect the gross fees and expenses of Class A shares. The predecessor fund’s Institutional share class returns have been recalculated to reflect the gross fees and expenses of Class I shares. Class A, B, C, ADV, I and I2 shares were first offered on December 22, 2008. The returns prior to this date are those of the Class A and I shares, respectively, that have been recalculated to apply the gross fees and expenses of the Fund’s respective share classes. Class R3, R4 and R5 shares were first offered on May 22, 2009 and Class R1 shares were first offered on July 13, 2009. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R1, R3, R4 and R5 shares, respectively.

3 No contingent deferred sales charge applicable.

4 For certain types of investors, as described in the Fund’s Class I, Class I2, Class R1, Class R3, Class R4, Class R5, Class ADV and Class NAV share prospectuses.

Semiannual report | Disciplined Value Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on April 1, 2009, with the same investment held until September 30, 2009.

	Account value	Ending value	Expenses paid during
	on 4-1-09	on 9-30-09	period ended 9-30-09[1]

Class A	$1,000.00	$1,380.70	$5.79

Class B	1,000.00	1,373.10	12.20

Class C	1,000.00	1,374.80	12.20

Class I	1,000.00	1,382.30	4.30

Class I2	1,000.00	1,382.30	4.12

Class ADV	1,000.00	1,379.70	5.67

For the classes noted below, the example assumes an account value of $1,000 on May 22, 2009, with the same investment held until September 30, 2009.

	Account value	Ending value	Expenses paid during
	on 5-22-09	on 9-30-09	period ended 9-30-09[2]

Class R3	$1,000.00	$1,213.80	$5.60

Class R4	1,000.00	1,214.90	4.41

Class R5	1,000.00	1,216.00	3.21

For the classes noted below, the example assumes an account value of $1,000 on May 29, 2009, with the same investment held until September 30, 2009.

	Account value	Ending value	Expenses paid during
	on 5-29-09	on 9-30-09	period ended 9-30-09[3]

Class NAV	$1,000.00	$1,190.60	$2.81

For the classes noted below, the example assumes an account value of $1,000 on July 10, 2009, with the same investment held until September 30, 2009.

	Account value	Ending value	Expenses paid during
	on 7-10-09	on 9-30-09	period ended 9-30-09[4]

Class R1	$1,000.00	$1,212.00	$3.77

8	Disciplined Value Fund | Semiannual report

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at September 30, 2009, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on April 1, 2009, with the same investment held until September 30, 2009. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 4-1-09	on 9-30-09	period ended 9-30-09[5]

Class A	$1,000.00	$1,020.20	$4.91

Class B	1,000.00	1,014.80	10.35

Class C	1,000.00	1,014.80	10.35

Class I	1,000.00	1,021.50	3.65

Class I2	1,000.00	1,021.60	3.50

Class R1	1,000.00	1,017.30	7.79

Class R3	1,000.00	1,018.00	7.08

Class R4	1,000.00	1,019.60	5.57

Class R5	1,000.00	1,021.10	4.05

Class ADV	1,000.00	1,020.30	4.81

Class NAV	1,000.00	1,021.30	3.80

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 0.97%, 2.05%, 2.05%, 0.72%, 0.69% and 0.95% for Class A, Class B, Class C, Class I, Class I2 and Class ADV shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Fund proxy expenses have been excluded from the examples shown above.

2 Expenses are equal to the Fund’s annualized expense ratio of 1.40%, 1.10% and 0.80% for Class R3, Class R4 and Class R5 shares, respectively, multiplied by the average account value over the period, multiplied by 132/365 (to reflect the one-half year period).

3 Expenses are equal to the Fund’s annualized expense ratio of 0.75% for Class NAV shares, respectively, multiplied by the average account value over the period, multiplied by 125/365 (to reflect the one-half year period).

4 Expenses are equal to the Fund’s annualized expense ratio of 1.48% for Class R1 shares, respectively, multiplied by the average account value over the period, multiplied by 80/365 (to reflect the one-half year period).

5 Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual report | Disciplined Value Fund	9

Portfolio summary

Top 10 Holdings[1]

JPMorgan Chase & Co.	4.2%	Wells Fargo & Co.	2.5%

Exxon Mobil Corp.	4.1%	Hewlett-Packard Co.	2.5%

Chevron Corp.	3.4%	Goldman Sachs Group, Inc.	2.1%

Johnson & Johnson	3.3%	Bank of America Corp.	2.1%

Berkshire Hathaway, Inc. (Class B)	2.6%	McKesson Corp.	2.1%

Sector Composition[2,3]

Financials	28%	Industrials	6%

Information Technology	14%	Utilities	3%

Energy	13%	Materials	3%

Health Care	11%	Telecommunication Services	2%

Consumer Discretionary	8%	Short-Term Investments & Other	5%

Consumer Staples	7%

1 As a percentage of net assets on September 30, 2009. Excludes cash and cash equivalents.

2 As a percentage of net assets on September 30, 2009.

3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

10	Disciplined Value Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 9-30-09 (unaudited)

	Shares	Value

Common stocks 94.96%		$250,467,695

(Cost $220,662,635)

Consumer Discretionary 7.75%		20,433,366

Diversified Consumer Services 0.54%

Apollo Group, Inc. (Class A) (I)	19,225	1,416,301

Media 3.89%

Comcast Corp. (Class A)	150,275	2,538,145

Liberty Media Corp. — Entertainment, Ser A (I)	94,693	2,945,899

Omnicom Group, Inc.	48,980	1,809,321

Time Warner, Inc.	103,400	2,975,852

Specialty Retail 3.32%

Abercrombie & Fitch Co. (Class A)	53,070	1,744,942

GameStop Corp. (Class A) (I)	83,835	2,219,112

Gap, Inc.	122,525	2,622,035

TJX Cos., Inc.	58,190	2,161,759

Consumer Staples 6.87%		18,119,979

Beverages 1.20%

Dr Pepper Snapple Group, Inc. (I)	110,060	3,164,225

Food & Staples Retailing 2.71%

CVS Caremark Corp.	112,985	4,038,084

Wal-Mart Stores, Inc.	63,440	3,114,270

Household Products 1.16%

Clorox Co.	51,910	3,053,346

Tobacco 1.80%

Philip Morris International, Inc.	97,457	4,750,054

Energy 12.85%		33,904,739

Oil, Gas & Consumable Fuels 12.85%

Canadian Natural Resources, Ltd.	20,235	1,359,590

Chevron Corp.	127,450	8,976,304

Devon Energy Corp.	43,960	2,959,827

EOG Resources, Inc.	41,105	3,432,679

Exxon Mobil Corp.	156,544	10,740,484

Noble Energy, Inc.	31,455	2,074,772

PetroHawk Energy Corp. (I)	29,845	722,547

Total SA, ADR	40,720	2,413,067

Ultra Petroleum Corp. (I)	25,030	1,225,469

See notes to financial statements

Semiannual report | Disciplined Value Fund	11

F I N A N C I A L  S T A T E M E N T S

	Shares	Value
Financials 28.51%		$75,197,110

Capital Markets 4.00%

Franklin Resources, Inc.	35,835	3,605,001

Goldman Sachs Group, Inc.	30,110	5,550,779

SEI Investments Co.	70,520	1,387,834

Commercial Banks 3.35%

BB&T Corp.	78,605	2,141,200

Wells Fargo & Co. (L)	237,905	6,704,163

Consumer Finance 2.69%

American Express Co.	80,331	2,723,221

Discover Financial Services	165,395	2,684,361

SLM Corp. (I)	194,670	1,697,522

Diversified Financial Services 6.32%

Bank of America Corp.	326,840	5,530,133

JPMorgan Chase & Co.	254,095	11,134,443

Insurance 9.55%

ACE, Ltd. (I)	68,889	3,682,806

Arch Capital Group, Ltd. (I)	31,995	2,160,942

Berkshire Hathaway, Inc. (Class B) (I)	2,042	6,785,566

Loews Corp.	80,475	2,756,269

Marsh & McLennan Cos., Inc.	102,365	2,531,486

Reinsurance Group of America, Inc.	56,115	2,502,729

Travelers Cos., Inc.	96,634	4,757,292

Real Estate Investment Trusts (REIT’s) 1.59%

Annaly Capital Management, Inc.	231,500	4,199,410

Real Estate Management & Development 1.01%

Brookfield Asset Management, Inc. (Class A)	117,215	2,661,953

Health Care 11.51%		30,355,310

Health Care Equipment & Supplies 1.11%

CareFusion Corp. (I)	22,717	495,231

Medtronic, Inc.	65,900	2,425,120

Health Care Providers & Services 5.06%

Cardinal Health, Inc.	45,435	1,217,658

DaVita, Inc. (I)	56,890	3,222,250

Lincare Holdings, Inc. (I)	42,575	1,330,469

McKesson Corp. (L)	92,595	5,514,032

Omnicare, Inc.	91,995	2,071,727

Pharmaceuticals 5.34%

Abbott Laboratories	26,630	1,317,386

Johnson & Johnson	140,501	8,555,106

Merck & Co., Inc. (L)	69,385	2,194,648

Schering-Plough Corp.	71,210	2,011,683

Industrials 6.43%		16,971,003

Aerospace & Defense 3.61%

Honeywell International, Inc.	95,530	3,548,940

Lockheed Martin Corp.	29,770	2,324,442

See notes to financial statements

12	Disciplined Value Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

	Shares	Value
Industrials (continued)

Aerospace & Defense (continued)

Precision Castparts Corp.	16,000	$1,629,920

United Technologies Corp.	33,275	2,027,446

Industrial Conglomerates 0.66%

Siemens AG, SADR	18,675	1,736,028

Professional Services 1.55%

Equifax, Inc.	119,410	3,479,607

Robert Half International, Inc.	24,745	619,120

Road & Rail 0.61%

Union Pacific Corp.	27,515	1,605,500

Information Technology 13.96%		36,814,229

Communications Equipment 1.49%

Harris Corp.	104,430	3,926,568

Computers & Peripherals 4.53%

EMC Corp. (I)	195,010	3,322,970

Hewlett-Packard Co.	139,758	6,597,975

International Business Machines Corp.	16,960	2,028,586

Internet Software & Services 1.27%

eBay, Inc. (I)	142,005	3,352,738

IT Services 1.55%

Hewitt Associates, Inc. (I)	56,105	2,043,905

Western Union Co.	107,670	2,037,116

Semiconductors & Semiconductor Equipment 1.17%

Analog Devices, Inc.	30,115	830,572

Taiwan Semiconductor Manufacturing Co., Ltd. SADR	132,962	1,457,264

Texas Instruments, Inc.	33,835	801,551

Software 3.95%

Electronic Arts, Inc. (I)	70,435	1,341,787

Microsoft Corp.	112,064	2,901,337

Oracle Corp.	237,490	4,949,292

Symantec Corp. (I)	74,230	1,222,568

Materials 2.62%		6,924,191

Chemicals 1.00%

Ashland, Inc.	35,965	1,554,407

Mosaic Co.	22,795	1,095,756

Metals & Mining 1.62%

Allegheny Technologies, Inc. (L)	50,765	1,776,267

Reliance Steel & Aluminum Co.	58,688	2,497,761

Telecommunication Services 1.61%		4,240,702

Diversified Telecommunication Services 0.84%

BCE, Inc.	89,260	2,202,044

Wireless Telecommunication Services 0.77%

Vodafone Group PLC, SADR	90,607	2,038,658

See notes to financial statements

Semiannual report | Disciplined Value Fund	13

F I N A N C I A L  S T A T E M E N T S

		Shares	Value
Utilities 2.85%			$7,507,066

Electric Utilities 2.05%

Allegheny Energy, Inc.		96,965	2,571,512

Edison International		84,580	2,840,196

Multi-Utilities 0.80%

PG&E Corp.		51,750	2,095,358

		Par value

Short-Term Investments 10.13%			$26,723,596

(Cost $26,723,387)

Repurchase Agreement 4.26%			11,245,000

Repurchase Agreement with State Street Corp. dated 9-30-09 at 0.01%
to be repurchased at $11,245,003 on 10-1-09, collateralized by
$11,235,000 U.S. Treasury Notes, 2.625% due 6-30-14 (valued at
$11,473,744, including interest)		$11,245,000	11,245,000

	Rate
Cash Equivalents 5.87%			15,478,596

John Hancock Collateral Investment Trust (T)(W)	0.2762% (Y)	1,546,313	15,478,596

Total investments (Cost $247,386,022)† 105.09%			$277,191,291

Other assets and liabilities, net (5.09%)			($13,435,173)

Total net assets 100.00%			$263,756,118

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

SADR Sponsored American Depositary Receipts

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of September 30, 2009.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of the Adviser.

(Y) The rate shown is the annualized seven-day yield as of September 30, 2009.

† At September 30, 2009, the aggregate cost of investment securities for federal income tax purposes was $247,925,310. Net unrealized appreciation aggregated $29,265,981, of which $30,713,890 related to appreciated investment securities and $1,447,909 related to depreciated investment securities.

See notes to financial statements

14	Disciplined Value Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 9-30-09 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes.

Assets

Investments in unaffiliated issuers, at value (Cost $231,907,635) including
$15,141,581 of securities loaned (Note 2)	$261,712,695
Investments in affiliated issuers, at value (Cost $15,478,387) (Note 2)	15,478,596

Total investments, at value (Cost $247,386,022)	277,191,291
Cash	184,084
Receivable for investments sold	585,146
Receivable for fund shares sold	1,232,320
Dividends and interest receivable	418,789
Receivable for securities lending income	603
Receivable from affiliates	1,454
Receivable due from adviser	35,817
Other receivables	39,879

Total assets	279,689,383

Liabilities

Payable for fund shares repurchased	169,732
Payable upon return of securities loaned (Note 2)	15,662,024
Distributions payable	29
Payable to affiliates
Accounting and legal services fees	437
Transfer agent fees	12,254
Other liabilities and accrued expenses	88,789
Total liabilities	15,933,265

Net assets

Capital paid-in	$245,181,159
Undistributed net investment income	1,031,718
Accumulated net realized loss on investments, investments and foreign
currency transactions	(12,262,121)
Net unrealized appreciation (depreciation) on investments and translation
of assets and liabilities in foreign currencies	29,805,362

Net assets	$263,756,118

See notes to financial statements

Semiannual report | Disciplined Value Fund	15

F I N A N C I A L S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding-the Fund has an unlimited number of shares authorized with no par value.
Class A ($54,781,231 ÷ 4,905,191 shares)	$11.17
Class B ($4,137,463 ÷ 382,470 shares)[1]	$10.82
Class C ($10,417,481 ÷ 963,004 shares)[1]	$10.82
Class I ($122,307,132 ÷ 11,196,209 shares)	$10.92
Class I2 ($30,964 ÷ 2,834 shares)	$10.92[2]
Class R1 ($308,502 ÷ 28,264 shares)	$10.92
Class R3 ($30,345 ÷ 2,784 shares)	$10.90
Class R4 ($30,378 ÷ 2,784 shares)	$10.91
Class R5 ($30,410 ÷ 2,784 shares)	$10.92
Class ADV ($30,903 ÷ 2,834 shares)	$10.90
Class NAV ($71,651,309 ÷ 6,555,032 shares)	$10.93

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[3]	$11.76

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 Net assets and shares outstanding have been rounded for presentation purposes. The net asset value is as reported on September 30, 2009.

3 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

16	Disciplined Value Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the period ended 9-30-09 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$1,461,023
Interest	1,653
Securities lending	603
Less foreign taxes withheld	(20,229)
Total investment income	1,443,050

Expenses

Investment management fees (Note 4)	530,425
Distribution and service fees (Note 4)	69,052
Transfer agent fees (Note 4)	48,494
Accounting and legal services fees (Note 4)	1,396
Trustees’ fees (Note 5)	2,619
State registration fees (Note 4)	16,198
Printing and postage fees (Note 4)	18,079
Professional fees	22,368
Custodian fees	4,421
Registration and filing fees	21,670
Proxy fees	14,241
Other	1,465

Total expenses	750,428
Less expense reductions (Note 4)	(141,153)

Net expenses	609,275

Net investment income	833,775

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	(1,378,924)
Investments in affiliated underlying funds	(258)
Foreign currency transactions	(358)
(1,379,540)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	43,812,712
Investments in affiliated underlying funds	209
Translation of assets and liabilities in foreign currencies	(27)
43,812,894
Net realized and unrealized gain	42,433,354
Increase in net assets from operations	$43,267,129

1 Semiannual period from 4-1-09 to 9-30-09.

See notes to financial statements

Semiannual report | Disciplined Value Fund	17

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last three periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Period	Period	Year
	ended	ended	ended
	9-30-09[1]	3-31-09[2]	8-31-08

Increase (decrease) in net assets

From operations
Net investment income	$833,775	$451,708	$818,465
Net realized loss	(1,379,540)	(7,427,836)	(2,964,116)
Change in net unrealized appreciation (depreciation)	43,812,894	(13,287,369)	(6,006,649)
Increase (decrease) in net assets resulting
from operations	43,267,129	(20,263,497)	(8,152,300)

Distributions to shareholders
From net investment income
Class A	—	(168,893)	(218,590)
Class I	—	(644,634)	(544,588)
From net realized gain
Class A	—	—	(2,023,945)
Class I	—	—	(3,923,967)
Total distributions	—	(813,527)	(6,711,090)

From Fund share transactions (Note 6)	177,216,313	4,171,334	8,272,036

Total increase (decrease)	220,483,442	(16,905,690)	(6,591,354)

Net assets

Beginning of period	43,272,676	60,178,366	66,769,720
End of period	$263,756,118	$43,272,676	$60,178,366

Undistributed net investment income	$1,031,718	$197,943	$559,507

1 Semiannual period from 4-1-09 to 9-30-09. Unaudited.

2 For the seven month period ended March 31, 2009. The Fund changed its fiscal year end from August 31 to March 31.

See notes to financial statements

18	Disciplined Value Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	9-30-09[1]	3-31-09[2,3]	8-31-08[4]	8-31-07[4]	8-31-06[4]	8-31-05[4]	8-31-04[4]

Per share operating performance

Net asset value, beginning
of period	$8.09	$12.32	$15.62	$14.77	$15.22	$12.86	$11.01
Net investment income[5]	0.05	0.08	0.15	0.15	0.13	0.08	0.05
Net realized and unrealized gain
(loss) on investments	3.03	(4.18)	(1.90)	2.07	1.57	2.36	1.88
Total from investment operations	3.08	(4.10)	(1.75)	2.22	1.70	2.44	1.93
Less distributions
From net investment income	—	(0.13)	(0.15)	(0.13)	(0.13)	(0.08)	(0.08)
From net realized gain	—	—	(1.40)	(1.24)	(2.02)	—	—
Total distributions	—	(0.13)	(1.55)	(1.37)	(2.15)	(0.08)	(0.08)
Net asset value, end of period	$11.17	$8.09	$12.32	$15.62	$14.77	$15.22	$12.86
Total return (%)[6,7]	38.07[8]	(33.33)[8]	(12.29)	15.45	12.14	19.04	17.53

Ratios and supplemental data

Net assets, end of period (in millions)	$55	$10	$16	$23	$21	$12	$8
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.43[9]	1.76[10]	1.39	1.32	1.46	1.61	1.47
Expenses net of fee waivers	1.00[9]	1.00[10]	1.00	1.00	1.11	1.25	1.25
Expenses net of fee waivers
and credits	1.00[9]	1.00[10]	1.00	1.00	1.11	1.25	1.25
Net investment income	1.06[10]	1.45[10]	1.10	0.95	0.87	0.53	0.43
Portfolio turnover (%)	34	52[11]	78	62	58	77	47

1 Semiannual period from 4-1-09 to 9-30-09. Unaudited.

2 For the seven month period ended March 31, 2009. The Fund changed its fiscal year end from August 31 to March 31.

3 After the close of business on December 19, 2008, holders of Investor Shares of the former Robeco Large Cap Value Fund (the Predecessor Fund) became owners of an equal number of full and fractional Class A shares of the John Hancock Disciplined Value Fund. These shares were first offered on December 22, 2008. Additionally, the accounting and performance history of the Investor Shares of the Predecessor Fund was redesignated as that of John Hancock Disciplined Value Fund Class A.

4 Audited by previous independent registered public accounting firm.

5 Based on the average daily shares outstanding.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Assumes dividend reinvestment.

8 Not annualized.

9 Annualized except the impact of proxy expenses which amounted to 0.01% of average net assets.

10 Annualized.

11 Portfolio turnover is shown for the period from September 1, 2008 to March 31, 2009.

See notes to financial statements

Semiannual report | Disciplined Value Fund	19

F I N A N C I A L S T A T E M E N T S

CLASS B SHARES Period ended	9-30-09[1]	3-31-09[2]

Per share operating performance

Net asset value, beginning of period	$7.88	$8.82
Net investment income[3]	—[4]	0.02
Net realized and unrealized gain (loss) on investments	2.94	(0.96)
Total from investment operations	2.94	(0.94)
Net asset value, end of period	$10.82	$7.88
Total return (%)[5]	37.31[6]	(10.66)[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$4	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.25[8]	4.24[8]
Expenses net of fee waivers	2.05[8]	2.07[8]
Expenses net of fee waivers and credits	2.05[8]	2.05[8]
Net investment income (loss)	(0.02)[8]	1.18[8]
Portfolio turnover (%)	34	52[9]

1 Semiannual period from 4-1-09 to 9-30-09. Unaudited.

2 Period from 12-22-08 (commencement of operations) to 3-31-09.

3 Based on the average daily shares outstanding.

4 Less than $0.01 per share.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Less than $500,000.

8 Annualized.

9 Portfolio turnover is shown for the period from September 1, 2008 to March 31, 2009.

CLASS C SHARES Period ended	9-30-09[1]	3-31-09[2]

Per share operating performance

Net asset value, beginning of period	$7.87	$8.82
Net investment income[3]	—[4]	0.02
Net realized and unrealized gain (loss) on investments	2.95	(0.97)
Total from investment operations	2.95	(0.95)
Net asset value, end of period	$10.82	$7.87
Total return (%)[5]	37.48[6]	(10.77)[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$10	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.17[8]	4.41[8]
Expenses net of fee waivers	2.05[8]	2.06[8]
Expenses net of fee waivers and credits	2.05[8]	2.05[8]
Net investment income (loss)	(0.03)[8]	1.26[8]
Portfolio turnover (%)	34	52[9]

1 Semiannual period from 4-1-09 to 9-30-09. Unaudited.

2 Period from 12-22-08 (commencement of operations) to 3-31-09.

3 Based on the average daily shares outstanding.

4 Less than $0.01 per share.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Less than $500,000.

8 Annualized.

9 Portfolio turnover is shown for the period from September 1, 2008 to March 31, 2009.

See notes to financial statements

20	Disciplined Value Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

CLASS I SHARES Period ended	9-30-09[1]	3-31-09[2,3]	8-31-08[4]	8-31-07[4]	8-31-06[4]	8-31-05[4]	8-31-04[4]

Per share operating performance

Net asset value, beginning
of period	$7.90	$12.08	$15.34	$14.53	$15.00	$12.67	$10.84
Net investment income[5]	0.06	0.09	0.18	0.20	0.16	0.11	0.09
Net realized and unrealized gain
(loss) on investments	2.96	(4.10)	(1.84)	2.02	1.55	2.33	1.84
Total from investment operations	3.02	(4.01)	(1.66)	2.22	1.71	2.44	1.93
Less distributions
From net investment income	—	(0.17)	(0.20)	(0.17)	(0.16)	(0.11)	(0.10)
From net realized gain	—	—	(1.40)	(1.24)	(2.02)	—	—
Total distributions	—	(0.17)	(1.60)	(1.41)	(2.18)	(0.11)	(0.10)
Net asset value, end of year	$10.92	$7.90	$12.08	$15.34	$14.53	$15.00	$12.67
Total return (%)[6,7]	38.23[8]	(33.33)[8]	(11.99)	15.70	12.43	19.30	17.87

Ratios and supplemental data

Net asset value, end of year
(in millions)	$122	$33	$44	$43	$36	$27	$42
Ratios (as a percentage of average
net assets):
Expenses before reductions	0.91[9]	1.37[10]	1.14	1.07	1.22	1.35	1.22
Expenses net of fee waivers	0.75[9]	0.75[10]	0.75	0.75	0.86	1.00	1.00
Expenses net of fee waivers
and credits	0.75[9]	0.75[10]	0.75	0.75	0.86	1.00	1.00
Net investment income	1.26[10]	1.72[10]	1.37	1.20	1.11	0.83	0.73
Portfolio turnover (%)	34	52[11]	78	62	58	77	47

1 Semiannual period from 4-1-09 to 9-30-09. Unaudited.

2 For the seven month period ended March 31, 2009. The Fund changed its fiscal year end from August 31 to March 31.

3 After the close of business on December 19, 2008, holders of Investor Shares of the former Robeco Large Cap Value Fund (the Predecessor Fund) became owners of an equal number of full and fractional Class I shares of the John Hancock Disciplined Value Fund. These shares were first offered on December 22, 2008. Additionally, the accounting and performance history of the Institutional Shares of the Predecessor Fund was redesignated as that of John Hancock Disciplined Value Fund Class I.

4 Audited by previous independent registered public accounting firm.

5 Based on the average daily shares outstanding.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Assumes dividend reinvestment.

8 Not annualized.

9 Annualized except the impact of proxy expenses which amounted to 0.01% of average net assets.

10 Annualized.

11 Portfolio turnover is shown for the period from September 1, 2008 to March 31, 2009.

See notes to financial statements

Semiannual report | Disciplined Value Fund	21

F I N A N C I A L S T A T E M E N T S

CLASS I2 SHARES Period ended	9-30-09[1]	3-31-09[2]

Per share operating performance

Net asset value, beginning of period	$7.90	$8.82
Net investment income[3]	0.05	0.05
Net realized and unrealized gain (loss) on investments	2.97	(0.97)
Total from investment operations	3.02	(0.92)
Net asset value, end of period	$10.92	$7.90
Total return (%)[4]	38.23[5]	(10.43)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	5.55[7]	5.08[8]
Expenses net of fee waivers	0.75[7]	0.75[8]
Expenses net of fee waivers and credits	0.75[7]	0.75[8]
Net investment income	1.27[8]	2.23[8]
Portfolio turnover (%)	34	52[9]

1 Semiannual period from 4-1-09 to 9-30-09. Unaudited.

2 Period from 12-22-08 (commencement of operations) to 3-31-09.

3 Based on the average daily shares outstanding.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Not annualized.

6 Less than $500,000.

7 Annualized except the impact of proxy expenses which amounted to 0.03% of average net assets.

8 Annualized.

9 Portfolio turnover is shown for the period from September 1, 2008 to March 31, 2009.

CLASS R1 SHARES Period ended	9-30-09[1]

Per share operating performance

Net asset value, beginning of year	$9.01
Net investment income[2]	0.01
Net realized and unrealized gain on investments	1.90
Total from investment operations	1.91
Net asset value, end of year	$10.92
Total return (%)[3]	21.20[4]

Ratios and supplemental data

Net assets, end of period (in millions)	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.28[6]
Expenses net of fee waivers	1.50[6]
Expenses net of fee waivers and credits	1.50[6]
Net investment income	0.60[6]
Portfolio turnover (%)	34

1 Period from 7-13-09 (commencement of operations) to 9-30-09. Unaudited.

2 Based on the average daily shares outstanding.

3 Total returns would have been lower had certain expenses not been reduced during the periods shown.

4 Not annualized.

5 Less than $500,000.

6 Annualized.

See notes to financial statements

22	Disciplined Value Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

CLASS R3 SHARES Period ended	9-30-09[1]

Per share operating performance

Net asset value, beginning of period	$8.98
Net investment income[2]	0.02
Net realized and unrealized gain on investments	1.90
Total from investment operations	1.92
Net asset value, end of period	$10.90
Total return (%)[3]	21.38[4]

Ratios and supplemental data

Net assets, end of period (in millions)	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	3.93[6]
Expenses net of fee waivers	1.40[6]
Expenses net of fee waivers and credits	1.40[6]
Net investment income	0.66[6]
Portfolio turnover (%)	34

1 Period from 5-22-09 (commencement of operations) to 9-30-09. Unaudited.

2 Based on the average daily shares outstanding.

3 Total returns would have been lower had certain expenses not been reduced during the periods shown.

4 Not annualized.

5 Less than $500,000.

6 Annualized.

CLASS R4 SHARES Period ended	9-30-09[1]

Per share operating performance

Net asset value, beginning of period	$8.98
Net investment income[2]	0.03
Net realized and unrealized gain on investments	1.90
Total from investment operations	1.93
Net asset value, end of period	$10.91
Total return (%)[3]	21.49[4]

Ratios and supplemental data

Net assets, end of period (in millions)	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	3.69[6]
Expenses net of fee waivers	1.10[6]
Expenses net of fee waivers and credits	1.10[6]
Net investment loss	0.97[6]
Portfolio turnover (%)	34

1 Period from 5-22-09 (commencement of operations) to 9-30-09. Unaudited.

2 Based on the average daily shares outstanding.

3 Total returns would have been lower had certain expenses not been reduced during the periods shown.

4 Not annualized.

5 Less than $500,000.

6 Annualized.

See notes to financial statements

Semiannual report | Disciplined Value Fund	23

F I N A N C I A L  S T A T E M E N T S

CLASS R5 SHARES Period ended	9-30-09[1]

Per share operating performance

Net asset value, beginning of period	$8.98
Net investment income[2]	0.05
Net realized and unrealized gain on investments	1.89
Total from investment operations	1.94
Net asset value, end of period	$10.92
Total return (%)[3]	21.60[4]

Ratios and supplemental data

Net assets, end of period (in millions)	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	3.44[6]
Expenses net of fee waivers	0.80[6]
Expenses net of fee waivers and credits	0.80[6]
Net investment income	1.27[6]
Portfolio turnover (%)	34

1 Period from 5-22-09 (commencement of operations) to 9-30-09. Unaudited.

2 Based on the average daily shares outstanding.

3 Total returns would have been lower had certain expenses not been reduced during the periods shown.

4 Not annualized.

5 Less than $500,000.

6 Annualized.

CLASS ADV SHARES Period ended	9-30-09[1]	3-31-09[2]

Per share operating performance

Net asset value, beginning of period	$7.90	$8.82
Net investment income[3]	0.05	0.04
Net realized and unrealized gain (loss) on investments	2.95	(0.96)
Total from investment operations	3.00	(0.92)
Net asset value, end of period	$10.90	$7.90
Total return (%)[4]	37.97[5]	(10.43)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.59[7]	3.21[8]
Expenses net of fee waivers	1.00[7]	1.00[8]
Expenses net of fee waivers and credits	1.00[7]	1.00[8]
Net investment income	1.01[8]	1.96[8]
Portfolio turnover (%)	34	52[9]

1 Semiannual period from 4-1-09 to 9-30-09. Unaudited.

2 Period from 12-22-08 (commencement of operations) to 3-31-09.

3 Based on the average daily shares outstanding.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Not annualized.

6 Less than $500,000.

7 Annualized except the impact of proxy expenses which amounted to 0.03% of average net assets.

8 Annualized.

9 Portfolio turnover is shown for the period from September 1, 2008 to March 31, 2009.

See notes to financial statements

24	Disciplined Value Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

CLASS NAV SHARES Period ended	9-30-09[1]

Per share operating performance

Net asset value, beginning of period	$9.18
Net investment income[2]	0.05
Net realized and unrealized gain on investments	1.70
Total from investment operations	1.75
Net asset value, end of period	$10.93
Total return (%)[3]	19.06[4]

Ratios and supplemental data

Net assets, end of period (in millions)	$72
Ratios (as a percentage of average net assets):
Expenses before reductions	0.82[5]
Expenses net of fee waivers	0.75[5]
Expenses net of fee waivers and credits	0.75[5]
Net investment income	1.35[5]
Portfolio turnover (%)	34

1 Period from 5-29-09 (commencement of operations) to 9-30-09. Unaudited.

2 Based on the average daily shares outstanding.

3 Total returns would have been lower had certain expenses not been reduced during the periods shown.

4 Not annualized.

5 Annualized.

See notes to financial statements

Semiannual report | Disciplined Value Fund	25

Notes to financial statements (unaudited)

Note 1
Organization

John Hancock Disciplined Value Fund (the Fund) is a diversified series of John Hancock Funds III (the Trust). The Trust was established as a Massachusetts business trust on June 9, 2005. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end investment management company. The investment objective of the Fund is to seek to provide long-term growth of capital primarily through investment in equity securities. Current income is a second objective.

John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Trust. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

The Fund is the accounting and performance successor to the Robeco Boston Partners Large Cap Value Fund (the Predecessor Fund). On December 19, 2008, the Fund acquired substantially all the assets and assumed the liabilities of the Predecessor Fund pursuant to an agreement and plan of reorganization, in exchange for Class A and Class I shares of the Fund.

The Board of Trustees has authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C, Class I, Class I2, Class R1, Class R3, Class R4, Class R5, Class ADV and Class NAV shares. Class R1 commenced operations on July 10, 2009. Class R3, Class R4 and Class R5 commenced operations on May 22, 2009. Class NAV commenced operations on May 29, 2009. Class A, Class B and Class C shares are open to all retail investors. Class I shares are offered without any sales charge to various institutional and certain individual investors. Class R1, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans. Class I2 and Class ADV shares are closed for new investors. Class NAV shares are sold to affiliated funds of funds, within the John Hancock funds’ complex. The shares of each class represent an interest in the same portfolio of investments of the Fund, and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Board of Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bear distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

The Adviser and affiliates owned 100% of Class I2, Class R1, Class R3, Class R4, Class R5 and Class ADV shares, respectively, of the Fund on September 30, 2009.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, November 23, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation

Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange

26	Disciplined Value Fund | Semiannual report

(domestic or foreign) on which they trade. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on broker quotes or fair valued as described below. Certain short-term debt instruments are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliated registered investment company managed by Manulife Global Investment Management (U.S.), LLC, a subsidiary of MFC, is valued at its net asset value each business day. JHCIT is a floating rate fund investing in money market instruments.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Fair value measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

Level 1 — Exchange traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities, certain foreign equities, warrants, rights, options and futures.

Level 2 — Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed income securities. Also, over-the-counter derivative contracts, including swaps, foreign forward currency contracts, and certain options use these techniques.

Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may not only use observable or unobservable inputs but may also include the use of the brokers’ own judgments about the assumptions that market participants would use.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Semiannual report | Disciplined Value Fund	27

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2009, by major security category or security type.

INVESTMENTS IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Consumer Discretionary	$20,433,366	—	—	$20,433,366
Consumer Staples	18,119,979	—	—	18,119,979
Energy	33,904,739	—	—	33,904,739
Financials	75,197,110	—	—	75,197,110
Health Care	30,355,310	—	—	30,355,310
Industrials	16,971,003	—	—	16,971,003
Information Technology	36,814,229	—	—	36,814,229
Materials	6,924,191	—	—	6,924,191
Telecommunication	4,240,702	—	—	4,240,702
Services
Utilities	7,507,066	—	—	7,507,066
Short Term Investments	15,478,596	$11,245,000	—	26,723,596

Total Investments in	$265,946,291	$11,245,000	—	$277,191,291
Securities

Repurchase agreements

The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser.

Security transactions and related
investment income

Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Foreign dividends are recorded on the ex-date or when the Fund becomes aware of the dividends from cash collections. Debt obligations may be placed in a nonaccrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. The Fund uses identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends associated with securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount no less than the market value of the loaned securities.

The market value of the loaned securities is determined at the close of business of the Fund. Any additional required cash collateral is delivered to the Fund or excess collateral is returned to the borrower on the next business day. Cash collateral received is invested in JHCIT. JHCIT is not a stable value fund and thus the Fund receives the benefit of any gains and bears any losses generated by JHCIT.

The Fund may receive compensation for lending their securities either in the form of

28	Disciplined Value Fund | Semiannual report

fees, and/or by retaining a portion of interest on the investment of any cash received as collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund bears the risk in the event that invested collateral is not sufficient to meet obligations due on loans.

Foreign currency translation

The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

Expenses

The majority of expenses are directly identifiable to an individual fund. Trust expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage fees for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Line of credit

The Fund and other affiliated funds have entered into an agreement which enables it to participate in a $150 million unsecured committed line of credit with its custodian. The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.08% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit, is charged to each participating fund on a prorated basis based on average net assets. For the period ended September 30, 2009, there were no borrowings under the line of credit by the Fund.

Pursuant to the custodian agreement, the custodian may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian has a lien, security interest or security entitlement in any Fund property, that is not segregated, to the maximum extent permitted by law to the extent of any overdraft.

Semiannual report | Disciplined Value Fund	29

Federal income taxes

The Fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has $4,775,449 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, it will reduce the amount of capital gain distribution to be paid. The loss carryforward of $4,775,449 expires on March 31, 2017.

Net capital losses of $5,567,844 that are attributable to security transactions incurred after October 31, 2008, are treated as arising on April 1, 2009, the first day of the Fund’s next taxable year.

As of September 30, 2009, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended March 31, 2009 remains subject to examination by the Internal Revenue Service.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund generally declares and pays dividends and capital gain distributions, if any, annually. During the year ended August 31, 2008, the tax character of distributions paid was as follows: ordinary income $1,776,074 and long-term capital gain $4,935,016. During the period ended March 31, 2009, the tax character of distributions paid was $813,527 of ordinary income. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Note 3
Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Note 4
Investment advisory and other agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser. The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment of the assets of the Fund, subject to the supervision of the Trust’s Board of Trustees. As compensation for its services, the Adviser receives an advisory fee from the Trust. Under the Advisory Agreement, the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.75% of the first $500,000,000 of the Fund’s aggregated daily net assets; (b) 0.725% of the next $500,000,000 of the Fund’s aggregated daily net assets; (c) 0.70% of the next $500,000,000 of the Fund’s aggregated daily net assets; and (d) 0.675% of the Fund’s aggregated daily net assets in excess of $1,500,000.000. The Adviser has a sub-advisory agreement with Robeco Investment Management, Inc. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the period ended September 30, 2009, were equivalent to an annual effective rate of 0.75% of the Fund’s average daily net assets.

30	Disciplined Value Fund | Semiannual report

The Adviser has agreed to reimburse or limit certain expenses for each share class. This agreement excludes taxes, portfolio brokerage commissions, interest and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business and shareholder service fees. The Advisor had contractually agreed to reimburse and limit these expenses such that these expenses will not exceed 1.00% for Class A shares, 2.05% for Class B, 2.05% for Class C, 0.75% for Class I, 0.75% for Class I2 shares, 1.50% for Class R1, 1.40% for Class R3, 1.10% for Class R4, 0.80% for Class R5 and 1.00% for Class ADV. In addition, the Advisor voluntarily agreed to reimburse and limit such that these expenses will not exceed 0.75% for Class NAV. There is no guarantee this reimbursement will continue in the future. Accordingly, the expense reductions or reimbursements related to these agreements were $60,524, $1,910, $2,809, $61,937, $655, $444, $252, $257, $262, $211 and $11,892 for Class A, Class B, Class C, Class I, Class I2, Class R1, Class R3, Class R4, Class R5, Class ADV and Class NAV shares, respectively. The expense reimbursements and limits will continue in effect for Classes A, B, C, I, I2, and ADV until December 31, 2009, and for Classes R1, R3, R4 and R5 until July 31, 2010, and thereafter until terminated by the Advisor on notice to the Trust.

Pursuant to the Advisory Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative share of net assets of each class at the time the expense was incurred. The accounting and legal service fees for the period ended September 30, 2009, had an effective rate of 0.001% of the Fund’s daily net assets.

The Trust has a Distribution Agreement with the Distributor. The Fund has adopted Distribution Plans with respect to Class A, Class B, Class C, Class R1, Class R3, Class R4, Class R5 and Class ADV pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes daily payments to the Distributor at an annual rate not to exceed 0.25%, 1.00%, 1.00%, 0.50%, 0.50%, 0.25%, 0.25% and 0.25% of average daily net asset value of Class A, Class B, Class C, Class R1, Class R3, Class R4, and Class ADV, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

In addition, the Fund has also adopted a Service Plan for Class R1, R3, R4 and R5 shares. Under the Service Plan, the Fund may pay up to 0.25% of Class R1, 0.15% of Class R3, 0.10% of Class R4 and 0.05% of Class R5 average daily net asset value for certain other services. There were no service plan fees incurred for the period ended September 30, 2009.

Class A shares are assessed up-front sales charges. During the period ended September 30, 2009, the Distributor received net up-front sales charges of $71,360 with regard to sales of Class A shares. Of this amount, $11,693 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $59,259 was paid as sales commissions to unrelated broker-dealers and $408 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. Signator Investors is an affiliate of the Adviser.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time

Semiannual report | Disciplined Value Fund	31

of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to the Distributor and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended September 30, 2009, CDSCs received by the Distributor amounted to $1,249 for Class B shares and $210 for Class C shares. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of MFC. The transfer agent fees are made up of three components:

• The Fund pays a monthly transfer agent fee at an annual rate of 0.05% for Classes A, B, C, R1, R3, R4, R5 and ADV, and 0.04% for Class I and I2, respectively, based on each class’s average daily net assets.

• The Fund pays Signature Services a monthly fee which is based on an annual rate of $16.50 per shareholder accounts for all classes except Class ADV and NAV.

• In addition, Signature Services is reimbursed for certain out-of-pocket expenses.

The Fund receives earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the period ended September 30, 2009, the Fund did not have any earning credits.

Class level expenses for the period ended September 30, 2009 were as follows:

	Distribution and	Transfer	State	Printing and
Share class	service fees	agent fees	registration fees	postage fees

Class A	$35,995	$29,481	$7,503	$8,783
Class B	9,752	3,877	183	2
Class C	22,780	7,734	183	2
Class I	—	6,723	7,503	8,783
Class I2	—	452	183	2
Class R1	416	193	82	127
Class R3	50	8	126	126
Class R4	25	8	126	126
Class R5	—	9	126	126
Class ADV	34	9	183	2
Total	$69,052	$48,494	$16,198	$18,079

Note 5
 Trustees’ fees

The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

32	Disciplined Value Fund | Semiannual report

Note 6
Fund share transactions

This listing illustrates the number of Fund shares sold, issued in reorganization, reinvested and repurchased during the periods ended September 30, 2009 and March 31, 2009, and the year ended August 31, 2008 along with the corresponding dollar value.

	Period ended 9-30-09		Period ended 3-31-09[1]		Year ended 8-31-08[2]

	Shares	Amount	Shares	Amount	Shares	Amount
Class A shares[3]

Sold	2,354,148	$23,769,687	330,420	$2,798,246	250,969	$3,399,406
Issued in
reorganization	1,765,491	16,252,306	—	—	—	—
Distributions
reinvested	—	—	19,032	166,152	159,777	2,217,706

Repurchased	(421,828)	(4,382,397)	(477,385)	(4,091,371)	(588,180)	(7,964,141)
Net increase
(decrease)	3,697,811	$35,639,596	(127,933)	($1,126,973)	(177,434)	($2,347,029)

Class B shares[3]

Sold	74,526	$699,659	29,412	$234,647	—	—
Issued in
reorganization	301,474	2,694,363	—	—	—	—

Repurchased	(22,876)	(230,432)	(66)	(503)	—	—
Net increase	353,124	$3,163,590	29,346	$234,144	—	—

Class C shares[3]

Sold	179,004	$1,787,322	62,451	$481,334	—	—
Issued in
reorganization	785,159	7,017,238	—	—	—	—
Repurchased	(63,025)	(645,859)	(585)	(4,606)	—	—
Net increase	901,138	$8,158,701	61,866	$476,728	—	—

Class I shares[3]

Sold	9,578,669	$90,265,462	937,244	$8,098,981	987,970	$13,317,116
Issued in
reorganization	554,639	4,991,870	—	—	—	—
Distributions
reinvested	—	—	75,350	641,985	327,378	4,445,798

Repurchased	(3,080,548)	(29,145,015)	(489,846)	(4,203,531)	(507,442)	(7,143,849)
Net increase	7,052,760	$66,112,317	522,748	$4,537,435	807,906	$10,619,065

Class I2 shares[3]

Sold	—	—	2,834	$25,000	—	—
Net increase	—	—	2,834	$25,000	—	—

Class R1 shares[4]

Sold	14,241	$147,418	—	—	—	—
Issued in
reorganization	14,527	130,825	—	—	—	—
Repurchased	(504)	(5,283)	—	—	—	—
Net increase	28,264	$272,960	—	—	—	—

Class R3 shares[5]

Sold	2,784	$25,000	—	—	—	—
Net increase	2,784	$25,000	—	—	—	—

Semiannual report | Disciplined Value Fund	33

	Period ended 9-30-09		Period ended 3-31-09[1]		Year ended 8-31-08[2]

	Shares	Amount	Shares	Amount	Shares	Amount
Class R4 shares[5]

Sold	2,784	$25,000	—	—	—	—
Net increase	2,784	$25,000	—	—	—	—
Class R5 shares[5]

Sold	2,784	$25,000	—	—	—	—
Net increase	2,784	$25,000	—	—	—	—
Class ADV shares[3]

Sold	—	—	2,834	$25,000	—	—
Net increase	—	—	2,834	$25,000	—	—
Class NAV shares[6]

Sold	6,567,033	$63,906,219	—	—	—	—

Repurchased	(12,001)	(112,070)	—	—	—	—

Net increase	6,555,032	$63,794,149	—	—	—	—
Net increase	18,596,481	$177,216,313	491,695	$4,171,334	630,472	$8,272,036

1 For the seven month period ended March 31, 2009. The Fund changed its fiscal year end from August 31 to March 31.

2 Audited by previous Independent Registered Public Accounting Firm.

3 Semiannual period from 4-1-09 to 9-30-09. Unaudited.

4 Period from 7-10-09 (commencement of operations) to 9-30-09. Unaudited.

5 Period from 5-22-09 (commencement of operations) to 9-30-09. Unaudited.

6 Period from 5-29-09 (commencement of operations) to 9-30-09. Unaudited.

Note 7
Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended September 30, 2009, aggregated $229,926,361 and $46,210,989, respectively.

Note 8
Reorganization

On December 22, 2008, the Fund acquired substantially all the assets and liabilities of the Predecessor Fund in exchange for the Class A and Class I shares of the Fund. The acquisition was accounted for as a tax-free exchange of 1,334,479 Class A shares and 3,956,288 Class I shares of the Fund for the net assets of the Predecessor Fund, which amounted to $46,954,756, including $11,298,317 of unrealized depreciation, after the close of business on December 19, 2008. Accounting and performance history of the Investor Shares and Institutional Shares of the Predecessor Fund were redesignated as that of the Class A and Class I of the Fund, respectively.

On July 10, 2009, the Fund acquired substantially all of the assets and assumed all of the liabilities of the John Hancock Classic Value II Fund (Classic Value II Fund) pursuant to the plan of reorganization approved by the Board of Trustees of the Fund on March 10, 2009 and by the shareholders at a Special Meeting of the Funds on July 1, 2009. The transactions were accounted as tax-free organizations for federal tax purposes.

As a result of the reorganization, Class A, Class B, Class C, Class I and Class R1 of the Fund exchanged 1,765,491, 301,474, 785,159, 554,639 and 14,527 shares respectively, for the net assets of the Classic Value II Fund, which amounted to $31,086,602, including $2,067,505 of unrealized depreciation after the close of business on July 9, 2009.

34	Disciplined Value Fund | Semiannual report

Board Consideration of Investment
Advisory Agreement and Subadvisory
Agreement: John Hancock Disciplined
Value Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Funds III (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), to meet in person to review and consider the initial approval of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Investment Management Services, LLC (the Adviser) and (ii) the investment sub-advisory agreement (the Subadvisory Agreement) with Robeco Investment Management, Inc. (the Subadviser) for the John Hancock Disciplined Value Fund (the Fund). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements.

At meetings held on September 8–9, 2008, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the approval of the Advisory Agreements. During such meetings, the Board’s Contracts/ Operations Committee, Audit and Compliance Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee, Audit and Compliance Committee and its Independent Trustees, reviewed a broad range of information requested for this purpose. This information included:

(i) advisory and other fees incurred by, and the expense ratios of, a group of comparable funds selected by the Adviser and the proposed fee and estimated expense ratio of the Fund;

(ii) historical performance information of a similar fund managed by the Subadviser that was proposed for adoption into the Fund;

(iii) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics;

(iv) the responsibilities of the Adviser’s and Subadviser’s compliance department, and a report from the Fund’s Chief Compliance Officer (CCO) regarding the CCO Office’s review of the Subadviser’s compliance program;

(v) the background and experience of senior management and investment professionals, and

(vi) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser, Subadviser, and an in-person presentation from representatives of the Subadviser that would be responsible for the daily investment activities of the Fund. The Board considered the Adviser’s oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and

Semiannual report | Disciplined Value Fund	35

other non-advisory services to be provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services to be provided to the Fund by the Adviser and Subadviser supported approval of the Advisory Agreements.

Investment advisory fee and subadvisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information presented by the Adviser comparing the Advisory Agreement Rate with the average and median fee paid by similar funds. The Board noted that the Advisory Agreement Rate was consistent with the average and median advisory fee rate for similar funds. The Board concluded that the Advisory Agreement Rate was not unreasonable.

The Board also obtained information about the investment sub-advisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment sub-advisory services. The Board concluded that the Subadvisory Agreement Rate was not unreasonable.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates and the Subadviser, as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser and Subadviser with the Fund and benefits potentially derived from an increase in business of the Adviser and Subadviser as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Factors not considered relevant at this time

In light of the fact that the Fund had not yet commenced normal operations, the Trustees noted that certain factors, such as investment performance, economies of scale and profitability, that will be relevant when the Trustees consider continuing the Advisory Agreements, were not germane to the initial approval.

Other factors and broader review

The Board regularly reviews and assesses the quality of the services that the Fund will receive throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the Advisory Agreements.

36	Disciplined Value Fund | Semiannual report

Special Shareholder Meeting (Unaudited)

On April 16, 2009, a Special Meeting of the Shareholders of John Hancock Funds III and its series, John Hancock Disciplined Value Fund, was held at 601 Congress Street, Boston, Massachusetts for the purpose of considering and voting on:

Proposal 1: Election of eleven Trustees as members of the Board of Trustees of John Hancock Funds III (the “Trust”).

PROPOSAL 1 PASSED FOR ALL TRUSTEES ON APRIL 16, 2009.

1. Election of eleven Trustees as members of the Board of Trustees of the Trust:

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

James R. Boyle
Affirmative	112,408,616.1493	77.575%	97.304%
Withhold	3,114,326.8437	2.149%	2.696%
TOTAL	115,522,942.9930	79.724%	100.000%

John G. Vrysen
Affirmative	112,480,199.9587	77.624%	97.366%
Withhold	3,042,743.0343	2.100%	2.634%
TOTAL	115,522,942.9930	79.724%	100.000%

James F. Carlin
Affirmative	112,259,975.1628	77.472%	97.175%
Withhold	3,262,967.8302	2.252%	2.825%
TOTAL	115,522,942.9930	79.724%	100.000%

William H. Cunningham
Affirmative	112,253,704.1408	77.468%	97.170%
Withhold	3,269,238.8522	2.256%	2.830%
TOTAL	115,522,942.9930	79.724%	100.000%

Deborah Jackson
Affirmative	112,395,713.3428	77.566%	97.293%
Withhold	3,127,229.6502	2.158%	2.707%
TOTAL	115,522,942.9930	79.724%	100.000%

Charles L. Ladner
Affirmative	112,091,109.2301	77.356%	97.029%
Withhold	3,431,833.7629	2.368%	2.971%
TOTAL	115,522,942.9930	79.724%	100.000%

Stanley Martin
Affirmative	112,267,136.7746	77.477%	97.182%
Withhold	3,255,806.2184	2.247%	2.818%
TOTAL	115,522,942.9930	79.724%	100.000%

Patti McGill Peterson
Affirmative	112,416,470.1337	77.580%	97.311%
Withhold	3,106,472.8593	2.144%	2.689%
TOTAL	115,522,942.9930	79.724%	100.000%

Semiannual report | Disciplined Value Fund	37

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

John A. Moore
Affirmative	112,283,693.9656	77.489%	97.196%
Withhold	3,239,249.0274	2.235%	2.804%
TOTAL	115,522,942.9930	79.724%	100.000%

Steven R. Pruchansky
Affirmative	112,266,792.4295	77.477%	97.181%
Withhold	3,256,150.5635	2.247%	2.819%
TOTAL	115,522,942.9930	79.724%	100.000%

Gregory A. Russo
Affirmative	112,438,449.5932	77.595%	97.330%
Withhold	3,084,493.3998	2.129%	2.670%
TOTAL	115,522,942.9930	79.724%	100.000%

On May 5, 2009, an adjourned session of a Special Meeting of the Shareholders of John Hancock Disciplined Value Fund held at 601 Congress Street, Boston, Massachusetts for the purpose of considering and voting on:

Proposal 2: Approval of amendments to the Advisory Agreement between John Hancock Funds III and John Hancock Investment Management Services, LLC.

PROPOSAL 2 PASSED ON MAY 5, 2009.

2. Approval of a new form of Advisory Agreement between the Trust and John Hancock Investment Management Services, LLC.

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	1,817,001.6210	34.129%	67.484%
Against	91,485.0000	1.718%	3.398%
Abstain	154,473.9590	2.901%	5.737%
Broker Non-Vote	629,515.0000	11.824%	23.381%
TOTAL	2,692,475.5800	50.572%	100.000%

Proposal 3: Approval of the following changes to fundamental investment restrictions:

PROPOSALS 3A-3F PASSED ON MAY 5, 2009.

3. Approval of the following changes to the Fund’s fundamental investment restrictions:

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

3A. Revise: Concentration

Affirmative	1,807,258.6210	33.945%	67.122%
Against	118,927.0000	2.234%	4.417%
Abstain	136,772.9590	2.569%	5.080%
Broker Non-Vote	629,517.0000	11.824%	23.381%
TOTAL	2,692,475.5800	50.572%	100.000%

38	Disciplined Value Fund | Semiannual report

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

3B. Revise: Diversification

Affirmative	1,807,534.6210	33.950%	67.132%
Against	118,651.0000	2.229%	4.407%
Abstain	136,772.9590	2.569%	5.080%
Broker Non-Vote	629,517.0000	11.824%	23.381%
TOTAL	2,692,475.5800	50.572%	100.000%

3C. Revise: Underwriting

Affirmative	1,812,120.6210	34.037%	67.303%
Against	114,065.0000	2.142%	4.236%
Abstain	136,772.9590	2.569%	5.080%
Broker Non-Vote	629,517.0000	11.824%	23.381%
TOTAL	2,692,475.5800	50.572%	100.000%

3D. Revise: Real Estate

Affirmative	1,812,396.6210	34.042%	67.313%
Against	113,789.0000	2.137%	4.226%
Abstain	136,772.9590	2.569%	5.080%
Broker Non-Vote	629,517.0000	11.824%	23.381%
TOTAL	2,692,475.5800	50.572%	100.000%

3E. Revise: Loans

Affirmative	1,813,833.6210	34.069%	67.367%
Against	115,163.0000	2.163%	4.277%
Abstain	133,962.9590	2.516%	4.975%
Broker Non-Vote	29,516.0000	11.824%	23.381%
TOTAL	2,692,475.5800	50.572%	100.000%

3F. Revise: Senior Securities

Affirmative	1,812,120.6210	34.037%	67.303%
Against	114,065.0000	2.142%	4.236%
Abstain	136,772.9590	2.569%	5.080%
Broker Non-Vote	629,517.0000	11.824%	23.381%
TOTAL	2,692,475.5800	50.572%	100.000

Proposal 4: Revision to merger approval requirements.

PROPOSAL 4 PASSED ON APRIL 16, 2009

4. Revision to merger approval requirements.

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	98,282,351.3830	67.825%	85.075%
Against	5,533,577.4118	3.819%	4.790%
Abstain	3,498,867.1982	2.415%	3.029%
Broker Non-Vote	8,208,606.0000	5.665%	7.106%
TOTAL	115,523,401.9930	79.724%	100.000%

Semiannual report | Disciplined Value Fund	39

More information

Trustees	Investment adviser
Patti McGill Peterson, Chairperson	John Hancock Investment Management
James R. Boyle†	Services, LLC
James F. Carlin
William H. Cunningham	Subadviser
Deborah C. Jackson*	Robeco Investment Management, Inc.
Charles L. Ladner
Stanley Martin*	Principal distributor
Dr. John A. Moore	John Hancock Funds, LLC
Steven R. Pruchansky††
Gregory A. Russo	Custodian
John G. Vrysen†	State Street Bank and Trust Company

Officers	Transfer agent
Keith F. Hartstein	John Hancock Signature Services, Inc.
President and Chief Executive Officer
Legal counsel
Andrew G. Arnott‡	K&L Gates LLP
Chief Operating Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Michael J. Leary
Treasurer

Charles A. Rizzo
Chief Financial Officer

  *Member of the Audit Committee
††Member of the Audit Committee effective 9-1-09
  †Non-Independent Trustee
  ‡Effective 9-1-09

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 9510	Mutual Fund Image Operations
	Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

40	Disciplined Value Fund | Semiannual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds. com

Now available:electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Disciplined Value Fund.	340SA 9/09
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	11/09

John Hancock

MUTUAL FUNDS

John Hancock
Core High Yield Fund

Semiannual Report
9.30.09

A look at performance

For the period ended September 30, 2009

		Average annual returns (%)				Cumulative total returns (%)					SEC 30-	SEC 30-
		with maximum sales charge (POP)				with maximum sales charge (POP)					day yield	day yield
											(%) as of	(%) as of
					Since					Since	9-30-09	9-30-09
	Inception				incep-	Six				incep-	(subsi-	(unsubsi-
Class	date	1-year	5-year	10-year	tion	months	1-year	5-year 10-year		tion	dized)	dized)[2]

A	4-30-09	—	—	—	—	—	—	—	—	11.83	9.25	8.83

I1	4-30-09	—	—	—	—	—	—	—	—	17.22	9.53	5.27

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 4.5%. Sales charge is not applicable for Class I shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until July 31, 2010. The net expenses are as follows: Class A — 1.25% and Class I — 0.85%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 3.06% and Class I — 2.61%. The Fund’s expenses for the current fiscal year may be higher than the expenses listed above, for some of the following reasons: i) a significant decrease in average net assets may result in a higher advisory fee rate; ii) a significant decrease in average net assets may result in an increase in the expense ratio; and iii) the termination or expiration of expense cap reimbursements.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors, as described in the Fund’s Class I prospectus.

2 Unsubsidized yields reflect what the yield would have been without the effect of reimbursements andwaivers.

Semiannual report | Core High Yield Fund	1

A look at performance

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Core High Yield Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Merrill Lynch U.S. High Yield Master II Constrained Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

I2	4-30-09	$11,722	$11,722	$12,903

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class I share as of September 30, 2009. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Merrill Lynch U.S. High Yield Master II Constrained Index is an unmanaged index composed of U.S. currency high-yield bonds issued by U.S. and non-U.S. issuers.

1 NAV represents net asset value and POP represents public offering price.

2 For certain types of investors, as described in the Fund’s Class I prospectus.

2	Core High Yield Fund | Semiannual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on April 30, 2009, with the same investment held until September 30, 2009.

	Account value	Ending value	Expenses paid during
	on 4-30-09	on 9-30-09	period ended 9-30-09[1]

Class A	$1,000.00	$1,170.80	$5.17

Class I	1,000.00	1,172.20	3.85

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at September 30, 2009, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Semiannual report | Core High Yield Fund	3

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on April 1, 2009, with the same investment held until September 30, 2009. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 4-30-09	on 9-30-09	period ended 9-30-09[2]

Class A	$1,000.00	$1,019.40	$5.72

Class I	1,000.00	1,020.90	4.26

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.14% and 0.85% for Class A and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 154/365 (to reflect the one-half year period).

2 Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

4	Core High Yield Fund | Semiannual report

Portfolio summary

Top 10 Holdings[1]

American Casino & Entertainment		Discover Financial Services,
Properties LLC, 6-15-14, 11.000%	4.7%	7-15-19, 10.250%	3.4%

Basic Energy Services, Inc.,		Wind Acquisition Finance SA,
8-1-14, 11.625%	4.7%	7-15-17, 11.750%	3.3%

Gannett Co., Inc., 11-15-17, 9.375%	4.3%	Quicksilver Resources, Inc.,
		1-1-16, 11.750%	3.3%
Connacher Oil and Gas, Ltd.,
12-15-15, 10.250%	3.6%	AES Corp., 4-15-16, 9.750%	3.2%

Atlas Pipeline Partners LP,		CB Richard Ellis Services, Inc.,
12-15-15, 8.1215%	3.6%	6-15-17, 11.625%	3.2%

Top Sectors[2,3]

Energy	35%	Health Care	7%

Consumer Discretionary	28%	Financial	7%

Industrials	12%	Telecommunication Services	6%

Consumer Staples	11%	Other	–6%

Quality Composition[2]

BBB	7%

BB	57%

B	40%

CCC	5%

Not rated	–9%

1 As a percentage of net assets on September 30, 2009. Excludes cash and cash equivalents.

2 As a percentage of net assets on September 30, 2009.

3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

Semiannual report | Core High Yield Fund	5

F I N A N C I A L   S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 9-30-09 (unaudited)

		Maturity
	Rate	date	Par value	Value
Bonds 108.79%				$18,430,444

(Cost $17,050,078)

Consumer Discretionary 27.93%				4,732,000

Diversified Consumer Services 0.59%

Service Corp. International,
Sr Note	7.375%	10-01-14	$100,000	100,750

Diversified Financial Services 1.52%

Affinion Group, Inc.,
Sr Note (S)	10.125	10-15-13	250,000	256,875

Diversified Telecommunication Services 1.58%

Intelsat Jackson Holdings, Ltd.,
Gtd Sr Note	11.250	06-15-16	250,000	267,500

Hotels, Restaurants & Leisure 11.49%

American Casino & Entertainment
Properties LLC,
Sr Sec Note (S)	11.000	06-15-14	900,000	801,000

Harrahs Operating Escrow LLC,
Sr Note (S)	11.250	06-01-17	250,000	256,875

MGM Mirage, Inc.,
Sr Sec Note (S)	10.375	05-15-14	400,000	427,000

Royal Caribbean Cruises Ltd.,
Sr Note	7.250	06-15-16	500,000	462,500

Media 4.95%

AMC Entertainment, Inc.,
Sr Note	8.750	06-01-19	100,000	103,250

Gannett Co., Inc.,
Sr Note (S)	9.375	11-15-17	750,000	735,000

Real Estate Management & Development 3.19%

CB Richard Ellis Services, Inc.,
Sr Note (S)	11.625	06-15-17	500,000	540,000

Specialty Retail 1.56%

Freedom Group, Inc.,
Sr Sec Note (S)	10.250	08-01-15	250,000	265,000

Tobacco 3.05%

Alliance One International, Inc.,
Sr Note (S)	10.000	07-15-16	500,000	516,250

See notes to financial statements

6 Core High Yield Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

		Maturity
	Rate	date	Par value	Value
Consumer staples 10.73%				$1,817,250

Food & Staples Retailing 5.03%

ASG Consolidated LLC/ASG
Finance, Inc.,
Sr Disc Note	11.500%	11-01-11	$250,000	242,500

Great Atlantic & Pacific Tea Co.,
Sr Sec Note (S)	11.375	08-01-15	500,000	506,250

SUPERVALU, Inc.,
Sr Note	8.000	05-01-16	100,000	103,500

Food Products 2.63%

Smithfield Foods, Inc.,
Sr Note Ser B	7.750	05-15-13	500,000	445,000

Personal Products 3.07%

Levi Strauss & Co.,
Sr Note	9.750	01-15-15	500,000	520,000

Energy 35.41%				5,998,275
Electric Utilities 3.22%

AES Corp.,
Sr Note (S)	9.750	04-15-16	500,000	545,000

Energy Equipment & Services 8.48%

Allis-Chalmers Energy, Inc.,
Sr Note	9.000	01-15-14	500,000	407,500

Basic Energy Services, Inc.,
Sr Sec Note (S)	11.625	08-01-14	750,000	795,000

Dynegy Holdings, Inc.,
Sr Note	8.375	05-01-16	250,000	233,750

Gas Utilities 3.08%

Gibson Energy ULC,
Sr Sec Note (S)	11.750	05-27-14	500,000	522,500

Oil, Gas & Consumable Fuels 20.63%

Atlas Energy Operating Co., LLC,
Gtd Sr Note	12.125	08-01-17	250,000	269,375
Gtd Sr Note (S)	10.750	02-01-18	250,000	259,375

Atlas Pipeline Partners LP,
Gtd Sr Note	8.125	12-15-15	750,000	603,750

Chesapeake Energy Corp.,
Gtd Sr Note	9.500	02-15-15	100,000	105,250

Connacher Oil and Gas, Ltd.,
Gtd Sec Note (S)	10.250	12-15-15	750,000	611,250

Linn Energy LLC,
Gtd Sr Note	9.875	07-01-18	500,000	507,500

Quicksilver Resources, Inc.,
Sr Note	11.750	01-01-16	500,000	551,250

Teekay Corp.,
Sr Note	8.875	07-15-11	500,000	514,375

Tesoro Corp.,
Gtd Sr Bond	6.500	06-01-17	80,000	72,400

Financials 6.29%				1,066,034
Consumer Finance 3.38%

Discover Financial Services,
Sr Note	10.250	07-15-19	500,000	572,284

See notes to financial statements

Semiannual report | Core High Yield Fund	7

F I N A N C I A L   S T A T E M E N T S

		Maturity
	Rate	date	Par value	Value
Financials (continued)

Diversified Financial Services 2.91%

Reliance Intermediate Holdings LP,
Sr Note (S)	9.500%	12-15-19	$500,000	$493,750

Health care 6.79%				1,151,135
Health Care Equipment & Supplies 4.75%

Apria Healthcare Group, Inc.,
Sr Sec Note (S)	12.375	11-01-14	250,000	266,875
Sr Sec Note (S)	11.250	11-01-14	500,000	537,500

Health Care Providers & Services 0.58%

Sun Healthcare Group, Inc.,
Gtd Sr Sub Note	9.125	04-15-15	100,000	99,500

Pharmaceuticals 1.46%

Elan Corp. PLC,
Gtd Sr Note (S)	8.750	10-15-16	250,000	247,260

Industrials 12.24%				2,073,750
Airlines 3.01%

American Airlines, Inc.,
Sr Sec Note (S)	10.500	10-15-12	500,000	510,000

Commercial Services & Supplies 4.54%

Casella Waste Systems, Inc.,
Sr Sec Note (S)	11.000	07-15-14	250,000	262,500

GeoEye, Inc.,
Sr Sec Note (S)	9.625	10-01-15	500,000	506,250

Marine 1.53%

Commercial Barge Line Co.,
Gtd Sr Sec Note (S)	12.500	07-15-17	250,000	260,000

Trading Companies & Distributors 3.16%

United Rentals North America, Inc.,
Gtd Sr Note (S)	10.875	06-15-16	500,000	535,000

Information technology 1.28%				216,250
IT Services 1.28%

Unisys Corp.,
Sr Note	12.500	01-15-16	250,000	216,250

Materials 0.63%				107,000

Chemicals 0.63%

Ashland, Inc.,
Gtd Sr Note (S)	9.125	06-01-17	100,000	107,000

Telecommunication services 6.43%				1,088,750

Diversified Telecommunication Services 6.43%

Global Crossing, Ltd.,
Sr Sec Note (S)	12.000	09-15-15	500,000	525,000

Wind Acquisition Finance SA,
Sr Note (S)	11.750	07-15-17	500,000	563,750

Utilities 1.06%				180,000

Electric Utilities 1.06%

Texas Competitive Electric Holdings
Co. LLC,
Gtd Sr Note Ser A	10.250	11-01-15	250,000	180,000

See notes to financial statements

8	Core High Yield Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

	Par value	Value

Short-Term Investments 0.59%		$100,000
(Cost $100,000)

Repurchase Agreement 0.59%		100,000

Repurchase Agreement with State Street Corp. dated 9-30-09 at
0.01% to be repurchased at $100,000 on 10-1-09, collateralized by $105,000 U.S. Treasury Bills, zero coupon due 3-25-10
(valued at $104,906, including interest),	$100,000	100,000

Total investments (Cost $17,150,078)† 109.38%		$18,530,444

Other assets and liabilities, net (9.38%)		($1,589,610)

Total net assets 100.00%		$16,940,834

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $11,852,260 or 70.0% of the Fund’s net assets as of September 30, 2009.

† At September 30, 2009, the aggregate cost of investment securities for federal income tax purposes was $17,150,446. Net unrealized appreciation aggregated $1,379,998, of which $1,384,363 related to appreciated investment securities and $4,365 related to depreciated investment securities.

See notes to financial statements

Semiannual report | Core High Yield Fund	9

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 9-30-09 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share.

Assets

Investments, at value (Cost $17,150,078)	$18,530,444
Cash	495
Receivable for investments sold	607,323
Dividends and interest receivable	435,603
Receivable due from adviser	1,725

Total assets	19,575,590

Liabilities

Payable for investments purchased	2,467,490
Distributions payable	138,189
Payable to affiliates
Accounting and legal services fees	197
Other liabilities and accrued expenses	28,880

Total liabilities	2,634,756

Net assets

Capital paid-in	$15,000,000
Distributions in excess of net investment income	(300)
Undistributed net realized gain on investments	560,768
Net unrealized appreciation (depreciation) on investments	1,380,366

Net assets	$16,940,834

Net asset value per share

Based on net asset values and shares outstanding-the Fund has an unlimited number of shares authorized with no par value.
Class A ($16,912,599 ÷ 1,497,500 shares)	$11.29
Class I ($28,235 ÷ 2,500 shares)	$11.29

Maximum offering price per share

Class A (net asset value per share ÷ 95.5%)[1]	$11.82

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

10	Core High Yield Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the period ended 9-30-09 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$660,786
Less foreign taxes withheld	(1,390)

Total investment income	659,396

Expenses

Investment management fees (Note 4)	42,677
Distribution and service fees (Note 4)	16,284
Accounting and legal services fees (Note 4)	424
Trustees’ fees (Note 5)	281
State registration fees (Note 4)	775
Printing and postage fees (Note 4)	3,291
Professional fees	20,047
Custodian fees	5,108
Registration and filing fees	4,605
Other	136

Total expenses	93,628
Less expense reductions (Note 4)	(18,667)

Net expenses	74,961

Net investment income	584,435

Realized and unrealized gain (loss)

Net realized gain on investments	560,768
Change in net unrealized appreciation (depreciation) on investments	1,380,366
Net realized and unrealized gain	1,941,134

Increase in net assets from operations	$2,525,569

1 Period from 4-30-09 (commencement of operations) to 9-30-09.

See notes to financial statements

Semiannual report | Core High Yield Fund	11

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets1

This Statement of Changes in Net Assets shows how the value of the Fund’s net assets has changed since inception. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund sharetransactions.

Period
ended
9-30-09[1]

Increase (decrease) in net assets

From operations
Net investment income	$584,435
Net realized gain	560,768
Change in net unrealized appreciation (depreciation)	1,380,366

Increase in net assets resulting from operations	2,525,569

Distributions to shareholders
From net investment income
Class A	(583,728)
Class I	(1,007)

Total distributions	(584,735)

From Fund share transactions (Note 6)	15,000,000

Total increase	16,940,834

Net assets

Beginning of period	—

End of period	$16,940,834

Distributions in excess of net investment income	($300)

1 Period from 4-30-09 (commencement of operations) to 9-30-09. Unaudited.

See notes to financial statements

12	Core High Yield Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since inception.

CLASS A SHARES Period ended	9-30-09[1]

Per share operating performance

Net asset value, beginning of period	$10.00
Net investment income[2]	0.39
Net realized and unrealized gain on investments	1.28
Total from investment operations	1.67
Less distributions
From net investment income	(0.38)
Total distributions	(0.38)
Net asset value, end of period	$11.29
Total return (%)[3,4]	17.08[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$17
Ratios (as a percentage of average net assets):
Expenses before reductions	1.42[6]
Expenses net of fee waivers	1.14[6]
Expenses net of fee waivers and credits	1.14[6]
Net investment income	8.90[6]
Portfolio turnover (%)	147

1 Period from 4-30-09 (commencement of operations) to 9-30-09. Unaudited.

2 Based on the average daily shares outstanding.

3 Total returns would have been lower had certain expenses not been reduced during the periods shown.

4 Assumes dividend reinvestment.

5 Not annualized.

6 Annualized.

CLASS I SHARES Period ended	9-30-09[1]

Per share operating performance

Net asset value, beginning of period	$10.00
Net investment income[2]	0.40
Net realized and unrealized gain on investments	1.28
Total from investment operations	1.68
Less distributions
From net investment income	(0.39)
Total distributions	(0.39)
Net asset value, end of period	$11.29
Total return (%)[3,4]	17.22[5]

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	5.33[7]
Expenses net of fee waivers	0.85[7]
Expenses net of fee waivers and credits	0.85[7]
Net investment income	9.19[7]
Portfolio turnover (%)	147

1 Period from 4-30-09 (commencement of operations) to 9-30-09. Unaudited.

2 Based on the average daily shares outstanding.

3 Total returns would have been lower had certain expenses not been reduced during the periods shown.

4 Assumes dividend reinvestment.

5 Not annualized.

6 Less than $500,000.

7 Annualized.

See notes to financial statements

Semiannual report | Core High Yield Fund	13

Notes to financial statements (Unaudited)

Note 1
Organization

John Hancock Core High Yield (the Fund) is a diversified series of John Hancock Funds III (the Trust). The Trust was established as a Massachusetts business trust on June 9, 2005. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end investment management company. The investment objective of the Fund is to seek total return, consisting of a high level of current income and capital appreciation.

John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Trust. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

The Board of Trustees have authorized the issuance of multiple classes of shares of the Fund, including classes designated as Class A and Class I shares. Class A shares are open to all retail investors. Class I shares are offered without any sales charge to various institutional and certain individual investors. The shares of each class represent an interest in the same portfolio of investments of the Fund, and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Board of Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bear distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Adviser and affiliates owned 100% of Class A and Class I shares, respectively, of the Fund on September 30, 2009.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, November 23, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation

Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Debt obligations are valued based on the evaluated prices provided by independent pricing services, which utilize both dealer-supplied quotes and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on broker quotes or fair valued as described below. Certain short-term debt instruments are valued at amortized cost.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various

14	Core High Yield Fund | Semiannual report

times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Fair value measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

Level 1 — Exchange traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities, certain foreign equities, warrants, rights, options and futures.

Level 2 — Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed income securities. Also, over-the-counter derivative contracts, including swaps, foreign forward currency contracts, and certain options use these techniques.

Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may not only use observable or unobservable inputs but may also include the use of the brokers’ own judgments about the assumptions that market participants would use.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2009, by major security category or security type.

INVESTMENTS IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Bonds	—	$18,430,444	—	$18,430,444

Short Term Investments	—	100,000	—	100,000

Total Investments in	—	$18,530,444	—	$18,530,444
Securities

Repurchase agreements

The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser.

Semiannual report | Core High Yield Fund	15

Security transactions and related
investment income

Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Discounts/premiums are accreted/amortized for financial reporting purposes. Debt obligations may be placed in a nonaccrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. The Fund uses identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Expenses

The majority of expenses are directly identifi-able to an individual fund. Trust expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage fees for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Federal income taxes

The Fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund’s net investment income is declared daily and distributed monthly. Capital gains, if any, are declared and paid annually. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Note 3

Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Note 4

Investment advisory and other
agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser. The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment of the assets of the Fund, subject to the supervision of the Trust’s Board of Trustees. As compensation for its services, the Adviser receives an advisory fee from the Trust. Under the Advisory Agreement, the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.65% of the first $250,000,000

16	Core High Yield Fund | Semiannual report

of the Fund’s aggregated daily net assets; (b)0.625% of the next $250,000,000 of the Fund’s aggregated daily net assets; (c) 0.60% of the next $500,000,000 of the Fund’s aggregated daily net assets; (d) 0.55% of the next $1,500,000,000 of the Fund’s aggregated daily net assets; and (e) 0.525% of the Fund’s aggregated daily net assets in excess of $2,500,000,000. The Adviser has a subadvi-sory agreement with MFC Global Investment Management (U.S.A.) Limited, an indirectly owned subsidiary of Manulife and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the period ended September 30, 2009, were equivalent to an annual effective rate of 0.65% of the Fund’s average daily net assets.

Effective May 1, 2009, the Adviser has contractually agreed to reimburse or limit certain expenses for each share class. This agreement excludes taxes, portfolio brokerage commissions, interest and litigation and indemnification expenses, other extraordinary expenses not incurred in the ordinary course of the Fund’s business and shareholder service fees. The reimbursements and limits are such that the total of Class A and I will not exceed 1.25% and 0.85%, respectively of the average total net assets of the classes expenses. Accordingly, the expense reductions or reimbursements related to these agreements were $18,177 and $490 for Class A and Class I shares, respectively. The expense reimbursements and limits will continue in effect until July 31, 2010 and thereafter until terminated by the Adviser on notice to the Trust.

Pursuant to the Advisory Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative share of net assets of each class at the time the expense was incurred. The accounting and legal service fees for the period ended September 30, 2009, had an effective rate of 0.01% of the Fund’s daily net assets.

The Trust has a Distribution Agreement with the Distributor. The Fund has adopted Distribution Plans with respect to Class A pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes daily payments to the Distributor at an annual rate not to exceed 0.25% of average daily net asset value of Class A, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the period ended September 30, 2009, there were no net upfront sales charges received by the Distributor with regard to sales of Class A shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of MFC. The transfer agent fees are made up of three components:

• The Fund pays a monthly transfer agent fee at an annual rate of 0.05% and 0.04% for Class A and Class I, respectively, based on each class’s average daily net assets.

• The Fund pays Signature Services a monthly fee which is based on an annual rate of $16.50 per shareholder account.

• In addition, Signature Services is reimbursed for certain out-of-pocket expenses.

During the period ended September 30, 2009, there were no transfer agent fees incurred.

The Fund receives earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the period ended September 30, 2009, the Fund did not have any earning credits.

Semiannual report | Core High Yield Fund	17

Class level expenses for the period ended September 30, 2009 were as follows:

	Distribution	State registration	Printing and
Share class	and service fees	fees	postage fees

Class A	$16,284	$465	$3,139
Class B	—	310	152
Total	$16,284	$775	$3,291

Note 5 Trustees’ fees

The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note 6

Fund share transactions

This listing illustrates the number of Fund shares sold during the period ended September 30, 2009, along with the corresponding dollar value.

	Period ended 9-30-09[1]

	Shares	Amount
Class A shares

Sold	1,497,500	$14,975,000
Net increase	1,497,500	$14,975,000

Class I shares

Sold	2,500	$25,000
Net increase	2,500	$25,000

Net increase	1,500,000	$15,000,000

[1] Period from 4-30-09 (commencement of operations) to 9-30-09. Unaudited.

Note 7

Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities, during the period ended September 30, 2009, aggregated $40,351,298 and $23,931,069, respectively.

18	Core High Yield Fund | Semiannual report

Board Consideration of Investment
Advisory Agreement and Subadvisory
Agreement: John Hancock Core
High Yield Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Funds III (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), to meet in person to review and consider the approval of the advisory and subadvisory agreement. At meetings held on December 8–9, 2008 and March 8–10, 2009, the Board considered the initial approval of:

(i) the investment advisory agreement (the Advisory Agreement) with John Hancock Investment Management Services, LLC (the Adviser) and

(ii) the investment subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.A.) Limited, (the Subadviser) for the John Hancock Core High Yield Fund (the Fund).

The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements. The Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the approval of the Advisory Agreements. During such meetings, the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including its Independent Trustees, reviewed information presented by the Adviser. The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board considered the investment philosophy and research and investment decision-making processes of the Adviser and Subadviser. The Board considered the Adviser’s oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and other non-advisory services to be provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services to be provided to the Fund by the Adviser and Subadviser supported approval of the Advisory Agreements.

Investment advisory fee and subadvisory fee
rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information presented by the Adviser comparing the Advisory Agreement Rate with the average and median fee paid by similar funds. The Board noted that the Advisory Agreement Rate was consistent with the average and median advisory fee rate for similar funds. The Board concluded that the Advisory Agreement Rate was not unreasonable.

The Board also obtained information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment subadvisory services. The Board concluded that the Subadvisory Agreement Rate was not unreasonable.

Semiannual report | Core High Yield Fund	19

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board considered potential “fall-out” or ancillary benefits received by the Adviser and its affiliates and the Subadviser, as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser and Subadviser with the Fund and benefits potentially derived from an increase in business of the Adviser and Subadviser as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Factors not considered relevant at this time

In light of the fact that the Fund had not yet commenced normal operations, the Trustees noted that certain factors, such as investment performance, economies of scale and profit-ability, that will be relevant when the Trustees consider continuing the Advisory Agreements, were not germane to the initial approval.

Other factors and broader review

The Board regularly reviews and assesses the quality of the services that the Fund will receive throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year. After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the Advisory Agreements.

20	Core High Yield Fund | Semiannual report

More information

Trustees	Investment adviser
Patti McGill Peterson,Chairperson	John Hancock Investment Management
James R. Boyle†	Services, LLC
James F. Carlin
William H. Cunningham	Subadviser
Deborah C. Jackson*	MFC Global Investment Management
Charles L. Ladner	(U.S.A.), Limited
Stanley Martin*
Dr. John A. Moore	Principal distributor
Steven R. Pruchansky††	John Hancock Funds, LLC
Gregory A. Russo
John G. Vrysen†	Custodian
State Street Bank and Trust Company
Officers
Keith F. Hartstein	Transfer agent
President and Chief Executive Officer	John Hancock Signature Services, Inc.

Andrew G. Arnott‡	Legal counsel
Chief Operating Officer	K&L Gates LLP

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Michael J. Leary
Treasurer

Charles A. Rizzo
Chief Financial Officer

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on FormN-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 toreceive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling Customer service representatives1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 9510	Mutual Fund Image Operations
	Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Semiannual report | Core High Yield Fund	21

*Member of the Audit Committee of the Audit Committee effective 9-1-09 †Non-Independent Trustee ‡Effective 9-1-09

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Core High Yield Fund.	346SA 9/09
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	11/09

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission. Such disclosure and procedures include controls and procedures designed to ensure that such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

Within 90 days prior to the filing date of this Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures relating to information required to be disclosed on Form N-CSR. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are operating effectively to ensure that:

(i) information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission, and

(ii) information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) CHANGE IN REGISTRANT’S INTERNAL CONTROL: Not applicable.

ITEM 12. EXHIBITS.

(a)(1)(i) CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER.

(a)(1)(ii) CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER.

(b) CERTIFICATION PURSUANT TO Rule 30a-2(b) OF THE INVESTMENT COMPANY ACT OF 1940.

(c)(1) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds III

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: November 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: November 23, 2009

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: November 23, 2009